ALPS|CoreCommodity Management
CompleteCommodities® Strategy Fund
CONSOLIDATED STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (27.44%)
Argentina (0.06%)
Adecoagro SA	132,776	$1,088,763

Australia (2.10%)
Allkem, Ltd.(a)	239,467	1,887,319
Beach Energy, Ltd.	1,315,926	1,668,778
BHP Group, Ltd.	23,500	635,104
BlueScope Steel, Ltd.	348,142	4,035,463
Champion Iron, Ltd.	340,883	1,143,239
Evolution Mining, Ltd.	2,790,686	5,147,608
GrainCorp, Ltd., Class A	85,256	507,522
IGO, Ltd.	80,717	622,622
Iluka Resources, Ltd.	195,693	1,309,880
Incitec Pivot, Ltd.	1,208,039	3,038,603
Mineral Resources, Ltd.	3,708	139,228
Newcrest Mining, Ltd.	140,552	1,895,068
Northern Star Resources, Ltd.	1,376,958	7,542,708
Nufarm, Ltd.	147,504	531,795
OZ Minerals, Ltd.	233,916	3,087,326
Perseus Mining, Ltd.	532,660	628,966
Pilbara Minerals, Ltd.(a)	455,472	881,520
Sierra Rutile Holdings, Ltd.(a)	195,693	43,754
South32, Ltd.	1,248,951	3,324,765
Woodside Energy Group, Ltd.	22,986	513,609
		38,584,877

Austria (0.05%)
OMV AG	11,477	485,857
voestalpine AG	18,655	417,551
		903,408

Brazil (0.64%)
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	180,822	1,549,645
Cia Siderurgica Nacional SA, Sponsored ADR	761,688	2,201,278
Gerdau SA, Sponsored ADR	412,041	1,944,834
Petroleo Brasileiro SA, Sponsored ADR	261,308	3,731,478
Vale SA, Sponsored ADR	181,321	2,440,581
		11,867,816

Canada (4.31%)
Agnico-Eagle Mines, Ltd.	64,194	2,760,159
Alamos Gold, Inc., Class A	404,456	3,191,158
ARC Resources, Ltd.	203,200	2,849,925
B2Gold Corp.	1,302,566	4,572,007
Barrick Gold Corp.	49,181	774,109
Baytex Energy Corp.(a)	69,300	372,328
Birchcliff Energy, Ltd.	264,100	2,029,397
Boralex, Inc., Class A	11,600	420,863
Brookfield Renewable Partners LP	3,100	117,023
Cameco Corp.	87,407	2,252,478
Canadian Natural Resources, Ltd.	66,593	3,676,015

	Shares	Value (Note 2)
Canada (continued)
Canfor Corp.(a)	96,200	$2,047,128
Cenovus Energy, Inc.	15,500	295,342
Centerra Gold, Inc.	298,100	1,855,341
Crescent Point Energy Corp.	462,900	3,661,846
Eldorado Gold Corp.(a)	135,739	836,152
Endeavour Silver Corp.(a)	428,237	1,558,783
Enerplus Corp.	87,950	1,227,782
First Majestic Silver Corp.	234,977	1,799,924
First Quantum Minerals, Ltd.	101,200	1,849,268
Freehold Royalties, Ltd.	9,800	111,121
Hudbay Minerals, Inc.	258,800	996,356
Imperial Oil, Ltd.	27,100	1,298,760
Interfor Corp.	99,600	2,459,374
Ivanhoe Mines, Ltd., Class A(a)	76,600	476,152
Kinross Gold Corp.	1,015,503	3,462,865
Lundin Mining Corp.	543,000	3,061,544
Maple Leaf Foods, Inc.	36,300	770,193
MEG Energy Corp.(a)	11,800	162,457
Nutrien, Ltd.	24,800	2,122,975
NuVista Energy, Ltd.(a)	128,500	1,142,958
Pan American Silver Corp.	186,514	3,791,830
Parex Resources, Inc.	93,300	1,736,966
Peyto Exploration & Development Corp.	157,900	1,775,612
PrairieSky Royalty, Ltd.	56,500	829,046
Saputo, Inc.	124,300	3,070,250
Suncor Energy, Inc.	71,400	2,423,212
Teck Resources, Ltd., Class B	46,040	1,353,116
Torex Gold Resources, Inc.(a)	109,600	834,485
Tourmaline Oil Corp.	29,700	1,860,787
Turquoise Hill Resources, Ltd.(a)	36,269	948,072
Vermilion Energy, Inc.	161,900	4,186,099
Wheaton Precious Metals Corp.	38,523	1,321,339
Whitecap Resources, Inc.	100,300	766,809
		79,109,406

Chile (0.16%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	30,838	3,033,534

China (0.11%)
China Petroleum & Chemical Corp., ADR	5,780	271,255
Daqo New Energy Corp., ADR(a)	4,034	261,000
PetroChina Co., Ltd., ADR	36,251	1,691,472
		2,223,727

Colombia (0.03%)
Ecopetrol SA, Sponsored ADR	56,879	610,880

Denmark (0.75%)
Orsted AS(b)(c)	68,595	7,963,636
Vestas Wind Systems A/S	233,312	6,071,442
		14,035,078

Faroe Islands (0.03%)
Bakkafrost P/F	6,869	477,236

	Shares	Value (Note 2)
Finland (0.25%)
Metso Outotec Oyj	159,987	$1,312,690
Outokumpu Oyj	761,553	3,328,190
		4,640,880

France (0.33%)
TotalEnergies SE, ADR	120,872	6,171,725

Germany (0.93%)
Bayer AG	144,449	8,415,107
K+S AG	155,654	3,278,752
Nordex SE(a)	490,517	4,729,554
Salzgitter AG	10,429	264,128
thyssenkrupp AG(a)	17,747	108,938
VERBIO Vereinigte BioEnergie AG	4,013	248,549
		17,045,028

Great Britain (1.12%)
Anglo American PLC	24,783	890,335
Atlantica Sustainable Infrastructure PLC	95,056	3,389,697
BP PLC, Sponsored ADR	18,933	556,252
CNH Industrial N.V.	142,282	1,838,283
Endeavour Mining PLC	232,900	4,594,162
Evraz PLC	91,946	90,574
Pennon Group PLC	41,248	504,329
Pentair PLC	27,500	1,344,475
Rio Tinto PLC, Sponsored ADR	66,910	4,083,517
Severn Trent PLC	36,254	1,302,433
Subsea 7 SA	62,311	559,729
United Utilities Group PLC	99,030	1,314,531
Weir Group PLC	17,675	359,462
		20,827,779

Italy (0.09%)
Eni SpA, Sponsored ADR	28,118	675,394
ERG SpA	26,121	850,028
		1,525,422

Japan (0.97%)
Ezaki Glico Co., Ltd.	4,600	134,016
Hitachi Metals, Ltd.(a)	20,700	317,602
Inpex Corp.	448,733	5,074,536
Japan Petroleum Exploration Co., Ltd.	52,500	1,372,047
JFE Holdings, Inc.	70,900	792,208
Kubota Corp.	127,700	2,100,563
Kurita Water Industries, Ltd.	68,516	2,764,276
Morinaga Milk Industry Co., Ltd.	6,500	238,845
NH Foods, Ltd.	56,400	1,702,362
Nippon Steel Corp.	79,290	1,171,363
Sumitomo Forestry Co., Ltd.	73,459	1,133,147
Sumitomo Metal Mining Co., Ltd.	43,500	1,374,646
		18,175,611

Luxembourg (0.26%)
APERAM SA	14,100	457,112
ArcelorMittal	14,925	367,006
ArcelorMittal SA	48,939	1,196,178

	Shares	Value (Note 2)
Luxembourg (continued)
Tenaris SA, ADR	27,417	$769,321
Ternium SA, Sponsored ADR	63,021	2,232,834
		5,022,451

Malaysia (0.30%)
Lynas Rare Earths, Ltd.(a)	917,755	5,585,158

Mexico (0.10%)
Grupo Mexico SAB de CV, Series B	473,800	1,877,722

Netherlands (0.29%)
Core Laboratories N.V.	48,394	916,582
Fugro NV(a)	123,489	1,462,790
OCI N.V.	64,159	2,225,562
SBM Offshore N.V.	47,369	658,905
		5,263,839

Norway (2.09%)
Aker BP ASA	294,687	10,180,546
Equinor ASA	281,238	10,737,274
Leroy Seafood Group ASA	70,514	550,828
Mowi ASA	161,190	3,705,747
NEL ASA(a)	476,921	815,667
Norsk Hydro ASA	182,328	1,227,329
Salmar ASA	12,666	903,582
Scatec ASA(b)(c)	126,055	1,494,646
TGS ASA	50,202	743,283
Yara International ASA	188,021	7,995,430
		38,354,332

Peru (0.18%)
Cia de Minas Buenaventura SAA, ADR	144,604	786,646
Southern Copper Corp.	52,309	2,604,988
		3,391,634

South Africa (0.75%)
African Rainbow Minerals, Ltd.	79,688	1,121,050
Anglo Platinum, Ltd.	10,455	799,625
AngloGold Ashanti, Ltd., Sponsored ADR	4,226	62,164
Gold Fields, Ltd., Sponsored ADR	766,566	7,052,407
Impala Platinum Holdings, Ltd.	61,412	681,924
Kumba Iron Ore, Ltd.	51,422	1,523,941
Remgro, Ltd.	106,592	876,402
Sasol, Ltd.(a)	77,701	1,634,666
		13,752,179

Spain (0.49%)
Acerinox SA	44,206	429,125
Fluidra SA	54,669	1,015,234
Iberdrola SA	115,660	1,232,928
Repsol SA	21,441	265,703
Siemens Gamesa Renewable Energy SA(a)	318,399	5,834,750

	Shares	Value (Note 2)
Spain (continued)
Solaria Energia y Medio Ambiente SA(a)	18,123	$416,201
		9,193,941

Sweden (0.75%)
AAK AB	17,147	298,995
Boliden AB	256,314	8,498,651
Holmen AB, B Shares	8,330	340,915
Orron Energy ab(a)	107,262	131,937
SSAB AB, A Shares	190,388	915,576
Svenska Cellulosa AB SCA, Class B	218,017	3,171,933
		13,358,007

Switzerland (0.08%)
Bucher Industries AG	799	305,212
Glencore PLC	206,097	1,159,178
		1,464,390

United States (10.22%)
AGCO Corp.	24,644	2,684,225
American States Water Co.	14,594	1,272,159
American Water Works Co., Inc.	10,923	1,697,871
Antero Resources Corp.(a)	8,430	334,165
APA Corp.	51,187	1,902,621
Archer-Daniels-Midland Co.	24,736	2,047,399
Archrock, Inc.	157,623	1,330,338
Array Technologies, Inc.(a)	28,924	487,369
ATI, Inc.(a)	191,059	4,755,458
Baker Hughes Co.	36,573	939,560
Bloom Energy Corp., Class A(a)	40,155	812,336
Bunge, Ltd.	26,334	2,431,418
California Water Service Group	30,789	1,849,803
Callon Petroleum Co.(a)	16,701	768,914
Cal-Maine Foods, Inc.	66,579	3,402,853
Centennial Resource Development, Inc., Class A(a)	203,236	1,353,552
CF Industries Holdings, Inc.	87,454	8,350,983
ChampionX Corp.	171,876	3,590,490
Chemours Co.	101,629	3,616,976
Chevron Corp.	11,808	1,933,914
Civitas Resources, Inc.	69,656	4,106,918
Cleveland-Cliffs, Inc.(a)	21,936	388,487
CNX Resources Corp.(a)	40,534	700,022
Commercial Metals Co.	14,599	578,412
Comstock Resources, Inc.(a)	335,766	5,348,753
ConocoPhillips	28,355	2,762,628
Continental Resources, Inc.	39,717	2,736,104
Corteva, Inc.	87,240	5,020,662
Coterra Energy, Inc.	61,433	1,879,235
Darling Ingredients, Inc.(a)	85,346	5,912,771
Deere & Co.	4,669	1,602,307
Devon Energy Corp.	20,591	1,294,144
Diamondback Energy, Inc.	25,802	3,303,172
Enphase Energy, Inc.(a)	10,981	3,120,581
EOG Resources, Inc.	31,435	3,496,201
Exxon Mobil Corp.	25,797	2,500,503
First Solar, Inc.(a)	28,363	2,812,759
FMC Corp.	65,572	7,285,049
Freeport-McMoRan, Inc.	82,278	2,595,871

	Shares	Value (Note 2)
United States (continued)
Green Plains, Inc.(a)	33,207	$1,196,116
Halliburton Co.	82,737	2,424,195
Hecla Mining Co.	743,964	3,370,157
Helix Energy Solutions Group, Inc.(a)	302,387	1,221,643
Helmerich & Payne, Inc.	52,323	2,422,555
Hess Corp.	21,053	2,367,831
HF Sinclair Corp.	22,080	1,055,866
Hormel Foods Corp.	118,129	5,828,485
Ingredion, Inc.	35,620	3,240,708
Kinder Morgan, Inc.	5,763	103,676
Kosmos Energy, Ltd.(a)	61,773	391,641
Liberty Energy, Inc., Class A(a)	36,672	520,742
Livent Corp.(a)	29,345	730,397
Marathon Oil Corp.	62,915	1,560,292
Marathon Petroleum Corp.	24,420	2,238,337
Matador Resources Co.	41,014	2,369,789
Mosaic Co.	29,148	1,534,934
MP Materials Corp.(a)	29,775	999,547
Murphy Oil Corp.	36,727	1,290,587
National Fuel Gas Co.	3,154	228,160
National Oilwell Varco, Inc.	84,671	1,575,727
New WEI, Inc.(a)	68,768	103
Newmont Corp.	34,178	1,547,580
NexTier Oilfield Solutions, Inc.(a)	33,972	338,701
Northern Oil and Gas, Inc.	13,153	379,201
Patterson-UTI Energy, Inc.	187,413	3,101,686
PDC Energy, Inc.	27,893	1,832,291
Phillips 66	8,398	747,422
Pilgrim's Pride Corp.	103,106	3,234,435
Pioneer Natural Resources Co.	5,663	1,341,848
Plug Power, Inc.(a)	21,677	462,587
PotlatchDeltic Corp., REIT	16,318	800,072
ProPetro Holding Corp.(a)	114,066	1,199,974
Range Resources Corp.(a)	58,949	1,949,443
Reliance Steel & Aluminum Co.	7,901	1,503,165
Royal Gold, Inc.	8,866	928,891
RPC, Inc.	140,085	1,143,094
Schlumberger NV	39,324	1,456,168
SM Energy Co.	76,573	3,160,933
SSR Mining, Inc.	233,102	3,837,263
Steel Dynamics, Inc.	14,899	1,160,334
SunPower Corp.(a)	70,917	1,444,579
Talos Energy, Inc.(a)	97,751	1,852,381
Tellurian, Inc.(a)	84,139	312,997
TPI Composites, Inc.(a)	133,337	2,196,060
Transocean, Ltd.(a)	657,543	2,222,495
Tyson Foods, Inc., Class A	72,052	6,341,297
US Silica Holdings, Inc.(a)	105,682	1,461,582
Valero Energy Corp.	15,840	1,754,597
Weyerhaeuser Co., REIT	36,082	1,310,498
Williams Cos., Inc.	1,855	63,237
Worthington Industries, Inc.	4,148	212,419
		188,975,701

TOTAL COMMON STOCKS
(Cost $467,976,115)		506,560,524

	Shares	Value (Note 2)
United States
MASTER LIMITED PARTNERSHIPS (0.03%)
United States (0.03%)
Energy Transfer LP	4,974	$56,256
Enterprise Products Partners LP	10,676	285,369
Magellan Midstream Partners LP	2,054	105,781
MPLX LP	1,555	50,553
Plains All American Pipeline LP	3,090	34,114
		532,073

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		532,073

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (59.08%)
U.S. Treasury Bonds (59.08%)
United States Cash Management Bill
1.083%, 10/11/22(d)	$244,600,000	$243,487,332
United States Treasury Bill
1.105%, 8/4/22	27,000,000	26,995,748
0.236%, 8/9/22(d)	80,000,000	79,964,155
0.714%, 9/8/22(d)	41,000,000	40,908,576
0.920%, 9/13/22(d)	305,000,000	304,260,004
1.313%, 9/29/22(d)	8,700,000	8,669,021
0.577%, 10/27/22(d)	136,000,000	135,231,468
United States Treasury Inflation Indexed Bonds, 10.261%, 4/15/23	$119,986,680	$121,246,684
United States Treasury Notes
0.231%, 9/30/22(d)	130,000,000	129,898,921
		1,090,661,909
TOTAL GOVERNMENT BONDS
(Cost $1,092,986,084)		1,090,661,909

Value (Note 2)
TOTAL INVESTMENTS (86.55%)
(Cost $1,561,862,420)	$1,597,754,506

Other Assets In Excess Of Liabilities (13.45%)	248,212,525
NET ASSETS - 100.00%	$1,845,967,031

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the market value of those securities was $9,458,281 representing 0.51% of the Fund's net assets.

(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2022 the aggregate market value of those securities was $9,458,281 representing 0.51% of net assets.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $146,350,000.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	893	08/31/22	$92,845,210	$1,697,222
Cocoa Future	Morgan Stanley	Short	(1,431)	12/14/22	(33,957,630)	12,950
Coffee 'C' Future	Morgan Stanley	Short	(180)	09/20/22	(14,661,000)	806,606
Cotton No.2 Future	Morgan Stanley	Short	(314)	12/07/22	(15,188,180)	4,294,771
Gasoline RBOB Future	Morgan Stanley	Short	(11)	10/31/22	(1,274,057)	271,176
Gold 100 Oz. Future	Morgan Stanley	Long	194	12/28/12	34,566,920	1,052,460
Heating Oil Future	Morgan Stanley	Long	45	08/31/22	6,707,610	65,196
Heating Oil Future	Morgan Stanley	Short	(25)	10/31/22	(3,623,445)	184,713
Lean Hogs Future	Morgan Stanley	Long	82	08/12/22	3,957,320	425,238
LME Aluminum Future	Morgan Stanley	Long	110	08/15/22	6,878,410	401,125
LME Nickel Future	Morgan Stanley	Long	160	08/15/22	22,645,440	2,162,374
LME Zinc Future	Morgan Stanley	Long	633	08/15/22	53,619,215	4,087,160
Natural Gas Future	Morgan Stanley	Long	546	08/29/22	44,930,340	7,899,044
Silver Future	Morgan Stanley	Long	363	12/28/22	36,924,360	1,769,803
Soybean Future	Morgan Stanley	Short	(225)	11/14/22	(16,520,625)	555,324
Soybean Meal Future	Morgan Stanley	Long	886	12/14/22	37,079,100	1,119,214
Sugar #11 (World) Future	Morgan Stanley	Short	(696)	09/30/22	(13,672,781)	1,300,046
WTI Crude Future	Morgan Stanley	Short	(433)	08/22/22	(42,702,460)	6,074,338
					$198,553,747	$34,178,760

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value(Note 2)	Unrealized Depreciation
Copper Future	Morgan Stanley	Short	(13)	09/28/22	$(1,161,388)	$(32,613)
Corn Future	Morgan Stanley	Long	297	09/14/22	9,151,313	(1,415,355)
Frozen Concentrated Orange Juice-A Future	Morgan Stanley	Short	(12)	09/12/22	(309,600)	(12,989)
Gasoline RBOB	Morgan Stanley	Short	(28)	08/31/22	(3,661,123)	(216,259)
Gasoline Robusta Future	Morgan Stanley	Short	(69)	11/30/22	(7,758,526)	(359,822)
Heating Oil Future	Morgan Stanley	Short	(142)	11/30/22	(20,296,685)	(501,986)
KC HRW Wheat Future	Morgan Stanley	Long	136	09/14/22	5,946,600	(884,050)
Live Cattle Future	Morgan Stanley	Short	(570)	12/30/22	(33,778,200)	(100,326)
Low Su Gasoil	Morgan Stanley	Long	409	08/11/22	45,255,850	(3,650,464)
Natural Gas Future	Morgan Stanley	Long	610	09/28/22	50,068,800	(453,748)
Platinum Future	Morgan Stanley	Long	265	10/27/22	11,789,850	(596,796)
Soybean Future	Morgan Stanley	Long	625	12/14/22	24,622,500	(1,255,137)
Wheat Future	Morgan Stanley	Long	391	09/14/22	15,791,513	(2,062,406)
WTI Crude Future	Morgan Stanley	Short	(844)	11/21/22	(79,226,280)	(3,337,644)
					$16,434,624	$(14,879,595)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS Group AG	CRB 3m Fwd TR Index**	$265,828,551	USB3MTA + 25 bps	11/30/2022	$265,828,558	$7
Citigroup	CRB 3m Fwd TR Index**	269,992,678	USB3MTA + 24 bps	9/30/2022	269,992,683	5
Societe Generale	CRB 3m Fwd TR Index**	123,656,657	USB3MTA + 28 bps	11/30/2022	123,656,660	3
Goldman Sachs	CRB 3m Fwd TR Index**	128,403,093	USB3MTA + 25 bps	9/30/2022	128,403,094	1
		$787,880,979			$787,880,995	$16

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$318,762,814	USB3MTA + 25 bps	6/30/2023	$318,761,508	$(1,306)
		$318,762,814			$318,761,508	$(1,306)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the Fund. For the short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Quarterly Statement of Investments.

ALPS | Kotak India ESG Fund
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.21%)
Communication Services (3.85%)
Entertainment (1.09%)
Nazara Technologies, Ltd.(a)	180,526	$1,216,067
PVR, Ltd.	98,675	2,680,693
		3,896,760

Wireless Telecommunication Services (2.76%)
Bharti Airtel, Ltd.	1,111,913	9,534,926
Bharti Airtel, Ltd. partly paid	78,914	293,054

TOTAL COMMUNICATION SERVICES		13,724,740

Consumer Discretionary (10.15%)
Auto Components (2.01%)
MRF, Ltd.	3,880	4,112,654
Sansera Engineering, Ltd.(b)(c)	193,310	1,753,186
Varroc Engineering, Ltd.(b)(c)	294,038	1,301,368
		7,167,208

Automobiles (2.92%)
Mahindra & Mahindra, Ltd.	277,646	4,096,670
Maruti Suzuki India, Ltd.	56,917	6,333,683
		10,430,353

Hotels, Restaurants & Leisure (0.80%)
Jubilant Foodworks, Ltd.	408,170	2,849,429

Household Durables (2.59%)
Crompton Greaves Consumer Electricals, Ltd.	1,306,418	6,521,112
Orient Electric, Ltd.	831,599	2,735,113
		9,256,225

Internet & Direct Marketing Retail (0.71%)
Cartrade Tech, Ltd.(a)	136,844	1,211,315
Zomato, Ltd.(a)	2,222,950	1,321,300
		2,532,615

Textiles, Apparel & Luxury Goods (1.12%)
Titan Co., Ltd.	134,337	4,000,785

TOTAL CONSUMER DISCRETIONARY		36,236,615

Consumer Staples (5.15%)
Personal Products (5.15%)
Dabur India, Ltd.	615,821	4,549,034
Emami, Ltd.	823,442	4,685,487
Hindustan Unilever, Ltd.	273,518	9,137,380
		18,371,901

TOTAL CONSUMER STAPLES		18,371,901

	Shares	Value (Note 2)
Energy (8.36%)
Oil, Gas & Consumable Fuels (8.36%)
Aegis Logistics, Ltd.	962,313	$3,152,146
Reliance Industries, Ltd.	838,635	26,672,230
		29,824,376

TOTAL ENERGY		29,824,376

Financials (30.68%)
Banks (19.77%)
AU Small Finance Bank, Ltd.(b)(c)	706,060	5,298,766
Axis Bank, Ltd.	1,268,470	11,654,441
HDFC Bank, Ltd., ADR	82,825	5,201,410
HDFC Bank, Ltd.	677,523	12,372,296
ICICI Bank, Ltd., Sponsored ADR	591,286	12,286,923
ICICI Bank, Ltd.	1,285,213	13,367,186
State Bank of India	1,548,314	10,375,367
		70,556,389

Consumer Finance (5.93%)
Bajaj Finance, Ltd.	146,761	13,432,373
Muthoot Finance, Ltd.	122,426	1,652,385
SBI Cards & Payment Services, Ltd.	509,241	6,057,111
		21,141,869

Insurance (2.88%)
HDFC Life Insurance Co., Ltd.(b)(c)	784,812	5,516,284
ICICI Lombard General Insurance Co., Ltd.(b)(c)	239,862	3,702,873
PB Fintech, Ltd.(a)	175,936	1,043,686
		10,262,843

Thrifts & Mortgage Finance (2.10%)
Aavas Financiers, Ltd.(a)	248,638	7,509,637

TOTAL FINANCIALS		109,470,738

Health Care (7.30%)
Health Care Providers & Services (4.77%)
Dr Lal PathLabs, Ltd.(b)(c)	59,599	1,740,020
Fortis Healthcare, Ltd.(a)	1,277,235	4,503,362
Max Healthcare Institute, Ltd.(a)	1,817,232	8,506,905
Vijaya Diagnostic Centre Pvt, Ltd.(a)	521,143	2,253,151
		17,003,438

Life Sciences Tools & Services (0.47%)
Tarsons Products, Ltd.(a)	160,456	1,663,380

Pharmaceuticals (2.06%)
Alkem Laboratories, Ltd.	97,737	3,985,872
Cipla, Ltd.	273,413	3,379,864
		7,365,736

TOTAL HEALTH CARE		26,032,554

	Shares	Value (Note 2)
Industrials (6.77%)
Air Freight & Logistics (0.60%)
Mahindra Logistics, Ltd.(b)(c)	361,931	$2,131,989

Airlines (0.81%)
InterGlobe Aviation, Ltd.(a)(b)(c)	121,781	2,887,706

Building Products (1.40%)
Apollo Pipes, Ltd.(a)	83,190	500,018
Kajaria Ceramics, Ltd.	302,296	4,501,631
		5,001,649

Construction & Engineering (3.23%)
Kalpataru Power Transmission, Ltd.	654,000	3,062,862
Larsen & Toubro, Ltd.	370,011	8,480,207
		11,543,069

Road & Rail (0.28%)
Container Corp. Of India, Ltd.	110,914	1,000,345

Trading Companies & Distributors (0.45%)
IndiaMart InterMesh, Ltd.(b)(c)	29,643	1,598,759

TOTAL INDUSTRIALS		24,163,517

Information Technology (14.31%)
IT Services (14.31%)
Infosys, Ltd., Sponsored ADR	590,839	11,515,452
Infosys, Ltd.	879,275	17,248,057
Persistent Systems, Ltd.	144,891	6,670,679
Tata Consultancy Services, Ltd.	226,247	9,463,640
Tech Mahindra, Ltd.	359,540	4,780,956
Wipro, Ltd.	261,382	1,394,685
		51,073,469

TOTAL INFORMATION TECHNOLOGY		51,073,469

Materials (7.40%)
Chemicals (3.02%)
Kansai Nerolac Paints, Ltd.	473,441	2,395,580
SRF, Ltd.	272,037	8,375,035
		10,770,615

Construction Materials (3.59%)
JK Cement, Ltd.	99,228	3,147,266
Ramco Cements, Ltd.	455,168	4,228,085
Shree Cement, Ltd.	21,035	5,459,624
		12,834,975

Containers & Packaging (0.79%)
Mold-Tek Packaging, Ltd.	270,023	2,808,475

TOTAL MATERIALS		26,414,065

Real Estate (2.24%)
Real Estate Management & Development (2.24%)
Brigade Enterprises, Ltd.	660,400	4,132,713

	Shares	Value (Note 2)
Real Estate Management & Development (continued)
Oberoi Realty, Ltd.	335,584	$3,871,046
		8,003,759

TOTAL REAL ESTATE		8,003,759

TOTAL COMMON STOCKS
(Cost $290,043,105)		343,315,734

TOTAL INVESTMENTS (96.21%)
(Cost $290,043,105)		$343,315,734

Assets In Excess Of Other Liabilities (3.79%)		13,538,102

NET ASSETS (100.00%)		$356,853,836

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 25,930,951, representing 7.27% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2022 the aggregate market value of those securities was $25,930,951 representing 7.27% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund  management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Short Duration Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.20%)

Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$283	$283
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	22	22
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	594	595
Series 1993-184, Class M,
–%, 09/25/2023	3,241	3,183
Series 1993-189, Class FB,
10Y US TI + -0.65%, 10/25/2023(a)	2,052	2,037
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	13,391	13,418
Series 1993-255, Class E,
7.100%, 12/25/2023	14,463	14,706
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	345	345
Series 1993-31, Class PN,
7.000%, 09/25/2023	28,288	28,560
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	1,314	1,310
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	4,933	4,944
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	28,681	28,841
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	10,530	10,545
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	1,678	1,679
Series 1994-61, Class E,
7.500%, 04/25/2024	13,987	14,229
Series 1994-75, Class K,
7.000%, 04/25/2024	9,996	10,196
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	36,075	36,324
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	19,669	19,865
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	24,453	24,479
Series 2003-39, Class PG,
5.500%, 05/25/2023	7,675	7,686
Series 2003-49, Class YC,
4.000%, 06/25/2023	3,240	3,240
Series 2004-53, Class NC,
5.500%, 07/25/2024	4,904	4,929

	Principal Amount	Value (Note 2)
Series 2004-95, Class AK,
5.500%, 01/25/2025	$9,559	$9,689
Series 2005-121, Class DY,
5.500%, 01/25/2026	13,120	13,305
Series 2006-22, Class CE,
4.500%, 08/25/2023	5,223	5,228
Series 2011-40, Class KA,
3.500%, 03/25/2026	67,313	67,566
Series 2011-44, Class EB,
3.000%, 05/25/2026	20,133	20,052
Series 2011-61, Class B,
3.000%, 07/25/2026	34,308	34,143
Series 2011-80, Class KB,
3.500%, 08/25/2026	37,615	37,716
Series 2012-22, Class ND,
2.000%, 12/25/2026	55,454	54,838
Series 2012-47, Class HA,
1.500%, 05/25/2027	46,975	45,665
Series 2013-5, Class DB,
2.000%, 02/25/2028	94,713	92,214
Series 2015-96, Class EA,
3.000%, 12/25/2026	191,158	190,083
		801,915
Freddie Mac
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	1,967	1,968
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	3,674	3,681
Series 1993-1560, Class Z,
7.000%, 08/15/2023	4,361	4,397
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	18,199	18,169
Series 1993-1584, Class L,
6.500%, 09/15/2023	7,658	7,760
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	9,638	9,729
Series 1993-1611, Class Z,
6.500%, 11/15/2023	11,425	11,619
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	3,151	3,197
Series 1993-1630, Class PK,
6.000%, 11/15/2023	6,506	6,589
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	6,151	6,177
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	4,204	4,210
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	6,594	6,602
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	29,222	29,231

	Principal Amount	Value (Note 2)
Series 1994-1673, Class FB,
10Y US TI + -0.50%, 02/15/2024(a)	$2,423	$2,410
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	4,348	4,347
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	5,835	5,851
Series 1994-1730, Class Z,
7.000%, 05/15/2024	16,262	16,519
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	21,217	21,493
Series 1994-32, Class PN,
7.500%, 04/25/2024	57,912	58,822
Series 1994-43, Class PH,
6.500%, 10/17/2024	19,913	20,203
Series 1996-1810, Class D,
6.000%, 02/15/2026	14,948	15,172
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	4,337	4,338
Series 1997-1983, Class Z,
6.500%, 12/15/2023	5,586	5,674
Series 2001-2332, Class FB,
1M US L + 0.45%, 01/15/2028(a)	87,011	87,030
Series 2002-2528, Class KM,
5.500%, 11/15/2022	3,247	3,250
Series 2003-2595, Class GC,
5.500%, 04/15/2023	7,714	7,733
Series 2003-2634, Class PT,
5.000%, 06/15/2023	1,324	1,324
Series 2004-2877, Class AL,
5.000%, 10/15/2024	1,725	1,734
Series 2005-3005, Class ED,
5.000%, 07/15/2025	41,248	41,719
Series 2006-3104, Class DH,
5.000%, 01/15/2026	23,632	23,940
Series 2009-3575, Class EB,
4.000%, 09/15/2024	7,468	7,460
Series 2010-3661, Class B,
4.000%, 04/15/2025	19,629	19,757
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	14,893	15,015
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	22,528	22,426
Series 2011-3829, Class BE,
3.500%, 03/15/2026	14,184	14,240
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	6,197	6,193
Series 2012-4003, Class BG,
2.000%, 10/15/2026	33,393	32,980

	Principal Amount	Value (Note 2)
Series 2013-4177, Class NB,
1.500%, 03/15/2028	$21,673	$20,896
		573,855
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	16,686	16,820
Series 2013-53, Class KN,
1.500%, 08/20/2025	18,076	17,722
		34,542

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,429,593)		1,410,312

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.07%)

Fannie Mae-Aces
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	560	560
Series 2013-M14, Class APT,
2.605%, 04/25/2023(a)	115,166	114,281
Series 2013-M14, Class A2,
3.329%, 10/25/2023(a)	43,143	42,813
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	80,020	79,721
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	4,511	4,514
Series 2016-M7, Class AV2,
2.157%, 10/25/2023	30,658	30,274
		272,163
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2012-K023, Class X1,
1.166%, 08/25/2022(a)	505,467	34
Series 2013-K026, Class X1,
0.902%, 11/25/2022(a)	4,986,503	6,582
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	9,007	8,987
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	110,208	110,215
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	114,811	114,141
		239,959

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $508,787)		512,122

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.81%)

Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	$2,373,398	$2,419,413
Series 2011-MA0717,
3.500%, 04/01/2026	17,942	17,931
Series 2012-AM1076,
2.920%, 10/01/2024	229,656	229,309
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	230,310
Series 2014-,
3.150%, 11/01/2024	175,000	174,703
Series 2015-AM9288,
2.930%, 07/01/2025	1,326,115	1,323,793
Series 2016-,
2.910%, 07/01/2026	35,727	35,125
2.935%, 07/01/2026(a)	108,226	106,644
3.210%, 01/01/2026	65,000	64,814
Series 2016-AL8941,
2.763%, 01/01/2024(a)	48,670	48,422
Series 2016-AN1413,
2.490%, 05/01/2026	141,647	138,437
Series 2017-,
2.470%, 01/01/2024	2,000,000	1,987,465
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	304,606
Series 2018-AN8203,
2.950%, 01/01/2025	2,875,370	2,868,473
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	590,558
Series 2019-BL2539,
3.050%, 05/01/2024	138,452	138,408
		10,678,411
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	67,774	67,413

Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,376,989	1,374,822

Ginnie Mae I Pool
Series 2010-,
4.500%, 07/15/2025	66,089	68,062
Series 2013-,
2.000%, 07/15/2028	95,805	92,486
		160,548

	Principal Amount	Value (Note 2)
Ginnie Mae II Pool
Series 2009-,
4.500%, 03/20/2024	$101,302	$103,634
Series 2010-,
3.000%, 12/20/2025	66,515	65,928
Series 2011-,
3.000%, 02/20/2026	85,033	84,900
		254,462

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $12,879,324)		12,535,656

CORPORATE BONDS (66.89%)

Aerospace & Defense (3.44%)
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,658,013
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023	7,500,000	7,242,038
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	2,937,435
0.95%, 04/01/2024	3,000,000	2,847,462
TransDigm, Inc.
8.00%, 12/15/2025(c)	5,841,000	6,059,890
Total Aerospace & Defense		23,744,838

Airlines (0.38%)
Delta Air Lines, Inc.
7.00%, 05/01/2025	2,000,000	2,091,189
Southwest Airlines Co.
4.75%, 05/04/2023	500,000	503,700
Total Airlines		2,594,889

Auto Parts Manufacturing (0.14%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	1,000,000	964,910

Automobiles Manufacturing (5.72%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,461,322
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,877,108
3.38%, 11/13/2025	6,465,000	6,176,983
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,291,129
General Motors Financial Co., Inc.
3.80%, 04/07/2025	2,000,000	1,974,992
SOFRINDX + 1.30%, 04/07/2025(a)	2,000,000	1,950,017
Hyundai Capital America
0.88%, 06/14/2024(c)	4,000,000	3,753,602
Kia Corp.
1.00%, 04/16/2024(c)	2,850,000	2,721,196

	Principal Amount	Value (Note 2)
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(c)	$4,685,000	$4,619,391
3.52%, 09/17/2025(c)	4,000,000	3,848,887
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	1,500,000	1,485,549
0.88%, 11/22/2023(c)	2,500,000	2,407,621
1D US SOFR + 0.95%, 06/07/2024(a)(c)	5,000,000	4,992,277
Total Automobiles Manufacturing		39,560,074

Banks (2.81%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	400,000	400,491
Danske Bank A/S
5.38%, 01/12/2024(c)	250,000	253,585
1Y US TI + 1.03%, 12/08/2023(a)(c)	1,000,000	988,432
Discover Bank
3.35%, 02/06/2023	2,110,000	2,107,066
First Horizon Corp.
3.55%, 05/26/2023	500,000	498,849
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(a)	5,963,000	5,922,410
FNB Corp.
2.20%, 02/24/2023	200,000	198,005
KeyCorp
1D US SOFR + 1.25%, 05/23/2025(a)	1,000,000	997,694
Lloyds Banking Group PLC
1Y US TI + 0.55%, 05/11/2024(a)	2,000,000	1,943,034
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(a)	3,000,000	2,873,639
NatWest Markets PLC
0.80%, 08/12/2024(c)	1,000,000	933,094
Truist Financial Corp.
1D US SOFR + 0.40%, 06/09/2025(a)	2,000,000	1,939,797
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	301,483
Total Banks		19,357,579

Biotechnology (0.14%)
Roche Holdings, Inc.
1D US SOFR + 0.24%, 03/05/2024(a)(c)	1,000,000	995,137

Cable & Satellite (0.51%)
Charter Communications Operating LLC / Charter Communications Operating Capital
3M US L + 1.65%, 02/01/2024(a)	3,530,000	3,542,166

	Principal Amount	Value (Note 2)
Casinos & Gaming (0.42%)
MGM Resorts International
6.75%, 05/01/2025	$2,843,000	$2,897,856

Chemicals (2.30%)
Avient Corp.
5.75%, 05/15/2025(c)	3,826,000	3,850,831
Celanese US Holdings LLC
5.90%, 07/05/2024	6,500,000	6,550,449
6.05%, 03/15/2025	2,000,000	2,017,698
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022(c)	1,500,000	1,494,755
LG Chem, Ltd.
4.38%, 07/14/2025(c)	1,500,000	1,517,359
Westlake Corp.
0.88%, 08/15/2024	500,000	478,695
Total Chemicals		15,909,787

Commercial Finance (2.46%)
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	9,600,000	9,936,452
1D US SOFR + 0.68%, 09/29/2023(a)	2,000,000	1,971,040
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(c)	5,135,000	5,089,675
Total Commercial Finance		16,997,167

Construction Materials Manufacturing (1.06%)
Carlisle Cos., Inc.
0.55%, 09/01/2023	1,000,000	967,865
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	6,540,000	6,345,541
Total Construction Materials Manufacturing		7,313,406

Consumer Finance (2.97%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,598,882
American Express Co.
2.25%, 03/04/2025	3,000,000	2,908,178
3.38%, 05/03/2024	3,000,000	2,996,928
SOFRINDX + 0.23%, 11/03/2023(a)	2,000,000	1,983,404
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	397,699
Fidelity National Information Services, Inc.
0.38%, 03/01/2023	2,000,000	1,964,132
0.60%, 03/01/2024	2,000,000	1,904,511
Synchrony Financial
4.88%, 06/13/2025	3,750,000	3,743,277
Total Consumer Finance		20,497,011

	Principal Amount	Value (Note 2)
Consumer Products (0.64%)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025(c)	$4,000,000	$3,950,544
Unilever Capital Corp.
0.63%, 08/12/2024	500,000	475,059
Total Consumer Products		4,425,603

Consumer Services (0.07%)
Cintas Corp. No 2
3.45%, 05/01/2025	500,000	501,619

Department Stores (0.69%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,745,249

Design, Manufacturing & Distribution (0.41%)
TD SYNNEX Corp.
1.25%, 08/09/2024	3,000,000	2,817,516

Diversified Banks (6.39%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(a)	1,000,000	966,549
Bank of America Corp.
1D US SOFR + 0.65%, 12/06/2025(a)	1,000,000	938,096
1D US SOFR + 0.69%, 04/22/2025(a)	4,000,000	3,916,625
3M BSBY + 0.43%, 05/28/2024(a)	3,000,000	2,954,550
Bank of Nova Scotia
3.45%, 04/11/2025	3,000,000	2,982,394
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(a)	3,000,000	2,857,182
Citigroup, Inc.
1D US SOFR + 0.669%, 05/01/2025(a)	3,000,000	2,842,139
HSBC Holdings PLC
1D US SOFR + 0.534%, 08/17/2024(a)	2,000,000	1,923,535
Series .
1D US SOFR + 0.58%, 11/22/2024(a)	5,000,000	4,873,184
JPMorgan Chase & Co.
1D US SOFR + 0.535%, 06/01/2025(a)	2,000,000	1,951,724
1D US SOFR + 1.46%, 06/01/2024(a)	6,000,000	5,883,665
Series FRN
1D US SOFR + 0.58%, 06/23/2025(a)	2,000,000	1,948,516
Mitsubishi UFJ Financial Group, Inc.
1Y US TI + 1.70%, 07/18/2025(a)	3,000,000	3,034,456

	Principal Amount	Value (Note 2)
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR, 09/08/2024(a)	$1,000,000	$964,619
1.25% - 1D US SOFR, 07/10/2024(a)	1,000,000	973,479
NatWest Group PLC
6.10%, 06/10/2023	200,000	202,517
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	984,082
Standard Chartered PLC
1D US SOFR + 0.93%, 11/23/2025(a)(c)	4,000,000	3,915,018
Total Diversified Banks		44,112,330

Electrical Equipment Manufacturing (0.14%)
Siemens Financieringsmaatschappij NV
0.40%, 03/11/2023(c)	1,000,000	982,541

Entertainment Content (1.93%)
Magallanes, Inc.
3.43%, 03/15/2024(c)	5,000,000	4,925,232
3.64%, 03/15/2025	5,500,000	5,389,357
SOFRINDX + 1.78%, 03/15/2024(a)(c)	3,000,000	2,989,910
Total Entertainment Content		13,304,499

Entertainment Resources (0.30%)
Vail Resorts, Inc.
6.25%, 05/15/2025(c)	2,000,000	2,047,270

Exploration & Production (0.52%)
Continental Resources, Inc.
2.27%, 11/15/2026(c)	2,675,000	2,421,693
Murphy Oil Corp.
6.88%, 08/15/2024	229,000	230,554
Pioneer Natural Resources Co.
0.55%, 05/15/2023	1,000,000	980,063
Total Exploration & Production		3,632,310

Financial Services (7.68%)
Bank of New York Mellon Corp.
Series J
1D US SOFR + 0.20%, 10/25/2024(a)	5,000,000	4,903,576
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(c)	7,534,000	6,870,827

	Principal Amount	Value (Note 2)
Goldman Sachs Group, Inc.
Series VAR
1D US SOFR + 0.538%, 11/17/2023(a)	$1,865,000	$1,847,580
0.52%, 03/08/2023	2,000,000	1,966,364
1D US SOFR + 0.49%, 10/21/2024(a)	3,000,000	2,933,759
1D US SOFR + 0.50%, 09/10/2024(a)	2,500,000	2,451,241
1D US SOFR + 0.62%, 12/06/2023(a)	3,000,000	2,969,737
1D US SOFR + 0.70%, 01/24/2025(a)	3,000,000	2,937,819
Morgan Stanley
4.88%, 11/01/2022	500,000	502,326
1D US SOFR + 0.525%, 05/30/2025(a)	3,000,000	2,819,163
1D US SOFR + 0.625%, 01/24/2025(a)	5,000,000	4,893,118
Series GMTN
1D US SOFR + 0.509%, 01/22/2025(a)	5,000,000	4,756,113
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	1,976,519
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	1,980,000	1,905,300
UBS AG/London
1D US SOFR + 0.32%, 06/01/2023(a)(c)	1,000,000	997,061
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(c)	1,000,000	971,705
1Y US TI + 1.55%, 05/12/2026(a)(c)	2,000,000	2,013,845
USAA Capital Corp.
0.50%, 05/01/2024(c)	2,000,000	1,910,093
1.50%, 05/01/2023(c)	500,000	492,500
3.38%, 05/01/2025(c)	3,000,000	3,002,056
Total Financial Services		53,120,702

Food & Beverage (1.69%)
Conagra Brands, Inc.
0.50%, 08/11/2023	2,000,000	1,940,441
Constellation Brands, Inc.
3.60%, 05/09/2024	3,000,000	3,002,394
Hormel Foods Corp.
0.65%, 06/03/2024	2,000,000	1,916,245
JDE Peet's NV
0.80%, 09/24/2024(c)	1,000,000	933,107
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	957,384
Mondelez International, Inc.
2.13%, 03/17/2024	3,000,000	2,943,079
Total Food & Beverage		11,692,650

	Principal Amount	Value (Note 2)
Forest & Paper Products Manufacturing (0.24%)
Georgia-Pacific LLC
0.63%, 05/15/2024(c)	$1,750,000	$1,659,441

Health Care Facilities & Services (0.46%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	1,344,000	1,320,053
Cigna Corp.
0.61%, 03/15/2024	2,000,000	1,914,116
Total Health Care Facilities & Services		3,234,169

Industrial Other (0.42%)
Parker-Hannifin Corp.
3.65%, 06/15/2024	1,000,000	999,990
Quanta Services, Inc.
0.95%, 10/01/2024	2,000,000	1,861,942
Total Industrial Other		2,861,932

Leisure Products Manufacturing (0.56%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,874,163
Mattel, Inc.
3.15%, 03/15/2023	2,000,000	1,981,620
Total Leisure Products Manufacturing		3,855,783

Life Insurance (0.14%)
Security Benefit Global Funding
1.25%, 05/17/2024(c)	1,000,000	945,697

Managed Care (0.71%)
Humana, Inc.
0.65%, 08/03/2023	5,014,000	4,875,311

Medical Equipment & Devices Manufacturing (2.11%)
Baxter International, Inc.
SOFRINDX + 0.26%, 12/01/2023(a)	2,000,000	1,966,878
Illumina, Inc.
0.55%, 03/23/2023	2,000,000	1,955,718
PerkinElmer, Inc.
0.55%, 09/15/2023	2,000,000	1,928,781
Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	5,000,000	4,863,555
SOFRINDX + 0.53%, 10/18/2024(a)	2,000,000	1,965,536
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,894,382
Total Medical Equipment & Devices Manufacturing		14,574,850

Metals & Mining (0.81%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,584,340

	Principal Amount	Value (Note 2)
Pharmaceuticals (0.19%)
AbbVie, Inc.
2.30%, 11/21/2022	$1,286,000	$1,283,839

Pipeline (3.73%)
Buckeye Partners LP
4.15%, 07/01/2023	8,240,000	8,144,992
4.35%, 10/15/2024	750,000	737,753
Energy Transfer LP
3.45%, 01/15/2023	1,500,000	1,496,621
4.50%, 04/15/2024	900,000	903,520
Gray Oak Pipeline LLC
2.00%, 09/15/2023(c)	2,315,000	2,262,166
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	3,103,000	3,054,330
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	5,786,000	5,952,203
TransCanada PipeLines, Ltd.
1.00%, 10/12/2024	1,500,000	1,409,741
Western Midstream Operating LP
3M US L + 1.10%, 01/13/2023(a)	1,849,000	1,831,295
Total Pipeline		25,792,621

Power Generation (1.46%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	4,877,000	4,673,964
NRG Energy, Inc.
2.00%, 12/02/2025(c)	500,000	458,899
Vistra Operations Co. LLC
4.88%, 05/13/2024(c)	5,000,000	4,967,724
Total Power Generation		10,100,587

Publishing & Broadcasting (0.22%)
Nexstar Media, Inc.
5.63%, 07/15/2027(c)	1,500,000	1,506,608

Railroad (0.14%)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	1,000,000	950,122

Real Estate (2.50%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	1,220,000	1,218,847
Public Storage
1D US SOFR + 0.47%, 04/23/2024(a)	2,000,000	1,990,586
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 06/01/2023(c)	1,700,000	1,668,210
VICI Properties LP
4.38%, 05/15/2025	10,500,000	10,393,696

	Principal Amount	Value (Note 2)
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(c)	$2,000,000	$2,003,410
Total Real Estate		17,274,749

Refining & Marketing (0.43%)
HF Sinclair Corp.
2.63%, 10/01/2023(c)	3,009,000	2,930,311

Restaurants (0.14%)
Starbucks Corp.
SOFRINDX + 0.42%, 02/14/2024(a)	1,000,000	990,524

Retail - Consumer Discretionary (0.14%)
Genuine Parts Co.
1.75%, 02/01/2025	1,000,000	954,350

Semiconductors (0.99%)
Analog Devices, Inc.
1D US SOFR + 0.25%, 10/01/2024(a)	2,000,000	1,954,256
Marvell Technology, Inc.
4.20%, 06/22/2023	2,000,000	2,004,876
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	954,193
Skyworks Solutions, Inc.
0.90%, 06/01/2023	2,000,000	1,944,763
Total Semiconductors		6,858,088

Software & Services (0.86%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	974,899
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025(c)	1,685,000	1,659,151
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,363,495
VMware, Inc.
0.60%, 08/15/2023	2,000,000	1,936,997
Total Software & Services		5,934,542

Supermarkets & Pharmacies (0.54%)
7-Eleven, Inc.
0.63%, 02/10/2023(c)	500,000	492,174
0.80%, 02/10/2024(c)	3,350,000	3,203,829
Total Supermarkets & Pharmacies		3,696,003

Transportation & Logistics (0.28%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	971,559
0.80%, 06/08/2023	1,000,000	980,378
Total Transportation & Logistics		1,951,937

Utilities (5.77%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,000,000	2,920,400

	Principal Amount	Value (Note 2)
Atmos Energy Corp.
0.63%, 03/09/2023	$2,550,000	$2,508,755
3M US L + 0.38%, 03/09/2023(a)	1,795,000	1,792,330
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,820,719
CenterPoint Energy Resources Corp.
0.70%, 03/02/2023	2,707,000	2,675,461
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,000,000	4,923,549
ONE Gas, Inc.
0.85%, 03/11/2023	3,000,000	2,950,002
1.10%, 03/11/2024	4,900,000	4,684,796
Pacific Gas and Electric Co.
3.25%, 02/16/2024	4,000,000	3,907,400
SOFRINDX + 1.15%, 11/14/2022(a)	2,791,000	2,784,777
Southern California Edison Co.
Series J
0.70%, 08/01/2023	2,000,000	1,946,201
Southern Co.
4.48%, 08/01/2024(b)	3,000,000	3,028,495
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,867,423
Total Utilities		39,810,308

Waste & Environment Services & Equipment (0.34%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	2,340,000	2,359,317

Wireless Telecommunications Services (0.62%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	1,922,176
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,324,362
Total Wireless Telecommunications Services		4,246,538

Wireline Telecommunications Services (0.28%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	2,000,000	1,966,360

TOTAL CORPORATE BONDS
(Cost $474,624,068)		461,955,436

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (29.79%)
U.S. Treasury Bonds (29.79%)
United States Treasury Notes
0.38%, 10/31/2023	$3,000,000	$2,906,719
0.75%, 12/31/2023	19,747,000	19,148,419
0.88%, 01/31/2024	20,486,000	19,861,817
1.13%, 01/15/2025	19,286,000	18,497,609
1.50%, 02/29/2024	21,082,000	20,613,420
1.75%, 03/15/2025	19,831,000	19,281,387
2.25%, 03/31/2024	20,709,000	20,473,192
2.50%, 04/30/2024	20,931,000	20,772,383
2.50%, 05/31/2024	20,702,000	20,546,331
2.63%, 04/15/2025	14,440,000	14,351,442
2.75%, 05/15/2025	15,576,000	15,534,018
3.00%, 06/30/2024	6,932,000	6,942,560
3.00%, 07/15/2025	6,808,000	6,842,572
Total U.S. Treasury Bonds		205,771,869

TOTAL GOVERNMENT BONDS
(Cost $208,064,476)		205,771,869

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.01%)

Money Market Fund (0.01%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.67%	36,003	36,003

TOTAL SHORT TERM INVESTMENTS
(Cost $36,003)			36,003

TOTAL INVESTMENTS (98.77%)
(Cost $697,542,251)			$682,221,398

Other Assets In Excess Of Liabilities (1.23%)			8,514,784

NET ASSETS (100.00%)			$690,736,182

Investment Abbreviations:
BSBY - Bloomberg Short-Term Bank Yield
LIBOR - London Interbank Offered Rate
TI – Treasury Index
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%
3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%
3M BSBY – 3 Month BSBY as of July 31, 2022 was 2.76%
1D US SOFR - 1 Day SOFR as of July 31, 2022 was 2.27%
1Y US TI - 1 Year US Treasury Index as of July 31, 2022 was 2.98%
10Y US TI - 10 Year US Treasury Index as of July 31, 2022 was 2.67%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 121,552,065, representing 17.60% of net assets.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Total Return Bond Fund
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.99%)

Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$56,576	$57,121
Series 1997-22, Class F,
0.816%, 03/25/2027(a)	798	793
Series 1997-76, Class FO,
1M US L + 0.50%, 09/17/2027(a)	14,351	14,398
Series 1999-58, Class F,
1M US L + 0.40%, 11/18/2029(a)	43,177	43,098
Series 2000-40, Class FA,
1M US L + 0.50%, 07/25/2030(a)	16,229	16,257
Series 2000-45, Class F,
1M US L + 0.45%, 12/25/2030(a)	14,609	14,600
Series 2001-27, Class F,
1M US L + 0.50%, 06/25/2031(a)	11,921	11,704
Series 2001-29, Class Z,
6.500%, 07/25/2031	45,677	49,333
Series 2001-51, Class OD,
6.500%, 10/25/2031	22,011	22,386
Series 2001-52, Class XZ,
6.500%, 10/25/2031	23,623	25,794
Series 2001-59, Class F,
1M US L + 0.60%, 11/25/2031(a)	105,070	105,617
Series 2001-60, Class OF,
1M US L + 0.95%, 10/25/2031(a)	12,349	12,553
Series 2001-63, Class FD,
1M US L + 0.60%, 12/18/2031(a)	13,463	13,510
Series 2001-63, Class TC,
6.000%, 12/25/2031	20,878	22,117
Series 2001-68, Class PH,
6.000%, 12/25/2031	16,176	17,320
Series 2001-71, Class FS,
1M US L + 0.60%, 11/25/2031(a)	61,558	61,872
Series 2001-71, Class FE,
1M US L + 0.65%, 11/25/2031(a)	75,273	75,796

	Principal Amount	Value (Note 2)
Series 2001-81, Class GE,
6.000%, 01/25/2032	$14,465	$15,578
Series 2002-11, Class JF,
1M US L + 0.73%, 03/25/2032(a)	45,273	45,709
Series 2002-12, Class FH,
1M US L + 1.05%, 01/25/2032(a)	51,064	52,002
Series 2002-13, Class FE,
1M US L + 0.90%, 03/25/2032(a)	54,475	55,111
Series 2002-16, Class TM,
7.000%, 04/25/2032	13,081	14,362
Series 2002-17, Class JF,
1M US L + 1.00%, 04/25/2032(a)	28,832	29,333
Series 2002-18, Class FD,
1M US L + 0.80%, 02/25/2032(a)	47,450	48,030
Series 2002-23, Class FA,
1M US L + 0.90%, 04/25/2032(a)	41,852	42,514
Series 2002-34, Class EO,
–%, 05/18/2032(b)	46,715	43,918
Series 2002-36, Class FS,
1M US L + 0.50%, 06/25/2032(a)	32,103	32,189
Series 2002-44, Class FJ,
1M US L + 1.00%, 04/25/2032(a)	75,056	76,516
Series 2002-47, Class FC,
1M US L + 0.60%, 11/25/2031(a)	14,489	14,548
Series 2002-48, Class F,
1M US L + 1.00%, 07/25/2032(a)	47,205	48,123
Series 2002-49, Class FC,
1M US L + 1.00%, 11/18/2031(a)	30,011	30,560
Series 2002-60, Class FV,
1M US L + 1.00%, 04/25/2032(a)	107,022	108,912
Series 2002-63, Class EZ,
6.000%, 10/25/2032	6,727	7,305
Series 2002-64, Class PG,
5.500%, 10/25/2032	58,789	62,648
Series 2002-68, Class AF,
1M US L + 1.00%, 10/25/2032(a)	20,797	21,202
Series 2002-7, Class FC,
1M US L + 0.75%, 01/25/2032(a)	60,788	61,419

	Principal Amount	Value (Note 2)
Series 2002-71, Class AQ,
4.000%, 11/25/2032	$45,486	$46,040
Series 2002-8, Class FA,
1M US L + 0.75%, 03/18/2032(a)	17,936	18,121
Series 2002-80, Class CZ,
4.500%, 09/25/2032	97,122	101,718
Series 2002-9, Class FW,
1M US L + 0.55%, 03/25/2032(a)	14,374	14,249
Series 2002-91, Class F,
1M US L + 0.55%, 01/25/2033(a)	21,886	21,942
Series 2003-107, Class FD,
1M US L + 0.50%, 11/25/2033(a)	13,504	13,523
Series 2003-110, Class CK,
3.000%, 11/25/2033	25,974	25,612
Series 2003-116, Class FA,
1M US L + 0.40%, 11/25/2033(a)	29,196	29,149
Series 2003-119, Class FH,
1M US L + 0.50%, 12/25/2033(a)	43,752	43,830
Series 2003-119, Class ZP,
4.000%, 12/25/2033	63,220	63,121
Series 2003-128, Class MF,
1M US L + 0.60%, 01/25/2034(a)	58,305	58,625
Series 2003-131, Class CH,
5.500%, 01/25/2034	79,800	84,875
Series 2003-134, Class FC,
1M US L + 0.60%, 12/25/2032(a)	32,128	32,302
Series 2003-14, Class AP,
4.000%, 03/25/2033	79,776	80,023
Series 2003-14, Class AN,
3.500%, 03/25/2033	53,184	53,355
Series 2003-19, Class MB,
4.000%, 05/25/2031	39,809	40,572
Series 2003-21, Class OG,
4.000%, 01/25/2033	32,212	32,571
Series 2003-22, Class BZ,
6.000%, 04/25/2033	25,514	27,332
Series 2003-27, Class EK,
5.000%, 04/25/2033	29,505	31,365
Series 2003-30, Class JQ,
5.500%, 04/25/2033	31,234	33,122
Series 2003-32, Class UJ,
5.500%, 05/25/2033	45,975	48,373

	Principal Amount	Value (Note 2)
Series 2003-41, Class OB,
4.000%, 05/25/2033	$100,571	$102,464
Series 2003-41, Class OZ,
3.750%, 05/25/2033	128,498	126,153
Series 2003-42, Class JH,
5.500%, 05/25/2033	75,001	78,086
Series 2003-46, Class PJ,
5.500%, 06/25/2033	35,366	37,816
Series 2003-47, Class PE,
5.750%, 06/25/2033	46,959	50,075
Series 2003-64, Class ZC,
5.000%, 07/25/2033	32,891	34,551
Series 2003-64, Class JK,
3.500%, 07/25/2033	52,007	51,641
Series 2003-71, Class HD,
5.500%, 08/25/2033	161,729	168,917
Series 2003-76, Class EZ,
5.000%, 08/25/2033	155,520	163,368
Series 2003-94, Class CE,
5.000%, 10/25/2033	10,848	11,116
Series 2004-101, Class TB,
5.500%, 01/25/2035	131,644	140,407
Series 2004-14, Class QB,
5.250%, 03/25/2034	180,243	191,724
Series 2004-17, Class DZ,
5.500%, 04/25/2034	24,316	25,277
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	132,137
Series 2004-26, Class CG,
4.500%, 08/25/2033	5,284	5,307
Series 2004-36, Class CB,
5.000%, 05/25/2034	113,975	118,758
Series 2004-36, Class FA,
1M US L + 0.40%, 05/25/2034(a)	30,382	30,335
Series 2004-53, Class FC,
1M US L + 0.45%, 07/25/2034(a)	208,487	208,191
Series 2004-54, Class FL,
1M US L + 0.40%, 07/25/2034(a)	147,144	147,001
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	112,028
Series 2004-68, Class LC,
5.000%, 09/25/2029	42,626	44,137
Series 2004-77, Class AY,
4.500%, 10/25/2034	18,795	19,600
Series 2004-82, Class HK,
5.500%, 11/25/2034	54,915	58,976
Series 2004-92, Class TB,
5.500%, 12/25/2034	88,521	95,673

	Principal Amount	Value (Note 2)
Series 2005-110, Class MP,
5.500%, 12/25/2035	$23,176	$24,199
Series 2005-120, Class FE,
1M US L + 0.52%, 01/25/2036(a)	24,563	24,625
Series 2005-122, Class PY,
6.000%, 01/25/2036	290,278	311,684
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	26,218
Series 2005-17, Class EZ,
4.500%, 03/25/2035	153,052	150,324
Series 2005-29, Class ZA,
5.500%, 04/25/2035	70,836	76,728
Series 2005-3, Class CH,
5.250%, 02/25/2035	79,164	84,276
Series 2005-35, Class DZ,
5.000%, 04/25/2035	149,068	156,692
Series 2005-48, Class TD,
5.500%, 06/25/2035	135,865	147,216
Series 2005-59, Class DF,
1M US L + 0.20%, 05/25/2035(a)	1,060	1,060
Series 2005-62, Class JE,
5.000%, 06/25/2035	19,696	19,726
Series 2005-62, Class GZ,
5.750%, 07/25/2035	468,913	508,638
Series 2005-62, Class JC,
5.000%, 05/25/2035	2,142	2,144
Series 2005-62, Class ZD,
5.000%, 06/25/2035	117,263	117,133
Series 2005-64, Class PL,
5.500%, 07/25/2035	91,503	96,252
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	100,569
Series 2005-68, Class PG,
5.500%, 08/25/2035	33,745	35,701
Series 2005-68, Class CZ,
5.500%, 08/25/2035	347,496	367,832
Series 2005-69, Class GZ,
4.500%, 08/25/2035	36,262	36,167
Series 2005-7, Class MZ,
4.750%, 02/25/2035	54,307	54,990
Series 2005-70, Class KP,
5.000%, 06/25/2035	57,725	61,310
Series 2005-70, Class NA,
5.500%, 08/25/2035	14,141	15,059
Series 2005-72, Class FB,
1M US L + 0.25%, 08/25/2035(a)	17,107	17,030
Series 2005-79, Class DB,
5.500%, 09/25/2035	83,012	87,325

	Principal Amount	Value (Note 2)
Series 2005-83, Class QP,
17.394% - 1M US L, 11/25/2034(a)	$152,467	$153,556
Series 2005-84, Class XM,
5.750%, 10/25/2035	56,875	59,812
Series 2005-89, Class F,
1M US L + 0.30%, 10/25/2035(a)	23,889	23,763
Series 2005-99, Class ZA,
5.500%, 12/25/2035	112,307	128,575
Series 2005-99, Class FA,
1M US L + 0.30%, 11/25/2035(a)	31,392	31,382
Series 2006-112, Class QC,
5.500%, 11/25/2036	22,628	24,402
Series 2006-114, Class HE,
5.500%, 12/25/2036	98,059	105,427
Series 2006-115, Class EF,
1M US L + 0.36%, 12/25/2036(a)	17,350	17,263
Series 2006-16, Class HZ,
5.500%, 03/25/2036	261,315	278,539
Series 2006-39, Class EF,
1M US L + 0.40%, 05/25/2036(a)	17,098	17,057
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	35,788
Series 2006-48, Class TF,
1M US L + 0.40%, 06/25/2036(a)	36,765	36,654
Series 2006-48, Class DZ,
6.000%, 06/25/2036	84,210	99,447
Series 2006-56, Class F,
1M US L + 0.30%, 07/25/2036(a)	13,448	13,378
Series 2006-63, Class QH,
5.500%, 07/25/2036	32,812	35,443
Series 2006-70, Class AF,
1M US L + 0.40%, 08/25/2036(a)	99,378	99,060
Series 2006-71, Class ZH,
6.000%, 07/25/2036	45,662	50,214
Series 2006-95, Class FH,
1M US L + 0.45%, 10/25/2036(a)	30,324	30,299
Series 2007-100, Class YF,
1M US L + 0.55%, 10/25/2037(a)	16,668	16,733
Series 2007-109, Class GF,
1M US L + 0.68%, 12/25/2037(a)	53,610	54,165

	Principal Amount	Value (Note 2)
Series 2007-111, Class FC,
1M US L + 0.60%, 12/25/2037(a)	$36,007	$36,208
Series 2007-117, Class FM,
1M US L + 0.70%, 01/25/2038(a)	53,777	54,395
Series 2007-12, Class BZ,
6.000%, 03/25/2037	421,020	466,613
Series 2007-12, Class ZA,
6.000%, 03/25/2037	152,642	160,918
Series 2007-14, Class GZ,
5.500%, 03/25/2037	171,020	184,684
Series 2007-22, Class FC,
1M US L + 0.42%, 03/25/2037(a)	108,776	108,470
Series 2007-26, Class ZB,
5.500%, 04/25/2037	289,253	310,365
Series 2007-30, Class MB,
4.250%, 04/25/2037	70,926	71,894
Series 2007-33, Class HE,
5.500%, 04/25/2037	43,846	47,247
Series 2007-34, Class F,
1M US L + 0.39%, 04/25/2037(a)	25,780	25,681
Series 2007-41, Class FA,
1M US L + 0.40%, 05/25/2037(a)	11,689	11,653
Series 2007-5, Class PD,
6.000%, 02/25/2037	132,074	132,391
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	32,968
Series 2007-51, Class CP,
5.500%, 06/25/2037	27,856	29,637
Series 2007-55, Class PH,
6.000%, 06/25/2047	350,453	390,014
Series 2007-57, Class FA,
1M US L + 0.23%, 06/25/2037(a)	27,180	26,964
Series 2007-6, Class FC,
1M US L + 0.42%, 02/25/2037(a)	42,294	42,182
Series 2007-63, Class FC,
1M US L + 0.35%, 07/25/2037(a)	22,164	22,025
Series 2007-65, Class ZE,
5.500%, 07/25/2037	104,015	111,473
Series 2007-65, Class KF,
1M US L + 0.38%, 07/25/2037(a)	43,598	43,392
Series 2007-70, Class FA,
1M US L + 0.35%, 07/25/2037(a)	27,853	27,699

	Principal Amount	Value (Note 2)
Series 2007-77, Class JE,
6.000%, 08/25/2037	$377,370	$399,831
Series 2007-85, Class FL,
1M US L + 0.54%, 09/25/2037(a)	33,136	33,249
Series 2007-85, Class FC,
1M US L + 0.54%, 09/25/2037(a)	120,022	120,424
Series 2007-86, Class FA,
1M US L + 0.45%, 09/25/2037(a)	33,901	33,889
Series 2007-9, Class FB,
1M US L + 0.35%, 03/25/2037(a)	30,875	30,681
Series 2008-18, Class FA,
1M US L + 0.90%, 03/25/2038(a)	150,921	153,689
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	134,283
Series 2008-25, Class EF,
1M US L + 0.95%, 04/25/2038(a)	47,013	47,945
Series 2008-46, Class LA,
5.500%, 06/25/2038	11,853	12,604
Series 2008-66, Class FT,
1M US L + 0.95%, 08/25/2038(a)	26,342	26,878
Series 2008-86, Class FC,
1M US L + 1.10%, 12/25/2038(a)	195,697	194,804
Series 2009-10, Class AB,
5.000%, 03/25/2024	15,807	15,835
Series 2009-103, Class FM,
1M US L + 0.70%, 11/25/2039(a)	46,572	46,986
Series 2009-104, Class FA,
1M US L + 0.80%, 12/25/2039(a)	44,275	44,656
Series 2009-11, Class MP,
7.000%, 03/25/2049	122,627	136,609
Series 2009-110, Class FG,
1M US L + 0.75%, 01/25/2040(a)	112,729	113,902
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	137,883
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	61,513
Series 2009-39, Class Z,
6.000%, 06/25/2039	2,236,265	2,452,980
Series 2009-47, Class BN,
4.500%, 07/25/2039	40,234	41,673

	Principal Amount	Value (Note 2)
Series 2009-62, Class WA,
5.579%, 08/25/2039(a)	$154,315	$161,441
Series 2009-68, Class FD,
1M US L + 1.25%, 09/25/2039(a)	54,170	55,075
Series 2009-70, Class CO,
–%, 01/25/2037(b)	83,811	73,238
Series 2009-70, Class FA,
1M US L + 1.20%, 09/25/2039(a)	30,637	31,141
Series 2009-86, Class OT,
–%, 10/25/2037(b)	36,592	31,278
Series 2009-87, Class FG,
1M US L + 0.75%, 11/25/2039(a)	83,386	84,097
Series 2009-90, Class UZ,
4.500%, 11/25/2039	620,552	649,831
Series 2010-1, Class WA,
6.203%, 02/25/2040(a)	20,801	22,253
Series 2010-1, Class EL,
4.500%, 02/25/2040	290,628	287,053
Series 2010-102, Class HA,
4.000%, 09/25/2050	61,575	62,750
Series 2010-103, Class DZ,
4.500%, 09/25/2040	208,360	221,459
Series 2010-103, Class PJ,
4.500%, 09/25/2040	38,767	40,490
Series 2010-111, Class FC,
1M US L + 0.52%, 10/25/2040(a)	54,893	55,041
Series 2010-118, Class GF,
1M US L + 0.55%, 10/25/2039(a)	28,356	28,397
Series 2010-118, Class LZ,
4.750%, 10/25/2040	36,631	37,697
Series 2010-122, Class JA,
7.000%, 07/25/2040	17,656	18,776
Series 2010-123, Class KU,
4.500%, 11/25/2040	163,714	168,942
Series 2010-123, Class FL,
1M US L + 0.43%, 11/25/2040(a)	22,677	22,667
Series 2010-129, Class PZ,
4.500%, 11/25/2040	32,717	31,153
Series 2010-130, Class BZ,
4.500%, 11/25/2040	1,367,350	1,353,805
Series 2010-137, Class XP,
4.500%, 10/25/2040	10,150	10,217
Series 2010-14, Class FJ,
1M US L + 0.60%, 03/25/2040(a)	47,892	48,052

	Principal Amount	Value (Note 2)
Series 2010-141, Class FB,
1M US L + 0.47%, 12/25/2040(a)	$53,992	$54,003
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	92,681
Series 2010-141, Class AL,
4.000%, 12/25/2040	56,867	58,142
Series 2010-142, Class FM,
1M US L + 0.47%, 12/25/2040(a)	18,145	18,141
Series 2010-154, Class JA,
3.000%, 11/25/2040	360,552	358,722
Series 2010-158, Class KF,
1M US L + 0.50%, 04/25/2040(a)	6,183	6,184
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	78,231
Series 2010-19, Class PY,
5.000%, 03/25/2040	329,689	354,206
Series 2010-33, Class KN,
4.500%, 03/25/2040	51,812	52,294
Series 2010-37, Class CY,
5.000%, 04/25/2040	40,610	42,834
Series 2010-38, Class KD,
4.500%, 09/25/2039	3,508	3,501
Series 2010-39, Class EF,
1M US L + 0.52%, 06/25/2037(a)	42,015	42,123
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	191,701
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	292,870
Series 2010-57, Class HA,
3.500%, 02/25/2040	51,626	51,764
Series 2010-58, Class FY,
1M US L + 0.73%, 06/25/2040(a)	52,475	53,145
Series 2010-64, Class DM,
5.000%, 06/25/2040	49,059	51,304
Series 2010-67, Class BD,
4.500%, 06/25/2040	561,631	592,562
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	86,513
Series 2010-82, Class WZ,
5.000%, 08/25/2040	363,970	387,145
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,255,571
Series 2011-104, Class KH,
2.000%, 03/25/2039	1,245	1,242
Series 2011-114, Class B,
3.500%, 11/25/2041	181,703	185,743

	Principal Amount	Value (Note 2)
Series 2011-121, Class JP,
4.500%, 12/25/2041	$118,610	$124,565
Series 2011-130, Class KB,
4.000%, 12/25/2041	41,779	42,469
Series 2011-132, Class PE,
4.500%, 12/25/2041	26,781	28,085
Series 2011-145, Class JA,
4.500%, 12/25/2041	9,334	9,538
Series 2011-15, Class AF,
1M US L + 0.51%, 03/25/2041(a)	27,879	27,930
Series 2011-17, Class PD,
4.000%, 03/25/2041	8,744	8,961
Series 2011-26, Class PA,
4.500%, 04/25/2041	113,786	118,517
Series 2011-27, Class ZD,
2.500%, 09/25/2040	161,913	152,992
Series 2011-3, Class FA,
1M US L + 0.68%, 02/25/2041(a)	170,873	171,575
Series 2011-43, Class B,
3.500%, 05/25/2031	23,793	24,026
Series 2011-45, Class ZA,
4.000%, 05/25/2031	22,264	22,367
Series 2011-47, Class GF,
1M US L + 0.57%, 06/25/2041(a)	114,326	114,823
Series 2011-5, Class PO,
–%, 09/25/2040(b)	10,317	7,839
Series 2011-55, Class BZ,
3.500%, 06/25/2041	232,365	234,497
Series 2011-74, Class UB,
4.000%, 07/25/2040	144,663	144,490
Series 2011-75, Class HP,
2.500%, 07/25/2040	9,898	9,842
Series 2011-86, Class AF,
1M US L + 0.50%, 02/25/2040(a)	32,437	32,472
Series 2011-86, Class NF,
1M US L + 0.55%, 09/25/2041(a)	46,359	46,528
Series 2011-93, Class GA,
4.000%, 04/25/2039	26,952	27,102
Series 2011-93, Class ST,
4.000%, 09/25/2041	22,013	22,827
Series 2012-100, Class DB,
3.000%, 09/25/2042	148,530	142,972
Series 2012-103, Class PY,
3.000%, 09/25/2042	109,000	102,845
Series 2012-106, Class QN,
3.500%, 10/25/2042	62,733	61,496

	Principal Amount	Value (Note 2)
Series 2012-108, Class PL,
3.000%, 10/25/2042	$374,668	$364,465
Series 2012-110, Class JB,
2.500%, 10/25/2042	204,000	171,736
Series 2012-111, Class B,
7.000%, 10/25/2042	92,502	103,824
Series 2012-112, Class DA,
3.000%, 10/25/2042	138,349	135,084
Series 2012-115, Class DY,
2.500%, 10/25/2042	225,000	197,763
Series 2012-120, Class AH,
2.500%, 02/25/2032	38,224	37,758
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,144	6,849
Series 2012-129, Class HT,
2.000%, 12/25/2032	37,259	35,016
Series 2012-13, Class JP,
4.500%, 02/25/2042	446,736	451,054
Series 2012-131, Class FG,
1M US L + 0.35%, 09/25/2042(a)	13,632	13,522
Series 2012-137, Class CF,
1M US L + 0.30%, 08/25/2041(a)	22,040	21,963
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	184,428
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	163,092
Series 2012-14, Class FL,
1M US L + 0.45%, 12/25/2040(a)	6,209	6,223
Series 2012-149, Class DA,
1.750%, 01/25/2043	34,167	32,643
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	142,517
Series 2012-149, Class ZA,
3.000%, 01/25/2041	58,333	57,033
Series 2012-151, Class WC,
2.500%, 01/25/2043	138,000	112,277
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	55,568
Series 2012-17, Class JA,
3.500%, 12/25/2041	199,730	184,858
Series 2012-20, Class TD,
4.500%, 02/25/2042	53,837	54,850
Series 2012-26, Class MA,
3.500%, 03/25/2042	147,504	147,090
Series 2012-27, Class KB,
2.000%, 03/25/2042	150,407	121,706

	Principal Amount	Value (Note 2)
Series 2012-33, Class F,
1M US L + 0.52%, 04/25/2042(a)	$34,586	$34,641
Series 2012-37, Class BF,
1M US L + 0.50%, 12/25/2035(a)	59,509	59,244
Series 2012-46, Class CD,
2.500%, 04/25/2041	125,884	124,548
Series 2012-46, Class YB,
3.500%, 05/25/2042	66,812	60,573
Series 2012-47, Class HF,
1M US L + 0.40%, 05/25/2027(a)	63,950	64,050
Series 2012-49, Class TG,
2.000%, 07/25/2041	84,201	82,301
Series 2012-50, Class HC,
2.000%, 03/25/2042	35,364	33,969
Series 2012-51, Class HJ,
3.500%, 05/25/2042	221,824	212,199
Series 2012-51, Class ZX,
3.500%, 05/25/2042	1,929,375	1,686,193
Series 2012-53, Class AP,
2.000%, 04/25/2041	87,384	85,953
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	409,319
Series 2012-56, Class WB,
3.500%, 05/25/2042	73,270	71,866
Series 2012-64, Class NA,
3.000%, 08/25/2041	52,868	52,662
Series 2012-69, Class PL,
3.000%, 01/25/2042	164,092	163,265
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	109,538
Series 2012-80, Class GZ,
3.000%, 08/25/2042	533,927	511,759
Series 2012-82, Class E,
2.000%, 04/25/2042	29,978	29,205
Series 2012-83, Class LD,
2.000%, 04/25/2041	29,909	29,692
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	47,419
Series 2012-90, Class PB,
2.500%, 01/25/2042	96,818	93,993
Series 2012-90, Class PH,
3.000%, 01/25/2042	96,818	95,183
Series 2012-93, Class TL,
3.000%, 09/25/2042	178,000	163,512
Series 2012-98, Class ZP,
6.000%, 09/25/2042	633,621	780,518
Series 2013-100, Class DH,
3.000%, 09/25/2031	32,921	32,816

	Principal Amount	Value (Note 2)
Series 2013-104, Class CY,
5.000%, 10/25/2043	$50,000	$54,659
Series 2013-108, Class GU,
3.000%, 10/25/2033	51,611	51,174
Series 2013-114, Class LM,
4.000%, 03/25/2042	252,181	255,657
Series 2013-127, Class NA,
2.000%, 09/25/2039	24,835	24,708
Series 2013-129, Class WL,
2.000%, 12/25/2027	4,160	4,140
Series 2013-130, Class FB,
1M US L + 0.45%, 01/25/2044(a)	40,442	40,302
Series 2013-136, Class QB,
3.500%, 03/25/2042	201,116	201,433
Series 2013-17, Class YM,
4.000%, 03/25/2033	15,961	16,416
Series 2013-2, Class QF,
1M US L + 0.50%, 02/25/2043(a)	18,409	18,350
Series 2013-35, Class CV,
3.000%, 02/25/2043	200,000	192,435
Series 2013-40, Class KD,
1.750%, 04/25/2042	1,697	1,690
Series 2013-52, Class GM,
5.000%, 06/25/2043	89,000	94,877
Series 2013-53, Class CV,
3.500%, 05/25/2030	113,739	114,189
Series 2013-68, Class P,
3.500%, 10/25/2042	187,846	189,429
Series 2013-68, Class LE,
2.000%, 04/25/2043	103,355	98,456
Series 2013-72, Class AF,
1M US L + 0.25%, 11/25/2042(a)	11,066	11,036
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,581
Series 2013-9, Class CB,
5.500%, 04/25/2042	13,437	14,388
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	95,414
Series 2014-20, Class AC,
3.000%, 08/25/2036	87,240	86,900
Series 2014-21, Class MA,
2.000%, 09/25/2041	92,194	89,493
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	50,887
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	47,601
Series 2014-49, Class CA,
3.000%, 08/25/2044	109,311	107,700

	Principal Amount	Value (Note 2)
Series 2014-73, Class FA,
1M US L + 0.35%, 11/25/2044(a)	$15,661	$15,542
Series 2014-81, Class GC,
3.000%, 03/25/2038	39,540	39,285
Series 2014-88, Class ER,
2.500%, 02/25/2036	34,950	34,246
Series 2015-51, Class CD,
3.000%, 07/25/2044	137,827	137,102
Series 2016-14, Class NC,
2.500%, 03/25/2046	372,611	366,203
Series 2016-27, Class HK,
3.000%, 01/25/2041	335,400	329,761
Series 2016-33, Class LE,
2.500%, 11/25/2033	48,125	47,165
Series 2016-48, Class UF,
1M US L + 0.40%, 08/25/2046(a)	89,423	89,277
Series 2016-52, Class MZ,
3.000%, 08/25/2046	239,390	214,744
Series 2016-55, Class EA,
1.750%, 07/25/2043	875,975	794,902
Series 2016-75, Class FC,
1M US L + 0.40%, 10/25/2046(a)	30,674	30,592
Series 2016-8, Class CB,
3.500%, 03/25/2046	733,000	735,385
Series 2016-85, Class BA,
2.500%, 11/25/2046	5,543	5,799
Series 2016-9, Class PA,
2.500%, 06/25/2045	220,038	214,500
Series 2016-9, Class D,
3.000%, 03/25/2046	36,116	35,321
Series 2017-1, Class JP,
3.500%, 04/25/2045	121,567	121,330
Series 2017-10, Class FA,
1M US L + 0.40%, 03/25/2047(a)	32,369	32,266
Series 2017-107, Class GA,
3.000%, 08/25/2045	23,300	23,131
Series 2017-15, Class PE,
3.500%, 04/25/2046	56,574	57,361
Series 2017-19, Class B,
3.000%, 01/25/2047	74,416	73,059
Series 2017-22, Class DA,
4.000%, 08/25/2044	19,636	19,551
Series 2017-24, Class H,
3.000%, 08/25/2043	159,727	159,039
Series 2017-35, Class AH,
3.500%, 04/25/2053	17,074	17,099

	Principal Amount	Value (Note 2)
Series 2017-38, Class JA,
3.000%, 03/25/2047	$123,373	$119,383
Series 2017-40, Class GL,
3.500%, 03/25/2043	3,118	3,095
Series 2017-46, Class AB,
3.500%, 07/25/2049	4,211	4,207
Series 2017-56, Class BY,
3.000%, 07/25/2047	128,765	121,456
Series 2017-56, Class BA,
3.000%, 03/25/2045	111,365	109,707
Series 2017-63, Class GE,
2.750%, 08/25/2045	281,369	280,239
Series 2017-68, Class HQ,
3.000%, 07/25/2046	124,819	122,600
Series 2017-90, Class WB,
3.000%, 11/25/2047	99,232	91,045
Series 2017-96, Class PA,
3.000%, 12/25/2054	154,195	153,379
Series 2018-1, Class TE,
3.500%, 03/25/2044	14,122	14,104
Series 2018-19, Class KB,
3.000%, 04/25/2046	85,347	84,512
Series 2018-2, Class HD,
3.000%, 02/25/2047	34,508	33,777
Series 2018-24, Class BA,
3.500%, 09/25/2045	34,326	34,233
Series 2018-38, Class PA,
3.500%, 06/25/2047	18,392	18,511
Series 2018-39, Class FG,
1M US L + 0.25%, 11/25/2033(a)	117,453	116,485
Series 2018-41, Class PZ,
4.000%, 06/25/2048	922,387	915,298
Series 2018-43, Class FE,
1M US L + 0.25%, 09/25/2038(a)	39,618	39,241
Series 2018-45, Class GA,
3.000%, 06/25/2048	43,240	42,509
Series 2018-5, Class JP,
3.000%, 09/25/2047	51,282	49,341
Series 2018-56, Class CH,
3.000%, 08/25/2048	35,640	35,039
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	98,982
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	314,430
Series 2018-83, Class LH,
4.000%, 11/25/2048	25,040	24,824
Series 2018-94, Class KD,
3.500%, 12/25/2048	45,572	45,552

	Principal Amount	Value (Note 2)
Series 2019-10, Class MA,
3.000%, 03/25/2049	$91,837	$88,724
Series 2019-13, Class MH,
3.000%, 03/25/2049	387,374	379,119
Series 2019-55, Class MQ,
3.500%, 10/25/2049	694,914	684,706
Series 2019-60, Class BF,
1M US L + 0.45%, 10/25/2049(a)	13,077	13,045
Series 2019-65, Class HA,
2.500%, 11/25/2049	121,800	116,998
Series 2019-81, Class LB,
1.500%, 12/25/2049	615,447	553,505
Series 2020-10, Class B,
3.000%, 03/25/2050	306,029	297,246
Series 2020-36, Class GD,
2.000%, 12/25/2037	157,980	150,188
Series 2020-73, Class ED,
0.938%, 11/25/2049(a)	891,201	732,377
Series 2021-12, Class GA,
1.000%, 07/25/2050	153,106	125,770
Series 2021-59, Class H,
2.000%, 06/25/2048	192,074	177,752
		43,806,772
Fannie Mae Grantor Trust 2002-T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	148,125	156,427

Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	2,301	2,342
Series 1996-1863, Class Z,
6.500%, 07/15/2026	4,632	4,710
Series 1997-1935, Class FK,
1M US L + 0.70%, 02/15/2027(a)	12,250	12,302
Series 1997-1980, Class Z,
7.000%, 07/15/2027	12,138	12,798
Series 1998-2034, Class Z,
6.500%, 02/15/2028	24,868	26,247
Series 1998-2035, Class PC,
6.950%, 03/15/2028	4,898	5,197
Series 1998-2053, Class Z,
6.500%, 04/15/2028	14,032	15,025
Series 1998-2060, Class Z,
6.500%, 05/15/2028	9,792	10,424
Series 1998-2079, Class FA,
1M US L + 0.50%, 07/17/2028(a)	2,510	2,511

	Principal Amount	Value (Note 2)
Series 1998-2095, Class PE,
6.000%, 11/15/2028	$16,410	$17,326
Series 1998-2102, Class Z,
6.000%, 12/15/2028	50,615	53,375
Series 1999-2115, Class FB,
1M US L + 0.45%, 01/15/2029(a)	29,312	29,317
Series 1999-2126, Class CB,
6.250%, 02/15/2029	23,659	24,839
Series 1999-2137, Class TH,
6.500%, 03/15/2029	5,574	5,943
Series 1999-2154, Class PL,
6.500%, 05/15/2029	177,691	187,306
Series 2000-2224, Class CB,
8.000%, 03/15/2030	6,822	7,588
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	10,743	11,361
Series 2001-2279, Class Z,
6.000%, 01/15/2031	11,350	11,912
Series 2001-2320, Class FI,
1M US L + 0.50%, 09/15/2029(a)	32,390	32,421
Series 2001-2322, Class FV,
1M US L + 0.50%, 06/15/2030(a)	27,426	26,927
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	130,044	142,527
Series 2001-2334, Class KB,
6.500%, 05/15/2028	79,857	84,374
Series 2001-2341, Class FP,
1M US L + 0.90%, 07/15/2031(a)	28,170	28,594
Series 2001-2367, Class FA,
1M US L + 0.525%, 06/15/2031(a)	28,998	29,045
Series 2001-2372, Class F,
1M US L + 0.50%, 10/15/2031(a)	22,551	22,576
Series 2001-2388, Class FR,
1M US L + 0.65%, 06/15/2031(a)	24,835	24,974
Series 2001-2388, Class FB,
1M US L + 0.60%, 01/15/2029(a)	24,490	24,577
Series 2001-2391, Class HF,
1M US L + 0.55%, 06/15/2031(a)	9,951	9,975
Series 2001-2396, Class FM,
1M US L + 0.45%, 12/15/2031(a)	35,534	35,620

	Principal Amount	Value (Note 2)
Series 2001-2396, Class FN,
1M US L + 0.65%, 12/15/2031(a)	$105,839	$106,582
Series 2002-2411, Class F,
1M US L + 0.55%, 02/15/2032(a)	24,538	24,610
Series 2002-2412, Class OF,
1M US L + 0.95%, 12/15/2031(a)	31,630	32,177
Series 2002-2417, Class FY,
1M US L + 0.60%, 12/15/2031(a)	9,395	9,434
Series 2002-2424, Class FY,
1M US L + 0.45%, 03/15/2032(a)	51,711	51,720
Series 2002-2430, Class WF,
6.500%, 03/15/2032	9,029	9,931
Series 2002-2433, Class FA,
1M US L + 0.95%, 02/15/2032(a)	35,640	36,254
Series 2002-2460, Class FA,
1M US L + 1.00%, 03/15/2032(a)	69,363	70,569
Series 2002-2466, Class FV,
1M US L + 0.55%, 03/15/2032(a)	62,454	62,610
Series 2002-2470, Class EF,
1M US L + 1.00%, 03/15/2032(a)	74,360	75,313
Series 2002-2478, Class FD,
1M US L + 1.00%, 02/15/2032(a)	20,839	20,785
Series 2002-2481, Class FE,
1M US L + 1.00%, 03/15/2032(a)	21,012	21,377
Series 2002-2488, Class FU,
1M US L + 0.60%, 03/15/2032(a)	63,102	63,433
Series 2002-2494, Class F,
1M US L + 1.05%, 06/15/2031(a)	38,523	39,201
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	37,174	38,011
Series 2002-2510, Class FE,
1M US L + 0.40%, 10/15/2032(a)	23,970	23,784
Series 2002-2513, Class AF,
1M US L + 1.00%, 02/15/2032(a)	55,702	55,762
Series 2002-2516, Class FD,
1M US L + 1.00%, 02/15/2032(a)	52,935	53,887

	Principal Amount	Value (Note 2)
Series 2002-2517, Class FR,
1M US L + 0.35%, 10/15/2032(a)	$12,948	$12,893
Series 2002-2524, Class DH,
6.000%, 11/15/2032	33,000	34,951
Series 2002-2525, Class NU,
5.000%, 04/15/2032	83,414	86,769
Series 2002-2535, Class AW,
5.500%, 12/15/2032	11,149	11,771
Series 2002-2538, Class F,
1M US L + 0.60%, 12/15/2032(a)	151,717	151,694
Series 2002-2541, Class BL,
5.500%, 12/15/2032	45,703	48,177
Series 2003-2554, Class MN,
5.500%, 01/15/2033	48,798	51,769
Series 2003-2557, Class HL,
5.300%, 01/15/2033	102,771	108,996
Series 2003-2557, Class NU,
5.250%, 03/15/2032	62,163	65,870
Series 2003-2557, Class WF,
1M US L + 0.40%, 01/15/2033(a)	37,871	37,767
Series 2003-2568, Class D,
5.500%, 02/15/2033	35,124	37,508
Series 2003-2571, Class FY,
1M US L + 0.75%, 12/15/2032(a)	23,443	23,702
Series 2003-2577, Class FC,
1M US L + 0.50%, 02/15/2033(a)	104,473	104,546
Series 2003-2587, Class FW,
1M US L + 0.47%, 03/15/2033(a)	43,188	43,213
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	248,882	254,398
Series 2003-2590, Class QY,
3.750%, 04/15/2028	9,654	9,652
Series 2003-2614, Class FV,
1M US L + 1.50%, 05/15/2033(a)	229,700	235,559
Series 2003-2624, Class QH,
5.000%, 06/15/2033	13,786	14,632
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	195,656	196,106
Series 2003-2627, Class CN,
5.000%, 06/15/2033	39,206	41,643

	Principal Amount	Value (Note 2)
Series 2003-2631, Class DB,
5.000%, 06/15/2033	$148,000	$155,795
Series 2003-2647, Class A,
3.250%, 04/15/2032	66,476	66,167
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	258,061	264,634
Series 2003-2668, Class LH,
5.000%, 09/15/2033	24,826	26,135
Series 2003-2707, Class FH,
1M US L + 0.65%, 04/15/2032(a)	42,275	42,561
Series 2003-2717, Class LH,
5.500%, 12/15/2033	6,281	6,744
Series 2003-2725, Class TA,
4.500%, 12/15/2033	159,000	166,902
Series 2004-2750, Class TC,
5.250%, 02/15/2034	7,880	8,164
Series 2004-2768, Class PW,
4.250%, 03/15/2034	146,034	147,336
Series 2004-2802, Class OH,
6.000%, 05/15/2034	23,610	24,853
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	38,262	41,121
Series 2004-2835, Class TB,
4.500%, 08/15/2034	395,938	402,620
Series 2004-2893, Class PE,
5.000%, 11/15/2034	254,082	268,020
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	86,512	91,313
Series 2004-2901, Class KB,
5.000%, 12/15/2034	40,076	42,350
Series 2005-2916, Class MY,
5.500%, 01/15/2035	150,000	160,356
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	23,446	24,083
Series 2005-2929, Class PG,
5.000%, 02/15/2035	27,851	29,422
Series 2005-2933, Class HD,
5.500%, 02/15/2035	32,700	34,339
Series 2005-2953, Class PG,
5.500%, 03/15/2035	18,957	20,498
Series 2005-2962, Class KF,
1M US L + 0.20%, 04/15/2035(a)	17,093	16,998
Series 2005-2980, Class QA,
6.000%, 05/15/2035	40,295	43,673
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	79,377

	Principal Amount	Value (Note 2)
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	$57,340	$61,664
Series 2005-3028, Class FM,
1M US L + 0.25%, 09/15/2035(a)	13,127	13,059
Series 2005-3028, Class PG,
5.500%, 09/15/2035	62,512	65,616
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	832,088	820,014
Series 2005-3033, Class WY,
5.500%, 09/15/2035	87,786	94,429
Series 2005-3036, Class NE,
5.000%, 09/15/2035	99,219	105,254
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	149,703	176,993
Series 2005-3052, Class WH,
5.500%, 10/15/2035	24,450	26,246
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	100,383	104,616
Series 2005-3062, Class DE,
5.500%, 11/15/2035	141,846	152,923
Series 2005-3068, Class Z,
5.500%, 11/15/2035	180,154	195,390
Series 2005-3070, Class FT,
1M US L + 0.35%, 11/15/2035(a)	19,966	19,920
Series 2005-3072, Class NF,
1M US L + 0.50%, 11/15/2035(a)	39,735	39,800
Series 2005-3085, Class FE,
1M US L + 0.80%, 08/15/2035(a)	46,482	47,173
Series 2006-3098, Class PG,
5.000%, 01/15/2036	70,283	74,618
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	13,127	11,637
Series 2006-3123, Class HT,
5.000%, 03/15/2026	26,565	26,916
Series 2006-3136, Class KF,
1M US L + 0.30%, 04/15/2036(a)	23,219	23,144
Series 2006-3137, Class XP,
6.000%, 04/15/2036	21,822	24,079
Series 2006-3143, Class BC,
5.500%, 02/15/2036	102,035	110,566
Series 2006-3145, Class FN,
1M US L + 0.43%, 04/15/2036(a)	12,798	12,777

	Principal Amount	Value (Note 2)
Series 2006-3148, Class CY,
6.000%, 04/15/2036	$22,443	$24,039
Series 2006-3153, Class UG,
1M US L + 0.45%, 05/15/2036(a)	24,869	24,860
Series 2006-3154, Class PN,
5.500%, 05/15/2036	65,383	70,849
Series 2006-3201, Class FL,
1M US L + 0.60%, 08/15/2036(a)	103,074	103,728
Series 2006-3202, Class HF,
1M US L + 0.35%, 08/15/2036(a)	45,942	45,748
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	214,226	227,202
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	101,380	106,935
Series 2006-3206, Class FE,
1M US L + 0.40%, 08/15/2036(a)	49,313	49,164
Series 2006-3236, Class EF,
1M US L + 0.30%, 11/15/2036(a)	13,045	12,947
Series 2006-3237, Class CD,
5.500%, 09/15/2036	195,146	200,861
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	65,157
Series 2006-3240, Class FG,
1M US L + 1.11%, 11/15/2036(a)	256,296	259,957
Series 2006-3249, Class CB,
4.250%, 12/15/2036	358,828	367,856
Series 2007-3262, Class FT,
1M US L + 0.27%, 01/15/2037(a)	92,027	88,789
Series 2007-3279, Class FB,
1M US L + 0.32%, 02/15/2037(a)	72,790	72,252
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	44,817	45,491
Series 2007-3301, Class FY,
1M US L + 0.42%, 04/15/2037(a)	21,766	21,710
Series 2007-3311, Class DF,
1M US L + 0.34%, 05/15/2037(a)	116,478	115,750
Series 2007-3312, Class PA,
5.500%, 05/15/2037	17,951	19,349
Series 2007-3316, Class FB,
1M US L + 0.30%, 08/15/2035(a)	32,962	32,726

	Principal Amount	Value (Note 2)
Series 2007-3349, Class HG,
5.500%, 07/15/2037	$19,245	$20,848
Series 2007-3361, Class AF,
1M US L + 0.35%, 11/15/2036(a)	76,264	75,850
Series 2007-3367, Class YF,
1M US L + 0.55%, 09/15/2037(a)	18,078	18,148
Series 2007-3368, Class AF,
1M US L + 0.72%, 09/15/2037(a)	68,263	69,088
Series 2007-3378, Class FA,
1M US L + 0.58%, 06/15/2037(a)	40,273	40,480
Series 2007-3380, Class FM,
1M US L + 0.59%, 10/15/2037(a)	32,135	32,324
Series 2007-3382, Class FG,
1M US L + 0.60%, 11/15/2037(a)	37,225	37,461
Series 2007-3382, Class FL,
1M US L + 0.70%, 11/15/2037(a)	79,669	80,576
Series 2007-3387, Class PF,
1M US L + 0.42%, 11/15/2037(a)	29,787	29,722
Series 2007-3388, Class FJ,
1M US L + 0.70%, 11/15/2037(a)	122,770	124,167
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	129,572
Series 2008-3405, Class PE,
5.000%, 01/15/2038	50,244	53,268
Series 2008-3409, Class DB,
6.000%, 01/15/2038	165,435	179,979
Series 2008-3411, Class FL,
1M US L + 0.70%, 02/15/2038(a)	20,097	20,327
Series 2008-3415, Class TF,
1M US L + 0.74%, 08/15/2035(a)	47,789	48,332
Series 2008-3415, Class DF,
1M US L + 0.70%, 08/15/2035(a)	96,487	97,413
Series 2008-3415, Class PC,
5.000%, 12/15/2037	36,170	38,066
Series 2008-3450, Class PE,
5.000%, 05/15/2038	69,247	72,616
Series 2008-3469, Class CF,
1M US L + 0.79%, 07/15/2038(a)	56,423	57,248

	Principal Amount	Value (Note 2)
Series 2009-3536, Class FM,
1M US L + 1.00%, 05/15/2039(a)	$27,792	$28,451
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	45,729
Series 2009-3545, Class FA,
1M US L + 0.85%, 06/15/2039(a)	62,347	63,419
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	164,641	176,386
Series 2009-3549, Class FA,
1M US L + 1.20%, 07/15/2039(a)	28,043	28,522
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	369,058
Series 2009-3574, Class D,
5.000%, 09/15/2039	84,521	89,265
Series 2009-3584, Class FA,
1M US L + 0.70%, 12/15/2036(a)	28,279	28,295
Series 2009-3587, Class DA,
4.500%, 10/15/2039	148,365	151,386
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	74,495	63,695
Series 2009-3605, Class BF,
1M US L + 0.86%, 11/15/2039(a)	132,702	135,004
Series 2009-3611, Class FH,
1M US L + 0.75%, 07/15/2034(a)	12,752	12,903
Series 2010-3620, Class EL,
4.000%, 01/15/2030	23,545	23,821
Series 2010-3626, Class ME,
5.000%, 01/15/2040	336,149	360,869
Series 2010-3631, Class PA,
4.000%, 02/15/2040	197,814	204,202
Series 2010-3653, Class B,
4.500%, 04/15/2030	75,484	78,054
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	205,455	218,026
Series 2010-3664, Class DA,
4.000%, 11/15/2037	100,726	102,274
Series 2010-3704, Class DC,
4.000%, 11/15/2036	74,089	74,488
Series 2010-3737, Class GB,
4.500%, 04/15/2039	9,061	9,091
Series 2010-3747, Class CY,
4.500%, 10/15/2040	319,183	335,972

	Principal Amount	Value (Note 2)
Series 2010-3762, Class WP,
4.000%, 12/15/2039	$15,445	$15,662
Series 2010-3770, Class GA,
4.500%, 10/15/2040	339,990	361,469
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	9,447,669	9,708,192
Series 2010-3778, Class JA,
3.500%, 04/15/2040	162,925	163,749
Series 2011-3792, Class DF,
1M US L + 0.40%, 11/15/2040(a)	13,448	13,458
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	61,777	63,752
Series 2011-3800, Class AF,
1M US L + 0.50%, 02/15/2041(a)	22,685	22,628
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	16,734	18,471
Series 2011-3822, Class FY,
1M US L + 0.40%, 02/15/2033(a)	15,912	15,886
Series 2011-3825, Class BP,
4.000%, 03/15/2041	75,341	75,296
Series 2011-3830, Class NB,
4.500%, 02/15/2039	39,082	39,365
Series 2011-3843, Class FE,
1M US L + 0.55%, 04/15/2041(a)	47,415	47,617
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	666,142	716,134
Series 2011-3852, Class QN,
27.21053% - 1M US L, 05/15/2041(a)	42,785	43,546
Series 2011-3852, Class TP,
27.50% - 1M US L, 05/15/2041(a)	25,836	26,110
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	974,017	1,071,127
Series 2011-3862, Class MA,
5.000%, 04/15/2041	111,874	116,119
Series 2011-3870, Class ME,
4.000%, 01/15/2040	48,625	48,770
Series 2011-3891, Class BF,
1M US L + 0.55%, 07/15/2041(a)	44,039	44,210
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	41,236	43,770
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	166,431	143,362

	Principal Amount	Value (Note 2)
Series 2011-3919, Class DL,
4.000%, 08/15/2030	$298,000	$307,222
Series 2011-3934, Class KB,
5.000%, 10/15/2041	187,157	197,526
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,035,614	1,106,035
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	161,570	160,974
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	882,218	927,322
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	629,869	650,632
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	154,438	161,687
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	45,526
Series 2011-3963, Class JB,
4.500%, 11/15/2041	112,514	118,070
Series 2011-3969, Class JP,
4.500%, 09/15/2041	17,584	17,772
Series 2012-3984, Class DF,
1M US L + 0.55%, 01/15/2042(a)	38,233	38,391
Series 2012-3989, Class JW,
3.500%, 01/15/2042	222,651	221,658
Series 2012-3994, Class JZ,
3.500%, 02/15/2042	820,316	817,177
Series 2012-3997, Class EC,
3.500%, 02/15/2042	50,212	49,548
Series 2012-3997, Class FQ,
1M US L + 0.50%, 02/15/2042(a)	43,193	43,345
Series 2012-3998, Class KG,
2.000%, 11/15/2026	69,794	68,955
Series 2012-4001, Class FM,
1M US L + 0.50%, 02/15/2042(a)	29,966	30,004
Series 2012-4011, Class DB,
4.000%, 09/15/2041	217,598	221,814
Series 2012-4012, Class GC,
3.500%, 06/15/2040	42,975	43,176
Series 2012-4020, Class PG,
2.500%, 03/15/2027	9,816	9,708
Series 2012-4037, Class CA,
3.000%, 04/15/2027	42,576	42,118
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	107,441
Series 2012-4050, Class ND,
2.500%, 09/15/2041	19,468	19,269

	Principal Amount	Value (Note 2)
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	$132,944	$134,705
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	47,694
Series 2012-4068, Class PE,
3.000%, 06/15/2042	279,000	270,980
Series 2012-4075, Class PB,
3.000%, 07/15/2042	40,242	39,909
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	67,872
Series 2012-4077, Class MA,
2.000%, 08/15/2040	116,647	115,409
Series 2012-4088, Class PB,
3.000%, 08/15/2042	93,538	89,993
Series 2012-4094, Class CW,
2.000%, 08/15/2042	254,425	237,159
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	23,270
Series 2012-4097, Class UF,
1M US L + 0.35%, 08/15/2032(a)	62,324	62,234
Series 2012-4101, Class QN,
3.500%, 09/15/2042	238,175	233,729
Series 2012-4102, Class CB,
2.000%, 09/15/2042	150,000	136,945
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	24,352	23,564
Series 2012-4116, Class YB,
2.500%, 05/15/2042	132,000	122,505
Series 2012-4120, Class TC,
1.500%, 10/15/2027	9,801	9,456
Series 2012-4122, Class BA,
3.056%, 05/15/2040(a)(c)	166,792	164,969
Series 2012-4133, Class TA,
3.000%, 11/15/2042	292,836	275,453
Series 2012-4136, Class GE,
2.000%, 08/15/2040	11,512	11,493
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	84,676
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,244	13,726
Series 2013-4170, Class FW,
1M US L + 0.95%, 01/15/2033(a)	19,330	19,483
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	47,427

	Principal Amount	Value (Note 2)
Series 2013-4183, Class ME,
2.000%, 02/15/2042	$136,352	$132,632
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	445,700
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	55,790	54,852
Series 2013-4218, Class DG,
2.500%, 07/15/2042	140,147	136,642
Series 2013-4220, Class EH,
2.500%, 06/15/2028	37,062	36,661
Series 2013-4231, Class FD,
1M US L + 0.35%, 10/15/2032(a)	14,806	14,772
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	489,643
Series 2013-4257, Class A,
2.500%, 10/15/2027	19,457	19,366
Series 2013-4265, Class FD,
1M US L + 0.40%, 01/15/2035(a)	64,025	63,924
Series 2014-4293, Class NM,
4.500%, 06/15/2043	28,228	28,680
Series 2014-4294, Class PF,
1M US L + 0.40%, 01/15/2044(a)	12,783	12,722
Series 2014-4301, Class U,
3.500%, 07/15/2032	17,446	17,463
Series 2014-4319, Class PM,
3.000%, 03/15/2043	81,597	81,237
Series 2014-4320, Class AP,
3.500%, 07/15/2039	123,275	124,910
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	556,939
Series 2014-4333, Class PB,
2.500%, 10/15/2043	10,789	10,748
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	25,560	25,561
Series 2014-4370, Class PC,
2.500%, 09/15/2041	24,993	24,737
Series 2014-4387, Class VA,
3.000%, 02/15/2026	62,803	62,699
Series 2014-4403, Class CZ,
3.000%, 10/15/2044	145,327	103,980
Series 2014-4419, Class DC,
3.000%, 12/15/2044	240,000	205,052
Series 2015-4457, Class KZ,
3.000%, 04/15/2045	90,017	87,105
Series 2015-4459, Class CA,
5.000%, 12/15/2034	23,828	24,632

	Principal Amount	Value (Note 2)
Series 2015-4461, Class EA,
2.000%, 07/15/2037	$96,536	$94,628
Series 2015-4498, Class JA,
2.500%, 04/15/2037	142,777	134,301
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	51,924	48,152
Series 2015-4531, Class PA,
3.500%, 05/15/2043	30,107	30,207
Series 2016-4555, Class CP,
3.000%, 04/15/2045	520,634	518,741
Series 2016-4564, Class QA,
3.000%, 07/15/2029	61,918	61,623
Series 2016-4590, Class AK,
3.500%, 08/15/2027	96,341	96,771
Series 2016-4601, Class CZ,
3.000%, 12/15/2045	106,528	76,088
Series 2016-4613, Class AF,
1M US L + 1.10%, 11/15/2037(a)	115,081	115,801
Series 2016-4619, Class BE,
2.500%, 12/15/2047	70,844	70,572
Series 2016-4630, Class EA,
3.000%, 09/15/2041	26,665	26,543
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	670,580	621,311
Series 2017-4664, Class UE,
3.000%, 05/15/2043	87,849	87,250
Series 2017-4672, Class QD,
3.000%, 08/15/2045	50,400	49,573
Series 2017-4705, Class A,
4.500%, 09/15/2042	301	300
Series 2017-4707, Class Z,
4.000%, 08/15/2047	116,826	97,658
Series 2017-4710, Class PA,
3.000%, 04/15/2045	143,974	142,007
Series 2017-4748, Class GA,
3.000%, 01/15/2045	78,735	78,045
Series 2018-4763, Class VL,
3.500%, 06/15/2038	124,052	123,891
Series 2018-4767, Class CA,
4.000%, 11/15/2045	9,954	9,943
Series 2018-4767, Class Z,
3.000%, 12/15/2047	35,386	26,330
Series 2018-4787, Class PY,
4.000%, 05/15/2048	51,504	52,247
Series 2018-4800, Class JA,
3.500%, 03/15/2047	54,014	53,596
Series 2018-4808, Class DG,
3.500%, 09/15/2045	1,352,179	1,344,463

	Principal Amount	Value (Note 2)
Series 2018-4821, Class VA,
4.000%, 10/15/2029	$104,747	$103,960
Series 2018-4839, Class AE,
4.000%, 04/15/2051	279,707	286,356
Series 2018-4846, Class PA,
4.000%, 06/15/2047	10,355	10,319
Series 2018-4857, Class HM,
3.500%, 11/15/2046	149,078	148,121
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	55,725	56,277
Series 2019-4863, Class H,
7.000%, 03/15/2049	149,725	167,368
Series 2019-4911, Class HG,
2.250%, 04/15/2049	2,044,452	1,888,613
Series 2020-4989, Class FA,
1M US L + 0.35%, 08/15/2040(a)	166,830	164,736
Series 2020-4989, Class FB,
1M US L + 0.35%, 10/15/2040(a)	167,821	166,767
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	136,562	85,799
Series 2021-5092, Class BC,
2.500%, 06/25/2036	55,355	54,440
Series 2021-5121, Class KE,
1.500%, 06/25/2051	301,427	181,687
Series 2021-5171, Class KY,
1.750%, 12/25/2051	172,000	102,813
Series 3588, Class CW,
2.540%, 10/25/2037(a)	413,897	448,360
		44,442,277
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	132,968	127,651

Freddie Mac Structured Pass-Through Certificates
Series 2001-32, Class A1,
1M US L + 0.26%, 08/25/2031(a)	101,068	99,118
Series 2003-55, Class 1A3A,
1M US L + 0.40%, 03/25/2043(a)	321,974	320,486
		419,604
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%, 10/20/2032(a)	26,070	26,072
Series 2003-25, Class FC,
1M US L + 0.40%, 08/26/2023(a)	25,844	25,857

	Principal Amount	Value (Note 2)
Series 2003-98, Class FY,
1M US L + 0.35%, 09/20/2033(a)	$36,286	$36,322
Series 2004-1, Class TE,
5.000%, 06/20/2033	27,714	28,668
Series 2004-15, Class AY,
5.500%, 02/20/2034	123,689	129,503
Series 2004-26, Class ED,
5.500%, 04/16/2034	78,015	81,735
Series 2004-34, Class QL,
5.500%, 05/16/2034	125,625	133,169
Series 2004-55, Class MC,
5.500%, 07/20/2034	35,139	37,241
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,379,924	1,444,809
Series 2004-87, Class BC,
4.500%, 10/20/2034	15,771	15,989
Series 2005-11, Class PL,
5.000%, 02/20/2035	36,651	38,461
Series 2005-13, Class NB,
5.000%, 02/20/2035	13,482	14,112
Series 2005-13, Class BG,
5.000%, 02/20/2035	179,603	188,214
Series 2005-3, Class QB,
5.000%, 01/16/2035	87,327	90,160
Series 2005-3, Class OC,
5.000%, 01/20/2035	197,845	205,893
Series 2005-3, Class JL,
5.000%, 12/16/2034	88,236	91,343
Series 2005-3, Class JM,
4.750%, 01/20/2035	63,415	65,000
Series 2005-45, Class BF,
1M US L + 0.30%, 06/20/2035(a)	42,026	41,847
Series 2005-49, Class B,
5.500%, 06/20/2035	89,560	94,982
Series 2005-51, Class DC,
5.000%, 07/20/2035	133,298	140,420
Series 2005-56, Class BD,
5.000%, 07/20/2035	48,941	51,170
Series 2005-56, Class JA,
5.000%, 05/17/2035	15,053	15,514
Series 2005-69, Class WD,
5.000%, 05/18/2035	51,245	52,821
Series 2005-73, Class PH,
5.000%, 09/20/2035	130,817	134,084
Series 2005-92, Class PB,
6.000%, 12/20/2035	44,948	48,532
Series 2006-10, Class PB,
5.500%, 03/20/2036	48,666	50,979

	Principal Amount	Value (Note 2)
Series 2006-38, Class OH,
6.500%, 08/20/2036	$28,000	$29,588
Series 2007-18, Class B,
5.500%, 05/20/2035	89,825	94,314
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	147,883
Series 2007-35, Class NE,
6.000%, 06/16/2037	56,554	60,556
Series 2007-35, Class TE,
6.000%, 06/20/2037	117,434	126,528
Series 2007-40, Class FY,
1M US L + 0.33%, 07/16/2037(a)	40,821	40,739
Series 2007-44, Class PH,
6.000%, 07/20/2037	138,917	150,040
Series 2007-57, Class Z,
5.500%, 10/20/2037	584,104	643,164
Series 2007-6, Class LE,
5.500%, 02/20/2037	187,753	195,371
Series 2007-7, Class PG,
5.000%, 02/16/2037	29,474	30,767
Series 2007-79, Class FC,
1M US L + 0.44%, 12/20/2037(a)	136,455	136,792
Series 2008-13, Class FB,
1M US L + 0.50%, 02/20/2038(a)	27,332	27,389
Series 2008-20, Class CE,
5.500%, 06/16/2037	82,804	86,620
Series 2008-31, Class PC,
5.500%, 04/20/2038	56,575	59,469
Series 2008-33, Class PB,
5.500%, 04/20/2038	67,402	71,054
Series 2008-37, Class L,
6.000%, 04/20/2038	44,657	47,221
Series 2008-38, Class PN,
5.500%, 05/20/2038	46,306	48,574
Series 2008-38, Class BG,
5.000%, 05/16/2038	71,024	73,884
Series 2008-38, Class PL,
5.500%, 05/20/2038	240,774	253,765
Series 2008-40, Class PL,
5.250%, 05/16/2038	118,000	130,318
Series 2008-41, Class PE,
5.500%, 05/20/2038	78,617	82,681
Series 2008-47, Class ML,
5.250%, 06/16/2038	30,359	31,994
Series 2008-49, Class PB,
4.750%, 06/20/2038	31,468	32,392
Series 2008-50, Class KB,
6.000%, 06/20/2038	255,615	272,765

	Principal Amount	Value (Note 2)
Series 2008-51, Class PH,
5.250%, 06/20/2038	$49,107	$50,883
Series 2008-51, Class FG,
1M US L + 0.77%, 06/16/2038(a)	67,528	68,262
Series 2008-55, Class PL,
5.500%, 06/20/2038	35,305	36,875
Series 2008-58, Class PE,
5.500%, 07/16/2038	94,102	99,547
Series 2008-60, Class JN,
5.500%, 07/20/2038	131,426	136,341
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	81,701
Series 2008-65, Class PG,
6.000%, 08/20/2038	242,960	253,997
Series 2008-66, Class FN,
1M US L + 0.95%, 08/20/2038(a)	54,007	54,601
Series 2008-7, Class PQ,
5.000%, 02/20/2038	85,753	87,864
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	61,859
Series 2008-77, Class FC,
1M US L + 0.70%, 09/20/2038(a)	69,174	69,576
Series 2008-85, Class PG,
5.250%, 10/20/2038	36,813	36,844
Series 2008-89, Class JD,
6.000%, 08/20/2038	17,831	18,336
Series 2008-89, Class JC,
5.500%, 08/20/2038	45,452	46,326
Series 2008-9, Class FA,
1M US L + 0.50%, 02/20/2038(a)	18,739	18,817
Series 2009-1, Class FA,
1M US L + 1.05%, 01/20/2039(a)	77,804	78,862
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	31,315
Series 2009-10, Class NB,
5.000%, 02/16/2039	86,983	91,967
Series 2009-118, Class PY,
5.000%, 12/16/2039	22,283	23,509
Series 2009-12, Class NB,
5.000%, 03/20/2039	61,184	63,107
Series 2009-13, Class E,
4.500%, 03/16/2039	105,414	108,968
Series 2009-15, Class FM,
1M US L + 1.04%, 03/20/2039(a)	62,731	63,372

	Principal Amount	Value (Note 2)
Series 2009-24, Class WB,
5.000%, 03/20/2039	$115,569	$119,300
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	329,517
Series 2009-47, Class LT,
5.000%, 06/20/2039	122,184	127,979
Series 2009-55, Class FN,
1M US L + 1.00%, 07/20/2039(a)	26,617	26,931
Series 2009-58, Class PA,
4.500%, 07/20/2039	91,097	92,388
Series 2009-61, Class AP,
4.000%, 08/20/2039	43,818	44,721
Series 2009-61, Class MP,
5.000%, 08/20/2039	39,877	41,377
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	102,219
Series 2009-75, Class GZ,
4.500%, 09/20/2039	106,519	109,440
Series 2009-76, Class JB,
4.500%, 07/20/2039	30,004	30,328
Series 2009-83, Class TF,
1M US L + 0.90%, 08/20/2039(a)	46,945	47,469
Series 2009-94, Class FA,
1M US L + 0.70%, 10/16/2039(a)	80,287	81,042
Series 2010-105, Class BH,
3.000%, 01/16/2040	91,066	90,682
Series 2010-111, Class FA,
1M US L + 0.35%, 09/20/2040(a)	49,717	49,500
Series 2010-116, Class GY,
3.500%, 12/20/2039	9,304	9,295
Series 2010-14, Class A,
4.500%, 06/16/2039	43,519	43,797
Series 2010-14, Class HA,
4.500%, 02/16/2040	158,340	163,968
Series 2010-147, Class PG,
3.500%, 05/20/2040	73,551	73,748
Series 2010-157, Class OP,
–%, 12/20/2040(b)	10,440	9,194
Series 2010-167, Class WL,
4.500%, 09/20/2040	764,000	798,398
Series 2010-169, Class JZ,
4.000%, 12/20/2040	226,160	226,564
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	108,827
Series 2010-25, Class BL,
4.250%, 10/16/2039	11,310	11,329

	Principal Amount	Value (Note 2)
Series 2010-62, Class AF,
1M US L + 0.45%, 04/16/2034(a)	$28,548	$28,589
Series 2010-76, Class NC,
4.500%, 06/20/2040	114,625	117,927
Series 2010-84, Class YB,
4.000%, 07/20/2040	23,355	23,953
Series 2010-H01, Class FA,
1M US L + 0.82%, 01/20/2060(a)	33,883	33,853
Series 2010-H10, Class FC,
1M US L + 1.00%, 05/20/2060(a)	171,414	171,750
Series 2010-H20, Class AF,
1M US L + 0.33%, 10/20/2060(a)	200,314	198,458
Series 2010-H22, Class FE,
1M US L + 0.35%, 05/20/2059(a)	3,959	3,932
Series 2010-H27, Class FA,
1M US L + 0.38%, 12/20/2060(a)	56,217	55,694
Series 2011-100, Class MY,
4.000%, 07/20/2041	105,888	108,993
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	140,672
Series 2011-18, Class PA,
4.000%, 08/20/2040	52,358	52,617
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	70,615	71,195
Series 2011-59, Class QC,
4.000%, 12/20/2040	101,248	101,960
Series 2011-66, Class UA,
4.000%, 05/16/2041	132,718	133,718
Series 2011-71, Class ZC,
5.500%, 07/16/2034	224,260	234,612
Series 2011-97, Class WA,
6.114%, 11/20/2038(a)	42,788	46,570
Series 2011-H01, Class AF,
1M US L + 0.45%, 11/20/2060(a)	204,142	202,704
Series 2011-H11, Class FB,
1M US L + 0.50%, 04/20/2061(a)	103,750	103,096
Series 2011-H11, Class FA,
1M US L + 0.50%, 03/20/2061(a)	72,044	71,559
Series 2011-H15, Class FA,
1M US L + 0.45%, 06/20/2061(a)	47,310	46,936
Series 2012-32, Class PE,
3.500%, 03/16/2042	89,000	90,644

	Principal Amount	Value (Note 2)
Series 2012-38, Class PL,
3.250%, 01/20/2041	$73,688	$73,613
Series 2012-51, Class VM,
3.500%, 04/16/2025	75,162	75,375
Series 2012-56, Class HZ,
3.500%, 06/20/2040	1,240,139	1,200,162
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,247	4,262
Series 2012-76, Class GF,
1M US L + 0.30%, 06/16/2042(a)	14,182	14,119
Series 2012-H08, Class FC,
1M US L + 0.57%, 04/20/2062(a)	501,667	498,994
Series 2012-H14, Class FK,
1M US L + 0.58%, 07/20/2062(a)	122,561	122,108
Series 2012-H20, Class PT,
2.864%, 07/20/2062(a)	78,143	77,991
Series 2012-H24, Class FE,
1M US L + 0.60%, 10/20/2062(a)	3,488	3,466
Series 2013-100, Class MA,
3.500%, 02/20/2043	45,217	45,383
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	412,463
Series 2013-22, Class GB,
2.500%, 08/20/2042	118,019	113,749
Series 2013-54, Class WA,
4.874%, 11/20/2042(a)	460,901	485,803
Series 2013-69, Class NA,
2.000%, 09/20/2042	177,054	165,931
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,204,790	1,314,013
Series 2013-98, Class KF,
1M US L + 0.30%, 11/20/2041(a)	15,212	15,210
Series 2013-99, Class MF,
1M US L + 0.30%, 07/20/2043(a)	73,572	73,032
Series 2013-H01, Class FA,
1.650%, 01/20/2063	613	600
Series 2013-H04, Class BA,
1.650%, 02/20/2063	5,320	5,199
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	150,092	149,036
Series 2013-H09, Class HA,
1.650%, 04/20/2063	5,507	5,254

	Principal Amount	Value (Note 2)
Series 2013-H18, Class EA,
1M US L + 0.50%, 07/20/2063(a)	$66,930	$66,626
Series 2014-53, Class JM,
7.018%, 04/20/2039(a)	246,301	268,026
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	49,939
Series 2014-98, Class ZP,
3.000%, 07/16/2044	228,242	199,103
Series 2014-H10, Class TA,
1M US L + 0.60%, 04/20/2064(a)	346,363	343,957
Series 2014-H15, Class FA,
1M US L + 0.50%, 07/20/2064(a)	22,862	22,645
Series 2014-H16, Class FL,
1M US L + 0.47%, 07/20/2064(a)	471,599	467,300
Series 2015-190, Class LE,
3.500%, 06/20/2045	17,219	17,252
Series 2015-63, Class KA,
3.000%, 04/20/2040	33,494	31,567
Series 2015-84, Class QA,
3.500%, 06/20/2045	249,385	252,923
Series 2015-H09, Class FA,
1M US L + 0.62%, 04/20/2065(a)	249,896	247,719
Series 2015-H12, Class FB,
1M US L + 0.60%, 05/20/2065(a)	87,889	87,365
Series 2015-H15, Class FC,
1M US L + 0.58%, 06/20/2065(a)	114,008	113,194
Series 2015-H22, Class FC,
1M US L + 0.60%, 09/20/2065(a)	51,091	50,761
Series 2015-H26, Class FA,
1M US L + 0.52%, 10/20/2065(a)	55,534	55,039
Series 2015-H26, Class FG,
1M US L + 0.52%, 10/20/2065(a)	269,058	266,692
Series 2015-H29, Class FA,
1M US L + 0.70%, 10/20/2065(a)	4,931	4,916
Series 2015-H30, Class FE,
1M US L + 0.60%, 11/20/2065(a)	55,210	54,827
Series 2015-H31, Class FT,
1M US L + 0.65%, 11/20/2065(a)	78,149	77,868

	Principal Amount	Value (Note 2)
Series 2015-H32, Class FH,
1M US L + 0.66%, 12/20/2065(a)	$197,411	$196,406
Series 2016-116, Class GV,
3.000%, 05/20/2026	42,758	42,200
Series 2016-120, Class KA,
2.000%, 09/20/2046	4,738	4,459
Series 2016-46, Class Z,
3.000%, 04/20/2046	116,977	102,954
Series 2016-82, Class BA,
3.000%, 09/20/2045	70,556	69,409
Series 2016-H06, Class FC,
1M US L + 0.92%, 02/20/2066(a)	155,221	155,189
Series 2016-H08, Class FT,
1M US L + 0.72%, 02/20/2066(a)	345,099	344,053
Series 2016-H11, Class F,
1M US L + 0.80%, 05/20/2066(a)	529,591	528,300
Series 2016-H13, Class FT,
1M US L + 0.58%, 05/20/2066(a)	29,871	29,748
Series 2016-H14, Class FA,
1M US L + 0.80%, 06/20/2066(a)	131,051	130,835
Series 2016-H15, Class FA,
1M US L + 0.80%, 07/20/2066(a)	603,018	602,019
Series 2016-H17, Class FK,
1M US L + 0.85%, 07/20/2066(a)	75,374	75,339
Series 2016-H17, Class FC,
1M US L + 0.83%, 08/20/2066(a)	223,423	223,211
Series 2016-H20, Class PT,
3.244%, 09/20/2066(a)	545,603	562,258
Series 2016-H23, Class F,
1M US L + 0.75%, 10/20/2066(a)	204,567	203,972
Series 2016-H24, Class FG,
1M US L + 0.75%, 10/20/2066(a)	309,144	308,253
Series 2016-H26, Class FC,
1M US L + 1.00%, 12/20/2066(a)	127,776	128,144
Series 2017-150, Class JE,
3.000%, 07/20/2047	69,823	68,234
Series 2017-165, Class VE,
3.500%, 11/20/2030	20,028	20,000
Series 2017-170, Class MC,
2.500%, 10/20/2047	72,030	68,783

	Principal Amount	Value (Note 2)
Series 2017-36, Class MJ,
3.000%, 03/20/2047	$40,267	$39,268
Series 2017-56, Class AZ,
3.000%, 04/20/2047	111,807	104,215
Series 2017-73, Class JT,
2.750%, 09/20/2046	6,758	6,738
Series 2017-80, Class BJ,
3.000%, 03/20/2047	101,480	100,873
Series 2017-H06, Class FE,
1M US L + 0.55%, 02/20/2067(a)	92,155	91,472
Series 2017-H14, Class FD,
1M US L + 0.47%, 06/20/2067(a)	144,393	143,094
Series 2017-H15, Class FC,
1M US L + 0.47%, 06/20/2067(a)	253,136	250,776
Series 2017-H16, Class PT,
4.738%, 05/20/2066(a)	39,414	39,818
Series 2017-H17, Class FG,
1M US L + 0.50%, 08/20/2067(a)	38,427	38,151
Series 2017-H22, Class FH,
12M US L + 0.22%, 11/20/2067(a)	286,513	282,225
Series 2018-160, Class AD,
3.500%, 02/20/2048	277,285	277,288
Series 2018-36, Class CZ,
4.000%, 03/20/2048	264,197	270,220
Series 2018-37, Class C,
2.500%, 01/20/2046	182,449	178,725
Series 2019-111, Class TE,
2.000%, 09/20/2049	54,414	51,266
Series 2019-15, Class A,
0.517%, 07/20/2048(a)	100,000	73,445
Series 2019-61, Class K,
3.500%, 07/20/2048	43,489	42,990
Series 2019-H01, Class FT,
1M US L + 0.40%, 10/20/2068(a)	109,448	108,778
Series 2019-H05, Class FT,
1Y US TI + 0.43%, 04/20/2069(a)	153,804	153,953
Series 2020-125, Class GA,
2.500%, 03/20/2050	381,936	367,088
Series 2020-125, Class GC,
2.500%, 08/20/2050	44,227	42,055
Series 2020-127, Class LZ,
1.500%, 08/20/2050	550,595	272,849
Series 2020-134, Class ZU,
3.000%, 09/20/2050	107,188	73,240

	Principal Amount	Value (Note 2)
Series 2020-148, Class ZP,
2.000%, 10/20/2050	$220,581	$119,907
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,389,710	1,335,755
Series 2020-5, Class LC,
3.500%, 10/20/2049	218,995	215,626
Series 2020-61, Class AB,
3.000%, 05/20/2048	105,900	104,844
Series 2020-62, Class PD,
3.000%, 05/20/2050	523,651	508,367
Series 2020-83, Class ML,
3.000%, 06/20/2050	197,482	192,608
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,448,186	1,404,145
Series 2020-H01, Class FT,
1Y US TI + 0.50%, 01/20/2070(a)	121,585	121,083
Series 2020-H04, Class FP,
1M US L + 0.50%, 06/20/2069(a)	134,265	132,824
Series 2020-H12, Class FE,
1M US L + 1.10%, 06/20/2070(a)	1,293,130	1,305,307
Series 2021-177, Class GW,
2.500%, 10/20/2051	499,992	418,544
		32,781,924

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $125,924,663)		121,734,655

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.39%)

Fannie Mae-Aces
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	270,527	276,767
Series 2013-M6, Class 1AC,
3.352%, 02/25/2043(a)	11,352,331	11,478,782
Series 2016-M11, Class AL,
2.944%, 07/25/2039	256,222	250,682
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	16,962	16,884
Series 2018-M12, Class A1,
3.546%, 08/25/2030	3,637,261	3,716,188
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,459,823	1,396,254
Series 2019-M14, Class A1,
2.304%, 06/25/2029	150,709	146,796

	Principal Amount	Value (Note 2)
Series 2019-M24, Class 2XA,
1.149%, 03/25/2031(a)(c)	$4,853,627	$350,808
Series 2020-M10, Class X1,
1.780%, 12/25/2030(a)(c)	786,331	88,150
Series 2020-M10, Class X4,
0.885%, 07/25/2032(a)(c)	47,140,350	3,104,107
Series 2020-M13, Class X2,
1.284%, 09/25/2030(a)(c)	2,130,566	152,990
		20,978,408
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2018-J19L, Class AFL,
1M US L + 0.23%, 11/25/2027(a)	31,666	31,594
Series 2019-KL4F, Class A2AS,
3.683%, 10/25/2025(a)	256,000	259,010
Series 2019-KLU2, Class X1,
0.953%, 08/25/2029(a)(c)	56,259,040	2,967,828
		3,258,432

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $27,453,988)		24,236,840

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (5.60%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	770,393	768,929
Series 2005-843080,
6.000%, 12/01/2034	123,089	126,573
Series 2007-943003,
5.500%, 08/01/2047	78,405	79,151
Series 2009-463331,
5.250%, 08/01/2029	581,430	624,597
Series 2009-930895,
4.500%, 03/01/2039	170,201	171,058
4.500%, 06/01/2039	407,343	411,598
Series 2009-931707,
4.500%, 08/01/2039	113,097	114,345
Series 2009-958348,
5.440%, 04/01/2027	135,213	137,207
Series 2009-958878,
5.750%, 07/01/2027	1,337,753	1,392,554
Series 2011-466034,
6.210%, 12/01/2029	224,313	241,766
Series 2011-467068,
6.130%, 01/01/2026	1,526,893	1,629,682

	Principal Amount	Value (Note 2)
Series 2011-468477,
4.590%, 08/01/2026	$402,797	$424,656
Series 2011-469013,
5.470%, 08/01/2026	1,009,732	1,091,516
Series 2011-AH9290,
4.000%, 04/01/2041	43,665	43,319
Series 2012-470020,
4.200%, 01/01/2030	1,571,879	1,646,764
Series 2012-AM0279,
3.210%, 08/01/2027	294,383	294,025
Series 2012-AM1387,
3.260%, 11/01/2032	113,810	114,095
Series 2012-MA1039,
3.500%, 04/01/2042	65,012	64,139
Series 2012-MA1214,
3.000%, 10/01/2042	672,844	644,342
Series 2013-AM3154,
3.250%, 05/01/2028	359,242	357,899
Series 2013-AM3193,
3.380%, 05/01/2028	271,105	270,901
Series 2013-AM4329,
3.870%, 10/01/2025	195,928	200,091
Series 2013-AM4781,
4.180%, 11/01/2028	1,213,390	1,278,637
Series 2013-AM4991,
3.970%, 12/01/2025	161,171	165,316
Series 2013-AR2289,
3.000%, 02/01/2033	237,095	234,665
Series 2013-AT9663,
2.500%, 07/01/2043	503,351	469,297
Series 2013-MA1586,
3.000%, 08/01/2043	197,099	193,367
Series 2014-AM4198,
3.550%, 03/01/2024	95,277	95,004
Series 2014-AM5447,
4.060%, 03/01/2030	461,058	483,398
Series 2014-AM7199,
3.300%, 11/01/2026	261,997	263,926
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,197,806
Series 2015-AL7167,
4.000%, 01/01/2041	139,451	142,870
Series 2015-AL7381,
4.500%, 06/01/2045	163,066	169,476
Series 2015-AM7912,
3.600%, 02/01/2040	244,314	250,116
Series 2015-AM8666,
2.960%, 06/01/2030	177,153	173,584
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	724,500

	Principal Amount	Value (Note 2)
Series 2015-AM9173,
3.110%, 06/01/2027	$240,306	$238,099
Series 2015-AM9311,
3.390%, 07/01/2035	206,360	200,296
Series 2015-AM9517,
3.610%, 08/01/2030	300,000	306,455
Series 2015-AN0029,
3.100%, 09/01/2025	156,823	156,905
Series 2016-AL8405,
4.500%, 05/01/2041	199,896	203,036
Series 2016-AL9548,
3.160%, 07/01/2036(a)	1,702,238	1,638,576
Series 2016-AN0665,
3.070%, 02/01/2026	194,277	193,392
Series 2016-AN0774,
3.210%, 01/01/2026	175,446	175,928
Series 2016-AN2228,
2.520%, 08/01/2026	187,018	181,511
Series 2016-AN3542,
3.410%, 11/01/2046	360,027	345,134
Series 2016-AN3749,
2.520%, 12/01/2026	456,938	447,527
Series 2016-BC0943,
3.500%, 05/01/2046	453,002	456,407
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	85,481
Series 2017-AN4469,
3.640%, 01/01/2029	685,711	699,465
Series 2017-AN4529,
3.620%, 01/01/2027	823,449	840,439
Series 2017-AN4606,
3.510%, 02/01/2027	786,825	781,544
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	95,838
Series 2017-AN5279,
3.340%, 04/01/2029	455,983	455,207
Series 2017-AN5742,
3.190%, 05/01/2030	137,681	137,163
Series 2017-AN5796,
3.030%, 06/01/2027	270,360	271,446
Series 2017-AN5932,
3.010%, 07/01/2027	264,967	263,117
Series 2017-AN6001,
3.160%, 07/01/2027	150,000	149,012
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	275,022
Series 2017-AN6670,
3.210%, 09/01/2027	1,913,715	1,901,437
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,761,118

	Principal Amount	Value (Note 2)
Series 2017-AN7234,
3.010%, 12/01/2027	$1,000,000	$991,028
Series 2017-AN7384,
2.880%, 12/01/2027	48,634	48,132
Series 2017-AN7547,
3.370%, 11/01/2027	1,100,919	1,102,108
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	232,773
Series 2017-CA0522,
3.000%, 10/01/2047	248,219	237,761
Series 2017-MA3040,
3.500%, 06/01/2047	341,663	337,097
Series 2018-109435,
3.890%, 08/01/2028	1,888,824	1,947,400
Series 2018-109741,
3.730%, 11/01/2025	11,236,325	11,230,978
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,628,365
Series 2018-387853,
3.455%, 08/01/2025	175,000	174,930
Series 2018-387904,
3.840%, 08/01/2028	673,717	697,250
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,036,037
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	99,569
Series 2018-AN8486,
3.330%, 04/01/2030	326,172	327,828
Series 2018-AN8493,
3.300%, 02/01/2030	425,139	419,787
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,014,807
Series 2018-AN9038,
3.460%, 05/01/2028	135,000	134,847
Series 2018-AN9221,
3.660%, 05/01/2033	700,000	709,973
Series 2018-AN924,
4.210%, 05/01/2033	590,461	622,662
Series 2018-AN9848,
3.740%, 07/01/2028	175,000	176,039
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	492,222
Series 2018-BF0238,
4.500%, 08/01/2041	388,145	407,089
Series 2018-BL0212,
3.820%, 07/01/2027	43,960	44,006
Series 2018-BL0251,
3.940%, 10/01/2036	330,226	336,657
Series 2018-BL0891,
4.010%, 12/01/2030	300,000	315,626

	Principal Amount	Value (Note 2)
Series 2018-BL0907,
3.880%, 12/01/2028	$450,000	$467,798
Series 2018-BM5053,
3.000%, 04/01/2048	573,725	544,036
Series 2019-BF0301,
4.500%, 08/01/2058	532,976	559,011
Series 2019-BF0319,
4.000%, 07/01/2048	776,589	797,276
Series 2019-BI2928,
3.410%, 07/01/2027	820,369	830,283
Series 2019-BL1188,
3.480%, 02/01/2026	198,658	201,399
Series 2019-BL1298,
4.070%, 11/01/2026	134,257	138,922
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,448,346
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	703,572
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,805,689
Series 2019-BL1596,
3.480%, 03/01/2029	165,580	168,415
Series 2019-BL2236,
3.640%, 10/01/2029	1,097,846	1,114,076
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	164,055
Series 2019-BL2460,
3.400%, 05/01/2029	580,609	584,200
Series 2019-BL3182,
2.980%, 07/01/2029	251,510	246,968
Series 2019-BL4333,
2.520%, 11/01/2029	145,633	139,909
Series 2019-BM6011,
3.309%, 11/01/2026(a)	97,406	97,867
Series 2019-BM6152,
3.500%, 06/01/2044	1,193,040	1,201,988
Series 2019-BO4168,
3.000%, 08/01/2049	106,337	101,874
Series 2019-FM1056,
5.500%, 06/01/2049	227,294	242,813
Series 2019-MA3784,
3.500%, 09/01/2049	2,719,945	2,670,253
Series 2020-BM6266,
3.500%, 04/01/2050	207,862	203,426
Series 2022-BS4139,
2.030%, 12/01/2028	100,000	93,389
		70,241,260
Freddie Mac Gold Pool
Series 2006-H01366,
6.000%, 01/01/2036	59,732	61,559

	Principal Amount	Value (Note 2)
Series 2007-N31467,
5.500%, 11/01/2037	$67,378	$68,451
Series 2012-T60809,
3.500%, 08/01/2042	104,801	103,475
Series 2013-G80393,
5.000%, 08/20/2036	149,621	155,121
Series 2013-T65180,
3.000%, 11/01/2043	122,297	117,193
Series 2015-U49046,
4.000%, 02/01/2029	57,532	59,076
		564,875
Freddie Mac Pool
Series 2005-002936, Class FC,
1M US L + 0.40%, 03/15/2029(a)	22,023	22,009
Series 2017-WN2000,
2.700%, 08/01/2023	10,524,128	10,507,568
Series 2018-ZA3206,
3.500%, 12/01/2045	68,904	67,978
		10,597,555
Ginnie Mae II Pool
Series 2010-4795,
4.000%, 09/20/2040	84,133	85,601
Series 2010-4849,
4.000%, 11/20/2040	96,027	97,690
Series 2010-892614,
1M US L + 2.052%, 08/20/2060(a)	427,791	438,152
Series 2011-470514,
4.000%, 09/20/2041	265,547	270,069
Series 2012-5302,
3.500%, 02/20/2042	224,584	222,420
Series 2012-5303,
4.000%, 02/20/2042	28,925	29,428
Series 2012-5328,
3.500%, 03/20/2042	351,210	347,822
Series 2012-MA0016,
3.500%, 04/20/2042	84,255	83,441
Series 2012-MA0017,
4.000%, 04/20/2042	132,222	134,521
Series 2012-MA0082,
3.500%, 05/20/2042	144,251	142,859
Series 2012-MA0148,
3.500%, 06/20/2042	91,200	90,318
Series 2012-MA0312,
3.500%, 08/20/2042	99,984	99,017
Series 2012-MA0387,
3.500%, 09/20/2042	78,833	78,071
Series 2012-MA0388,
4.000%, 09/20/2042	96,029	97,702

	Principal Amount	Value (Note 2)
Series 2012-MA0456,
3.500%, 10/20/2042	$95,828	$94,902
Series 2012-MA0619,
3.500%, 12/20/2042	97,732	96,791
Series 2013-AD0023,
3.250%, 04/20/2033	360,328	359,969
Series 2013-MA0927,
3.500%, 04/20/2043	234,465	232,202
Series 2013-MA1149,
3.000%, 07/20/2043	13,878	13,475
Series 2015-AH5889,
3.750%, 05/20/2045	105,562	106,470
Series 2016-MA3588,
3.500%, 04/20/2046	300,276	297,375
Series 2016-MA3793,
3.500%, 07/20/2046	828,283	820,286
Series 2016-MA3865,
3.500%, 08/20/2046	522,431	517,385
Series 2017-BD5383,
3.500%, 12/20/2047	933,750	930,740
Series 2017-MA4165,
2.500%, 01/20/2032	341,852	325,318
Series 2018-BD0560,
4.500%, 09/20/2048	330,096	340,661
Series 2018-BE6454,
3.500%, 01/20/2048	74,576	74,682
Series 2018-BH0029,
4.000%, 05/20/2048	2,735,776	2,778,153
Series 2018-BI3325,
4.000%, 09/20/2048	3,013,110	3,059,784
Series 2018-BK0645,
5.500%, 10/20/2048	636,783	663,932
Series 2019-784688,
5.000%, 02/20/2049	1,352,749	1,394,066
Series 2019-BN7043,
4.500%, 09/20/2049	471,859	488,754
Series 2019-MA5864,
3.000%, 04/20/2049	40,600	39,427
4.000%, 04/20/2049	110,931	111,090
Series 2019-MA5920,
3.000%, 05/20/2049	24,565	23,856
Series 2019-MA5936,
6.500%, 05/20/2049	53,306	59,334
Series 2019-MA6330,
3.500%, 12/20/2049	165,335	162,123
Series 2020-MA6591,
4.000%, 04/20/2050	878,700	879,956
		16,087,842

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $101,897,204)		97,491,532

	Principal Amount	Value (Note 2)
CORPORATE BONDS (45.30%)

Aerospace & Defense (2.20%)
Boeing Co.
2.20%, 02/04/2026	$10,030,000	$9,343,974
Teledyne Technologies, Inc.
1.60%, 04/01/2026	7,776,000	7,069,423
2.75%, 04/01/2031	5,969,000	5,135,764
TransDigm, Inc.
8.00%, 12/15/2025(e)	16,061,000	16,662,887
Total Aerospace & Defense		38,212,048

Airlines (1.93%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(e)	5,557,466	5,501,439
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(e)	5,045,690	5,140,351
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(e)	1,244,757	1,185,271
Delta Air Lines, Inc.
7.00%, 05/01/2025	5,856,000	6,123,000
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,774,984
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	7,752,835	7,829,883
Total Airlines		33,554,928

Automobiles Manufacturing (2.32%)
Ford Motor Co.
5.29%, 12/08/2046	10,668,000	9,204,457
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,210,425
4.00%, 11/13/2030	6,965,000	6,166,101
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	15,300,000	13,901,019
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(e)	995,000	985,414
0.88%, 11/22/2023(e)	995,000	958,233
3.95%, 06/06/2025(e)	3,000,000	2,987,176
Total Automobiles Manufacturing		40,412,825

Banks (4.08%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	934,000	937,459
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,384,061

	Principal Amount	Value (Note 2)
Danske Bank A/S
5.38%, 01/12/2024(e)	$1,000,000	$1,014,339
1Y US TI + 1.03%, 12/08/2023(a)(e)	2,000,000	1,976,864
1Y US TI + 1.35%, 09/11/2026(a)(e)	6,500,000	5,853,212
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,494,247
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(a)	16,202,000	16,091,713
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,782,049
Intesa Sanpaolo SpA
1Y US TI + 2.75%, 06/01/2042(a)(e)	1,800,000	1,234,787
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(f)	19,162,000	19,082,182
Series T
5Y US TI + 2.595%(a)(f)	4,533,000	3,728,393
UniCredit SpA
1Y US TI + 1.20%, 06/03/2027(a)(e)	14,303,000	12,400,792
Total Banks		70,980,098

Cable & Satellite (1.45%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(e)	6,569,000	5,442,548
4.50%, 06/01/2033(e)	5,978,000	5,066,086
4.75%, 02/01/2032(e)	5,300,000	4,693,283
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	14,627,000	10,019,944
Total Cable & Satellite		25,221,861

Casinos & Gaming (1.15%)
MGM Resorts International
6.75%, 05/01/2025	12,855,000	13,103,037
Penn National Gaming, Inc.
5.63%, 01/15/2027(e)	7,595,000	7,066,822
Total Casinos & Gaming		20,169,859

Chemicals (1.37%)
Avient Corp.
5.75%, 05/15/2025(e)	3,004,000	3,023,496
Celanese US Holdings LLC
6.17%, 07/15/2027	4,973,000	5,053,297
6.33%, 07/15/2029	2,984,000	3,073,986
6.38%, 07/15/2032	12,351,000	12,696,190
Total Chemicals		23,846,969

	Principal Amount	Value (Note 2)
Commercial Finance (2.37%)
AerCap Holdings NV
5Y US TI + 4.535%, 10/10/2079(a)	$4,960,000	$4,409,242
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	17,268,000	17,873,192
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(f)	4,960,000	3,708,391
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(e)	2,830,000	2,346,082
4.25%, 04/15/2026(e)	3,100,000	2,888,524
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	10,304,000	10,213,049
Total Commercial Finance		41,438,480

Consumer Finance (1.17%)
Ally Financial, Inc.
1.45%, 10/02/2023	990,000	962,557
Series C
7Y US TI + 3.481%(a)(f)	2,982,000	2,360,078
American Express Co.
5Y US TI + 2.854%(a)(f)	4,674,000	4,120,131
Discover Financial Services
Series D
5Y US TI + 5.78%(a)(f)	5,000,000	5,117,616
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	2,983,193
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,024,179
4.25%, 08/15/2024	1,700,000	1,702,252
Total Consumer Finance		20,270,006

Consumer Products (0.34%)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025(e)	2,983,000	2,946,118
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027(e)	2,983,000	2,932,031
Total Consumer Products		5,878,149

Diversified Banks (3.29%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(a)	17,418,000	14,366,377
5Y US TI + 1.20%, 09/21/2036(a)	11,220,000	9,079,336
Citigroup, Inc.
4.30%, 11/20/2026	12,407,000	12,547,304
HSBC Holdings PLC
1D US SOFR + 1.51%, 12/09/2025(a)	3,750,000	3,728,723

	Principal Amount	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(a)	$7,140,000	$6,203,144
1D US SOFR + 1.56%, 04/26/2028(a)	4,972,000	4,994,943
1D US SOFR + 1.80%, 04/26/2033(a)	3,977,000	4,030,469
3M US SOFR + 1.105%, 11/19/2031(a)	2,984,000	2,442,413
Total Diversified Banks		57,392,709

Electrical Equipment Manufacturing (0.19%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,301,613

Entertainment Content (1.02%)
Magallanes, Inc.
3.76%, 03/15/2027(e)	2,541,000	2,443,844
3.79%, 03/15/2025(e)	6,962,000	6,807,588
4.28%, 03/15/2032(e)	5,177,000	4,835,382
5.14%, 03/15/2052	4,236,000	3,735,812
Total Entertainment Content		17,822,626

Entertainment Resources (0.44%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(e)	4,484,000	4,520,051
Vail Resorts, Inc.
6.25%, 05/15/2025(e)	2,983,000	3,053,503
Total Entertainment Resources		7,573,554

Exploration & Production (0.90%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	2,990,000	2,683,025
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,528,761
6.25%, 11/01/2028(e)	5,537,000	5,370,613
6.25%, 04/15/2032(e)	1,682,000	1,517,689
Murphy Oil Corp.
6.88%, 08/15/2024	859,000	864,828
Range Resources Corp.
5.00%, 03/15/2023	3,557,000	3,576,724
Total Exploration & Production		15,541,640

Financial Services (3.38%)
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	1,859,362
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(e)	3,000,000	2,735,928
5Y US TI + 4.82%(a)(e)(f)	10,875,000	9,216,563

	Principal Amount	Value (Note 2)
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(a)	$3,976,000	$3,898,454
1D US SOFR + 1.114%, 02/24/2028(a)	7,952,000	7,413,637
1D US SOFR + 1.41%, 02/24/2033(a)	2,982,000	2,666,373
Morgan Stanley
1D US SOFR + 1.00%, 01/21/2028(a)	4,970,000	4,630,983
1D US SOFR + 1.36%, 09/16/2036(a)	12,446,000	10,078,242
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,954,896
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	9,216,858
UBS Group AG
1Y US TI + 0.83%, 07/30/2024(a)(e)	1,000,000	971,705
1Y US TI + 1.75%, 05/12/2028(a)(e)	2,983,000	2,989,570
Total Financial Services		58,632,571

Food & Beverage (0.59%)
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,851,283
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,255,000	4,233,788
4.25%, 03/01/2031	4,226,000	4,173,849
Total Food & Beverage		10,258,920

Hardware (0.34%)
Dell, Inc.
5.40%, 09/10/2040	6,438,000	5,902,874

Health Care Facilities & Services (0.92%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	9,859,347
5.38%, 02/01/2025	3,000,000	3,065,167
5.63%, 09/01/2028	3,000,000	3,115,155
Total Health Care Facilities & Services		16,039,669

Homebuilders (0.44%)
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	2,870,290
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	5,000,000	4,790,268
Total Homebuilders		7,660,558

Industrial Other (0.11%)
Quanta Services, Inc.
0.95%, 10/01/2024	1,984,000	1,847,046

	Principal Amount	Value (Note 2)
Managed Care (0.23%)
Humana, Inc.
0.65%, 08/03/2023	$4,265,000	$4,147,028

Medical Equipment & Devices Manufacturing (0.35%)
PerkinElmer, Inc.
0.55%, 09/15/2023	3,347,000	3,227,815
0.85%, 09/15/2024	2,977,000	2,793,107
Total Medical Equipment & Devices Manufacturing		6,020,922

Metals & Mining (0.56%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	9,805,000	9,791,570

Pipeline (4.79%)
Buckeye Partners LP
4.13%, 12/01/2027	2,040,000	1,869,925
4.15%, 07/01/2023	3,800,000	3,756,186
4.50%, 03/01/2028(e)	8,958,000	8,256,096
5.60%, 10/15/2044	2,828,000	2,097,683
Cheniere Energy Partners LP
3.25%, 01/31/2032	3,000,000	2,621,715
Energy Transfer LP
Series B
3M US L + 4.16%(a)(f)	2,506,000	1,914,585
Series F
5Y US TI + 5.134%(a)(f)	2,985,000	2,607,263
3.45%, 01/15/2023	2,027,000	2,022,434
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,007,985
4.32%, 12/30/2039(e)	9,061,000	7,332,191
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	4,975,000	4,896,968
4.63%, 04/01/2029(e)	6,974,000	6,709,737
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	16,103,000	16,565,559
6.88%, 01/15/2029	8,740,000	9,033,926
Western Midstream Operating LP
3M US L + 1.10%, 01/13/2023(a)	2,630,000	2,604,817
Total Pipeline		83,297,070

Power Generation (1.76%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	6,118,000	5,863,299
NRG Energy, Inc.
2.00%, 12/02/2025(e)	4,530,000	4,157,627
2.45%, 12/02/2027(e)	5,455,000	4,813,803

	Principal Amount	Value (Note 2)
Vistra Operations Co. LLC
5.13%, 05/13/2025(e)	$6,961,000	$6,968,483
5.50%, 09/01/2026(e)	8,626,000	8,751,078
Total Power Generation		30,554,290

Property & Casualty Insurance (0.11%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	2,000,000	1,996,621

Publishing & Broadcasting (0.83%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,471,600
5.63%, 07/15/2027(e)	4,376,000	4,395,276
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	2,888,000	2,595,056
Total Publishing & Broadcasting		14,461,932

Real Estate (1.18%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(e)	2,000,000	1,982,420
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,623,000	3,121,364
4.38%, 02/01/2031(e)	2,267,000	1,922,813
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 06/01/2023(e)	4,075,000	3,998,797
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(e)	5,500,000	5,345,243
5.63%, 05/01/2024(e)	4,183,000	4,190,132
Total Real Estate		20,560,769

Refining & Marketing (0.69%)
HF Sinclair Corp.
4.50%, 10/01/2030(e)	9,494,000	8,928,484
5.88%, 04/01/2026(e)	3,177,000	3,260,706
Total Refining & Marketing		12,189,190

Semiconductors (0.22%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,802,459

Software & Services (0.90%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	8,470,819
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(e)	1,988,000	1,871,912
4.75%, 07/15/2031(e)	3,976,000	3,784,476
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,633,198
Total Software & Services		15,760,405

	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.16%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(e)	$2,990,000	$2,830,068

Transportation & Logistics (0.37%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	7,271,868	6,510,341

Utilities (2.31%)
Atmos Energy Corp.
0.63%, 03/09/2023	5,062,000	4,980,124
3M US L + 0.38%, 03/09/2023(a)	1,993,000	1,990,035
Dominion Energy, Inc.
3.07%, 08/15/2024(d)	1,500,000	1,473,965
ONE Gas, Inc.
0.85%, 03/11/2023	6,975,000	6,858,755
1.10%, 03/11/2024	11,130,000	10,641,182
Pacific Gas and Electric Co.
3.25%, 02/16/2024	2,984,000	2,914,920
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	4,268,000	3,612,930
Southern California Edison Co.
1.10%, 04/01/2024	2,899,000	2,780,376
Southern Co.
5.11%, 08/01/2027	4,972,000	5,098,938
Total Utilities		40,351,225
Waste & Environment Services & Equipment (0.38%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,698,846

Wireless Telecommunications Services (0.40%)
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,050,945

Wireline Telecommunications Services (0.06%)
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	979,247

TOTAL CORPORATE BONDS
(Cost $848,804,468)		788,961,931

GOVERNMENT BONDS (37.81%)

	Principal Amount	Value (Note 2)
U.S. Treasury Bonds (37.81%)
United States Treasury Bonds
1.88%, 02/15/2032	$62,223,000	$58,091,004
2.00%, 11/15/2041	29,730,000	24,285,694
2.38%, 02/15/2042	63,732,000	55,526,505
2.88%, 05/15/2032	75,823,000	77,191,368
2.88%, 05/15/2052	80,183,000	77,577,052
3.25%, 05/15/2042	72,935,000	73,037,565
United States Treasury Inflation Indexed Bonds
0.13%, 02/15/2052	18,635,309	15,675,575
United States Treasury Notes
0.75%, 08/31/2026	51,299,000	47,368,415
1.13%, 01/15/2025	36,675,000	35,175,766
1.25%, 12/31/2026	45,295,000	42,530,412
1.50%, 01/31/2027	46,625,000	44,231,826
2.50%, 04/30/2024	24,410,000	24,225,018
2.50%, 05/31/2024	14,424,000	14,315,538
2.50%, 03/31/2027	17,331,000	17,169,876
2.63%, 05/31/2027	34,835,000	34,724,780
2.75%, 04/30/2027	17,423,000	17,451,585
Total U.S. Treasury Bonds		658,577,979

TOTAL GOVERNMENT BONDS
(Cost $669,532,379)		658,577,979

	Shares	Value (Note 2)
PREFERRED STOCK (0.96%)

Communications (0.67%)
Wireless Telecommunications Services (0.67%)
AT&T, Inc.	471,257	11,757,861

Total Communications		11,757,861

Consumer Discretionary (0.10%)
Retail - Consumer Discretionary (0.10%)
Qurate Retail, Inc.	32,414	1,714,701

Total Consumer Discretionary		1,714,701

Financials (0.19%)
Banks (0.19%)
Bank of Hawaii, Series A	163,992	3,247,042

Total Financials		3,247,042

TOTAL PREFERRED STOCK
(Cost $18,914,690)		16,719,604

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.92%) Money Market Fund (0.92%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.67%	16,090,005	$16,090,005

TOTAL SHORT TERM INVESTMENTS
(Cost $16,090,005)			16,090,005

Value
(Note 2)
TOTAL INVESTMENTS (98.97%)
(Cost $1,808,617,397)	$1,723,812,546

Other Assets In Excess Of Liabilities (1.03%)	17,920,001

NET ASSETS (100.00%)	$1,741,732,547

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
TI – Treasury Index
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%
3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%
12M US L - 12 Month LIBOR as of July 31, 2022 was 3.71%
1D US SOFR - 1 Day SOFR as of July 31, 2022 was 2.27%
3M US SOFR - 3 Month SOFR as of July 31, 2022 was 1.11%
1Y US TI - 1 Year US Treasury Index as of July 31, 2022 was 2.98%
5Y US TI - 5 Year US Treasury Index as of July 31, 2022 was 2.70%
7Y US TI - 7 Year US Treasury Index as of July 31, 2022 was 2.70%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of July 31, 2022.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 311,593,102, representing 17.89% of net assets.

(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Credit Opportunities Fund
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (0.45%)

Energy (0.45%)
Oil & Gas (0.45%)
Cheniere Energy Partners LP	27,491	$1,387,196

Total Energy		1,387,196

TOTAL COMMON STOCKS
(Cost $1,153,487)		1,387,196

	Principal Amount	Value (Note 2)
BANK LOAN (0.21%)

Publishing & Broadcasting (0.21%)
Nexstar Media, Inc.
09/19/2026(a)	650,187	644,173

TOTAL BANK LOAN
(Cost $650,187)		644,173

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.24%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$16,149	$16,610

Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	17,344	18,543
Series 2002-2505, Class D,
5.500%, 09/15/2032	36,707	39,285
Series 2005-2990, Class GO,
–%, 02/15/2035	37,812	32,960
Series 2011-3907, Class KG,
2.500%, 04/15/2040	11,502	11,478
Series 2013-4285, Class JC,
3.000%, 12/15/2041	4,274	4,271
Series 2015-4537, Class AZ,
3.000%, 12/15/2045	24,027	23,435
		129,972
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	18,582	18,824

	Principal Amount	Value (Note 2)
Series 2010-116, Class GW,
3.000%, 12/20/2039	$4,294	$4,289
Series 2011-H05, Class FB,
1M US L + 0.50%, 12/20/2060(a)	31,070	30,844
Series 2011-H14, Class FC,
1M US L + 0.50%, 05/20/2061(a)	60,792	60,386
Series 2012-H20, Class BA,
1M US L + 0.56%, 09/20/2062(a)	38,251	38,060
Series 2012-H29, Class SA,
1M US L + 0.515%, 10/20/2062(a)	54,624	54,205
Series 2013-H07, Class GA,
1M US L + 0.47%, 03/20/2063(a)	34,637	34,393
Series 2013-H10, Class FA,
1M US L + 0.40%, 03/20/2063(a)	21,264	21,092
Series 2013-H22, Class FT,
1Y US TI + 0.65%, 04/20/2063(a)	28,583	28,517
Series 2013-H23, Class FA,
1M US L + 1.30%, 09/20/2063(a)	31,773	31,880
Series 2014-H03, Class FA,
1M US L + 0.60%, 01/20/2064(a)	20,277	20,187
Series 2015-H29, Class FL,
1M US L + 0.60%, 11/20/2065(a)	61,715	61,299
Series 2016-H09, Class FA,
1M US L + 0.65%, 03/20/2066(a)	46,563	46,306
Series 2018-H07, Class FE,
1M US L + 0.35%, 02/20/2068(a)	76,899	76,328
Series 2020-H09, Class NF,
1M US L + 1.25%, 04/20/2070(a)	66,099	66,822
		593,432

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $730,182)		740,014

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.68%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	36,924	38,799
7.500%, 08/01/2028	26,868	26,999
8.500%, 06/01/2027	21,225	21,385
Series 1999-,
6.000%, 04/01/2029	38,904	40,660
8.000%, 04/01/2029	26,349	26,469
Series 2001-,
7.000%, 06/01/2031	28,935	29,268
Series 2002-,
6.000%, 12/01/2032	42,580	44,705
Series 2003-,
4.500%, 09/01/2028	48,623	48,762

	Principal Amount	Value (Note 2)
4.750%, 09/01/2033	$43,624	$44,687
5.500%, 10/01/2033	23,221	23,585
5.500%, 12/01/2033	40,012	41,567
Series 2005-,
4.500%, 05/01/2035	20,575	20,508
Series 2006-,
4.500%, 01/01/2036	30,884	31,003
Series 2007-,
5.500%, 07/01/2037	20,528	21,178
6.000%, 07/01/2037	39,113	40,567
6.000%, 09/01/2037	41,695	44,157
6.500%, 11/01/2037	46,134	48,353
Series 2008-,
5.000%, 06/01/2037	35,228	35,887
5.500%, 04/01/2038	23,032	24,315
5.500%, 08/01/2038	29,109	29,885
6.500%, 07/01/2038	47,352	49,629
Series 2009-,
5.000%, 04/01/2039	48,453	49,971
Series 2010-,
4.000%, 05/01/2040	6,472	6,361
5.500%, 02/01/2038	52,510	55,387
Series 2015-,
5.000%, 07/01/2044	22,500	23,716
Series 2016-,
3.500%, 06/01/2046	39,273	38,748
Series 2018-,
3.734%, 02/01/2048(a)	51,255	50,161
		956,712
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	30,147	30,594
Series 2006-,
4.500%, 01/01/2036	12,151	12,408
5.500%, 12/01/2034	31,361	32,702
5.500%, 08/01/2036	20,382	20,387
6.000%, 05/01/2036	58,127	60,826
Series 2007-,
5.500%, 10/01/2037	10,422	10,794
Series 2008-,
4.500%, 05/01/2038	62,155	62,455
6.000%, 08/01/2038	35,568	38,764
Series 2010-,
6.000%, 04/01/2040	54,145	56,883
Series 2014-,
3.500%, 10/01/2044	42,564	42,026
Series 2015-,
4.000%, 03/01/2044	36,339	37,261
		405,100

	Principal Amount	Value (Note 2)
Freddie Mac Pool
Series 2018-,
4.500%, 01/01/2036	$77,657	$79,989
		79,989
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	65,995	71,547
Series 2010-,
5.000%, 05/15/2040	42,119	43,708
		115,255
Ginnie Mae II Pool
Series 2009-,
4.000%, 11/20/2039	52,414	54,091
6.000%, 11/20/2039	35,003	38,018
Series 2011-,
4.000%, 02/20/2041	36,111	36,740
4.000%, 05/20/2041	36,086	36,716
4.000%, 10/20/2041	14,814	15,071
Series 2012-,
3.500%, 05/20/2042	74,783	74,849
Series 2013-,
5.500%, 11/20/2035	96,604	102,798
Series 2014-,
3.750%, 04/20/2044	79,742	80,428
4.000%, 05/20/2044	69,871	71,193
Series 2016-,
3.500%, 09/20/2046	17,131	16,597
		526,501

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,161,606)		2,083,557

	Principal Amount	Value (Note 2)
CORPORATE BONDS (65.92%)

Advertising & Marketing (0.94%)
Outfront Media Capital LLC / Outfront Media Capital Corp.
5.00%, 08/15/2027(b)	3,052,000	2,887,802

Aerospace & Defense (2.19%)
Boeing Co.
2.20%, 02/04/2026	1,450,000	1,350,824
TransDigm, Inc.
8.00%, 12/15/2025(b)	5,185,000	5,379,307
Total Aerospace & Defense		6,730,131

Airlines (3.74%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(b)	661,813	655,141

	Principal Amount	Value (Note 2)
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(b)	$1,917,940	$1,953,922
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(b)	1,373,123	1,307,502
Delta Air Lines, Inc.
7.00%, 05/01/2025	3,500,000	3,659,580
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	3,853,130	3,891,423
Total Airlines		11,467,568

Automobiles Manufacturing (2.03%)
Ford Motor Co.
5.29%, 12/08/2046	2,370,000	2,044,860
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	250,000	247,174
5.58%, 03/18/2024	650,000	656,991
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(b)	1,400,000	1,315,127
4.81%, 09/17/2030(b)	2,200,000	1,998,839
Total Automobiles Manufacturing		6,262,991

Banks (2.89%)
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(c)	3,802,000	3,786,162
Series T
5Y US TI + 2.595%(a)(c)	1,566,000	1,288,035
Synovus Bank/Columbus GA
5Y US TI + 3.63%, 10/29/2030(a)	1,774,000	1,701,660
UniCredit SpA
7.83%, 12/04/2023(b)	750,000	771,864
1Y US TI + 1.20%, 06/03/2027(a)(b)	1,589,000	1,377,673
Total Banks		8,925,394

Cable & Satellite (1.55%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 02/01/2031(b)	1,000,000	868,975
4.25%, 01/15/2034(b)	2,600,000	2,154,152
4.75%, 02/01/2032(b)	673,000	595,958
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	1,689,000	1,157,017
Total Cable & Satellite		4,776,102

Casinos & Gaming (2.13%)
International Game Technology PLC
4.13%, 04/15/2026(b)	1,000,000	955,620
MGM Resorts International
4.75%, 10/15/2028	2,150,000	1,951,200
6.75%, 05/01/2025	233,000	237,496

	Principal Amount	Value (Note 2)
Penn National Gaming, Inc.
5.63%, 01/15/2027(b)	$3,674,000	$3,418,499
Total Casinos & Gaming		6,562,815

Chemicals (1.19%)
Avient Corp.
5.75%, 05/15/2025(b)	57,000	57,370
7.13%, 08/01/2030(b)	250,000	258,021
Celanese US Holdings LLC
6.17%, 07/15/2027	1,500,000	1,524,220
6.38%, 07/15/2032	1,782,000	1,831,804
Total Chemicals		3,671,415

Commercial Finance (3.86%)
AerCap Holdings NV
5Y US TI + 4.535%, 10/10/2079(a)	3,999,000	3,554,951
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.50%, 09/15/2023	800,000	799,387
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(c)	3,000,000	2,242,979
Antares Holdings LP
2.75%, 01/15/2027(b)	500,000	412,668
3.95%, 07/15/2026(b)	2,500,000	2,207,620
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(b)	2,700,000	2,676,168
Total Commercial Finance		11,893,773

Consumer Finance (2.11%)
American Express Co.
5Y US TI + 2.854%(a)(c)	1,500,000	1,322,250
Apollo Commercial Real Estate Finance, Inc.
4.63%, 06/15/2029(b)	1,500,000	1,183,478
OneMain Finance Corp.
6.88%, 03/15/2025	1,650,000	1,631,726
8.25%, 10/01/2023	1,085,000	1,104,010
Synchrony Financial
4.88%, 06/13/2025	1,250,000	1,247,759
Total Consumer Finance		6,489,223

Consumer Services (2.61%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(b)	3,600,000	3,195,384
GXO Logistics, Inc.
1.65%, 07/15/2026	3,000,000	2,605,109
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(b)	2,250,000	2,246,985
Total Consumer Services		8,047,478

Containers & Packaging (2.16%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(b)	5,000,000	4,129,803

	Principal Amount	Value (Note 2)
OI European Group BV
4.75%, 02/15/2030(b)	$1,500,000	$1,259,963
Owens-Brockway Glass Container, Inc.
5.88%, 08/15/2023(b)	1,250,000	1,251,531
Total Containers & Packaging		6,641,297

Department Stores (1.21%)
NMG Holding Co. Inc / Neiman Marcus Group LLC
7.13%, 04/01/2026(b)	3,800,000	3,722,746

Diversified Banks (0.89%)
HSBC Holdings PLC
1D US SOFR + 1.51%, 12/09/2025(a)	1,250,000	1,242,908
JPMorgan Chase & Co.
1D US SOFR + 0.98%, 06/14/2025(a)	1,500,000	1,496,720
Total Diversified Banks		2,739,628

Entertainment Content (0.64%)
Magallanes, Inc.
3.76%, 03/15/2027(b)	445,000	427,985
4.28%, 03/15/2032(b)	952,000	889,180
5.14%, 03/15/2052	741,000	653,503
Total Entertainment Content		1,970,668

Entertainment Resources (0.49%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(b)	1,503,000	1,515,084

Exploration & Production (2.40%)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(b)	3,050,000	2,787,821
6.00%, 04/15/2030(b)	308,000	279,940
6.25%, 11/01/2028(b)	1,506,000	1,460,745
6.25%, 04/15/2032(b)	308,000	277,912
Murphy Oil Corp.
6.88%, 08/15/2024	70,000	70,475
Range Resources Corp.
5.00%, 03/15/2023	1,000,000	1,005,545
8.25%, 01/15/2029	1,400,000	1,500,758
Total Exploration & Production		7,383,196

Financial Services (3.38%)
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032(b)	1,500,000	1,153,125
Credit Suisse Group AG
1D US SOFR + 2.044%, 06/05/2026(a)(b)	2,429,000	2,215,189
5Y US TI + 4.82%(a)(b)(c)	2,500,000	2,118,750

	Principal Amount	Value (Note 2)
Morgan Stanley
1D US SOFR + 1.16%, 04/17/2025(a)	$1,500,000	$1,487,166
OWL Rock Core Income Corp.
3.13%, 09/23/2026(b)	2,785,000	2,422,912
UBS Group AG
1Y US TI + 1.55%, 05/12/2026(a)(b)	1,000,000	1,006,923
Total Financial Services		10,404,065

Forest & Paper Products Manufacturing (1.30%)
Resolute Forest Products, Inc.
4.88%, 03/01/2026(b)	4,050,000	4,005,308

Homebuilders (2.98%)
Forestar Group, Inc.
3.85%, 05/15/2026(b)	4,103,000	3,631,505
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 02/15/2028(b)	125,000	105,282
4.75%, 04/01/2029(b)	3,125,000	2,562,759
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	3,000,000	2,874,161
Total Homebuilders		9,173,707

Industrial Other (0.67%)
Dycom Industries, Inc.
4.50%, 04/15/2029(b)	2,250,000	2,066,974

Internet Media (0.33%)
Uber Technologies, Inc.
8.00%, 11/01/2026(b)	1,000,000	1,019,469

Medical Equipment & Devices Manufacturing (0.17%)
Garden Spinco Corp.
8.63%, 07/20/2030(b)	500,000	525,760

Metals & Mining (0.94%)
SunCoke Energy, Inc.
4.88%, 06/30/2029(b)	3,000,000	2,549,865
TMS International Corp.
6.25%, 04/15/2029(b)	500,000	334,515
Total Metals & Mining		2,884,380

Pharmaceuticals (0.44%)
Organon & Co. / Organon Foreign Debt Co-Issuer BV
5.13%, 04/30/2031(b)	1,430,000	1,340,596

	Principal Amount	Value (Note 2)
Pipeline (7.23%)
Buckeye Partners LP
4.13%, 12/01/2027	$336,000	$307,988
4.50%, 03/01/2028(b)	3,448,000	3,177,833
5.60%, 10/15/2044	1,660,000	1,231,313
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(b)	3,071,000	2,613,290
4.32%, 12/30/2039(b)	1,733,000	1,402,349
Genesis Energy LP / Genesis Energy Finance Corp.
8.00%, 01/15/2027	3,650,000	3,587,513
Kinetik Holdings LP
5.88%, 06/15/2030(b)	2,000,000	2,034,690
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(b)	1,875,000	1,845,591
4.63%, 04/01/2029(b)	934,000	898,608
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	1,505,000	1,548,231
6.88%, 01/15/2029	2,507,000	2,591,310
Western Midstream Operating LP
3M US L + 1.10%, 01/13/2023(a)	1,036,000	1,026,080
Total Pipeline		22,264,796

Power Generation (0.87%)
Alexander Funding Trust
1.84%, 11/15/2023(b)	1,374,000	1,316,799
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	1,325,000	1,344,213
Total Power Generation		2,661,012

Publishing & Broadcasting (4.24%)
Gray Escrow II, Inc.
5.38%, 11/15/2031(b)	3,000,000	2,654,715
Gray Television, Inc.
4.75%, 10/15/2030(b)	2,000,000	1,724,105
Nexstar Media, Inc.
4.75%, 11/01/2028(b)	1,450,000	1,354,228
5.63%, 07/15/2027(b)	2,000,000	2,008,810
Scripps Escrow II, Inc.
5.38%, 01/15/2031(b)	5,300,000	4,445,507
Scripps Escrow, Inc.
5.88%, 07/15/2027(b)	900,000	863,658
Total Publishing & Broadcasting		13,051,023

Real Estate (3.49%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(b)	2,975,000	2,948,850
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,600,000	2,570,880
Howard Hughes Corp.
4.13%, 02/01/2029(b)	1,392,000	1,199,265
4.38%, 02/01/2031(b)	893,000	757,420

	Principal Amount	Value (Note 2)
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	$3,184,000	$2,741,297
VICI Properties LP / VICI Note Co., Inc.
4.63%, 06/15/2025(b)	200,000	194,372
5.63%, 05/01/2024(b)	315,000	315,537
Total Real Estate		10,727,621

Retail - Consumer Discretionary (0.60%)
Victoria's Secret & Co.
4.63%, 07/15/2029(b)	2,225,000	1,845,359

Retail - Consumer Staples (0.62%)
United Natural Foods, Inc.
6.75%, 10/15/2028(b)	1,900,000	1,913,775

Software & Services (1.07%)
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(b)	3,500,000	3,295,620

Supermarkets & Pharmacies (0.82%)
Arko Corp.
5.13%, 11/15/2029(b)	3,000,000	2,524,170

Utilities (1.35%)
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(a)	2,725,000	2,306,755
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(b)	2,037,000	1,858,575
Total Utilities		4,165,330

Waste & Environment Services & Equipment (1.61%)
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	2,800,000	2,530,052
5.13%, 12/15/2026(b)	2,399,000	2,418,804
Total Waste & Environment Services & Equipment		4,948,856

Wireline Telecommunications Services (0.78%)
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	1,500,000	1,188,809
Lumen Technologies, Inc.
Series W
6.75%, 12/01/2023	1,200,000	1,220,774
Total Wireline Telecommunications Services		2,409,583

TOTAL CORPORATE BONDS
(Cost $221,374,815)		202,914,715

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (14.83%)

U.S. Treasury Bonds (14.83%)
United States Treasury Bonds
2.88%, 05/15/2032	$3,703,000	$3,769,828
2.88%, 05/15/2052	1,258,000	1,217,115
3.25%, 05/15/2042	1,203,000	1,204,692
United States Treasury Notes
2.50%, 04/30/2024	3,325,000	3,299,803
2.50%, 05/31/2024	6,063,000	6,017,409
2.63%, 05/31/2027	6,140,000	6,120,573
2.75%, 05/15/2025	2,449,000	2,442,399
2.75%, 04/30/2027	2,494,000	2,498,092
3.00%, 06/30/2024	11,922,000	11,940,161
3.00%, 07/15/2025	7,092,000	7,128,014
Total U.S. Treasury Bonds		45,638,086

TOTAL GOVERNMENT BONDS
(Cost $45,222,941)		45,638,086

	Shares	Value (Note 2)
PREFERRED STOCK (2.92%)

Communications (0.62%)
Wireless Telecommunications Services (0.62%)
AT&T, Inc.	76,787	1,915,836

Total Communications		1,915,836

Consumer Discretionary (0.79%)
Retail - Consumer Discretionary (0.79%)
Qurate Retail, Inc.	45,800	2,422,820

Total Consumer Discretionary		2,422,820

Financials (1.51%)
Banks (0.49%)
PNC Financial Services Group, Inc.(a)(c)	60,000	1,516,200

Financial Services (1.02%)
Morgan Stanley(c)(d)	120,000	3,127,200

Total Financials		4,643,400

TOTAL PREFERRED STOCK
(Cost $11,083,513)		8,982,056

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.47%)

Money Market Fund (2.47%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.67%	7,607,197	$7,607,197

TOTAL SHORT TERM INVESTMENTS
(Cost $7,607,197)			7,607,197

TOTAL INVESTMENTS (87.72%)
(Cost $289,983,928)			$269,996,994

Other Assets In Excess Of Liabilities (12.28%)			37,802,647

NET ASSETS (100.00%)			$307,799,641

Investment Abbreviations:
LIBOR - London Interbank Offered Rate
TI – Treasury Index
SOFR - Secured Overnight Financing Rate

Reference Rates:
1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%
3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%
1D US SOFR - 1 Day SOFR as of July 31, 2022 was 2.27%
1Y US TI - 1 Year US Treasury Index as of July 31, 2022 was 2.98%
5Y US TI - 5 Year US Treasury Index as of July 31, 2022 was 2.70%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 133,614,721, representing 43.41% of net assets.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Non-Income Producing Security.

See Notes to Quarterly Statement of Investments.

ALPS | Smith Balanced Opportunity Fund

STATEMENT OF INVESTMENTS

July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (63.28%)

Communications (5.14%)
Media (5.14%)
Alphabet, Inc., Class A(a)	6,860	$797,955
Meta Platforms, Inc., Class A(a)	2,062	328,064
Walt Disney Co.(a)	2,734	290,077
		1,416,096

Total Communications		1,416,096

Consumer Discretionary (6.82%)
Consumer Discretionary Products (0.54%)
Lennar Corp., Class A	1,741	147,985

Consumer Discretionary Services (2.52%)
Marriott International, Inc., Class A	1,884	299,217
McDonald's Corp.	1,497	394,265
		693,482

Retail & Whsle - Discretionary (3.76%)
Amazon.com, Inc.(a)	3,185	429,816
Lowe's Cos., Inc.	1,401	268,334
O'Reilly Automotive, Inc.(a)	480	337,723
		1,035,873

Total Consumer Discretionary		1,877,340

Consumer Staples (5.50%)
Consumer Staple Products (2.13%)
Coca-Cola Co.	6,230	399,779
Estee Lauder Cos., Inc., Class A	682	186,254
		586,033

Retail & Wholesale - Staples (3.37%)
Costco Wholesale Corp.	729	394,607
Target Corp.	1,086	177,431
Walmart, Inc.	2,700	356,535
		928,573

Total Consumer Staples		1,514,606

Energy (3.56%)
Oil & Gas (2.85%)
ConocoPhillips	4,705	458,408
Enbridge, Inc.	7,292	327,630
		786,038
	Shares	Value (Note 2)
Renewable Energy (0.71%)
Enphase Energy, Inc.(a)	690	$196,084

Total Energy		982,122

Financials (5.69%)
Banking (1.79%)
JPMorgan Chase & Co.	2,920	336,851
Wells Fargo & Co.	3,555	155,958
		492,809

Financial Services (3.30%)
American Express Co.	1,145	176,353
Ares Management Corp., Class A	2,945	211,009
Intercontinental Exchange, Inc.	2,893	295,057
LPL Financial Holdings, Inc.	1,074	225,454
		907,873

Insurance (0.60%)
Prudential Financial, Inc.	1,655	165,483

Total Financials		1,566,165

Health Care (12.53%)
Health Care (12.53%)
Boston Scientific Corp.(a)	5,390	221,260
Bristol-Myers Squibb Co.	2,587	190,869
Danaher Corp.	1,122	327,029
HCA Healthcare, Inc.	1,200	254,904
IQVIA Holdings, Inc.(a)	1,070	257,089
Pfizer, Inc.	9,165	462,924
Thermo Fisher Scientific, Inc.	575	344,086
UnitedHealth Group, Inc.	1,649	894,320
Vertex Pharmaceuticals, Inc.(a)	742	208,064
Zoetis, Inc.	1,567	286,056
		3,446,601

Total Health Care		3,446,601

Industrials (6.15%)
Industrial Products (3.19%)
Caterpillar, Inc.	1,244	246,623
Deere & Co.	665	228,215
ITT, Inc.	1,966	147,509
TE Connectivity, Ltd.	1,905	254,756
		877,103

Industrial Services (2.96%)
Norfolk Southern Corp.	764	191,894
Old Dominion Freight Line, Inc.	444	134,758
Southwest Airlines Co.(a)	4,538	172,989
Waste Management, Inc.	1,925	316,778
		816,419

	Shares	Value (Note 2)
Total Industrials		1,693,522

Materials (2.35%)
Materials (2.35%)
Anglo American PLC, ADR	6,390	$115,212
Freeport-McMoRan, Inc.	2,900	91,495
Linde PLC	740	223,480
LyondellBasell Industries NV, Class A	780	69,514
Mosaic Co.	850	44,761
Norsk Hydro ASA, ADR	15,305	104,380
		648,842

Total Materials		648,842

Real Estate (1.41%)
Real Estate (1.41%)
Equity LifeStyle Properties, Inc.	5,271	387,524

Total Real Estate		387,524

Technology (14.13%)
Software & Tech Services (6.81%)
Mastercard, Inc., Class A	861	304,613
Microsoft Corp.	3,294	924,758
PayPal Holdings, Inc.(a)	2,793	241,678
Synopsys, Inc.(a)	1,103	405,353
		1,876,402

Tech Hardware & Semiconductors (7.32%)
Advanced Micro Devices, Inc.(a)	1,909	180,343
Apple, Inc.	5,687	924,194
Lam Research Corp.	277	138,641
Motorola Solutions, Inc.	1,105	263,642
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	2,326	205,804
Texas Instruments, Inc.	1,703	304,650
		2,017,274

Total Technology		3,893,676

TOTAL COMMON STOCKS
(Cost $15,170,642)		17,426,494

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (4.14%)

Fannie Mae
Series 1992-169, Class L,
7.000%, 09/25/2022	$415	$415
Series 1997-10, Class FA,
1M US L + 0.60%, 03/18/2027(b)	7,684	7,699

	Principal	Value
	Amount	(Note 2)
Series 1997-42, Class PK,
4.500%, 07/18/2027	$7,614	$7,715
Series 1999-52, Class NF,
1M US L + 1.15%, 10/25/2023(b)	3,385	3,398
Series 2002-21, Class FD,
1M US L + 0.90%, 04/25/2032(b)	10,750	10,860
Series 2002-22, Class GC,
6.500%, 04/25/2032	8,247	9,029
Series 2002-58, Class FG,
1M US L + 1.00%, 08/25/2032(b)	7,504	7,517
Series 2002-58, Class PG,
6.000%, 09/25/2032	20,988	22,787
Series 2003-117, Class KB,
6.000%, 12/25/2033	17,386	18,997
Series 2003-87, Class SL,
9.10% - 1M US L, 07/25/2033(b)	42,087	43,238
Series 2004-60, Class JC,
5.500%, 04/25/2034	16,878	17,713
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	97,799
Series 2007-104, Class ZE,
6.000%, 08/25/2037	17,903	19,492
Series 2007-22, Class A,
5.500%, 03/25/2037	8,804	9,463
Series 2007-55, Class PH,
6.000%, 06/25/2047	24,045	26,759
Series 2007-76, Class ZG,
6.000%, 08/25/2037	31,713	34,779
Series 2008-1, Class LF,
1M US L + 0.70%, 05/25/2037(b)	18,058	18,183
Series 2008-22, Class DB,
5.000%, 04/25/2048	15,343	16,493
Series 2009-12, Class LC,
8.560%, 06/25/2037(b)	15,812	18,412
Series 2009-51, Class BZ,
4.500%, 07/25/2039	20,920	21,801
Series 2010-61, Class WA,
6.000%, 06/25/2040(b)	17,915	19,284
Series 2010-98, Class BH,
5.500%, 09/25/2040	16,482	17,745
Series 2012-153, Class B,
7.000%, 07/25/2042	7,883	8,920
Series 2012-64, Class NA,
3.000%, 08/25/2041	3,010	2,999
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	14,481
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	34,084
Series 2013-9, Class AE,
1.750%, 03/25/2039	7,975	7,899

	Principal	Value
	Amount	(Note 2)
Series 2014-21, Class MA,
2.000%, 09/25/2041	$12,985	$12,605
		530,566
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	4,664	4,751
Series 1999-2123, Class L,
6.500%, 01/15/2029	23,422	24,908
Series 2002-2538, Class FB,
1M US L + 0.40%, 12/15/2032(b)	4,939	4,945
Series 2003-2626, Class FQ,
1M US L + 1.00%, 06/15/2023(b)	1,814	1,816
Series 2003-2696, Class DG,
5.500%, 10/15/2033	10,289	10,829
Series 2005-2977, Class AT,
4.500%, 05/15/2025	7,887	7,920
Series 2005-2990, Class LB,
16.94569% - 1M US L, 06/15/2034(b)	4,142	4,185
Series 2005-2993, Class TF,
1M US L + 0.35%, 06/15/2025(b)	4,218	4,217
Series 2006-3174, Class LF,
1M US L + 0.35%, 05/15/2036(b)	9,914	9,892
Series 2006-3239, Class EF,
1M US L + 0.35%, 11/15/2036(b)	9,527	9,474
Series 2007-3298, Class Z,
6.000%, 04/15/2037	25,978	28,477
Series 2008-3409, Class DB,
6.000%, 01/15/2038	16,235	17,662
Series 2009-3572, Class KT,
4.500%, 09/15/2039	15,522	16,143
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	25,242
Series 2010-3699, Class LC,
4.000%, 03/15/2040	12,659	12,835
Series 2010-3721, Class FB,
1M US L + 0.50%, 09/15/2040(b)	11,658	11,674
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	25,202
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	27,071	27,817
Series 2011-3954, Class PG,
2.500%, 07/15/2041	25,499	25,004
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	25,585
Series 2012-4032, Class AD,
2.000%, 10/15/2041	13,006	12,675
Series 2012-4043, Class PB,
1.500%, 05/15/2027	12,878	12,455
	Principal Amount	Value (Note 2)
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	$13,147	$12,710
Series 2015-4498, Class JA,
2.500%, 04/15/2037	37,557	35,326
Series 2015-4526, Class PJ,
3.000%, 01/15/2042	139	139
		371,883
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033	14,385	13,292
Series 2004-86, Class C,
5.500%, 10/20/2034	16,000	16,885
Series 2005-91, Class PD,
5.500%, 12/20/2035	11,208	11,884
Series 2007-70, Class FC,
1M US L + 0.47%, 11/20/2037(b)	17,454	17,510
Series 2008-2, Class PC,
4.750%, 01/20/2038	7,929	8,209
Series 2008-46, Class FA,
1M US L + 0.60%, 05/20/2038(b)	7,605	7,620
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,000	48,182
Series 2009-104, Class KA,
4.500%, 08/16/2039	9,123	9,168
Series 2010-151, Class KA,
3.000%, 09/16/2039	3,678	3,675
Series 2010-98, Class MG,
3.000%, 08/20/2039	2,682	2,680
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,194	6,086
Series 2012-39, Class GA,
3.000%, 10/16/2040	7,306	7,279
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	50,290
Series 2013-98, Class DM,
3.500%, 07/20/2042	8,814	8,821
Series 2015-91, Class NE,
3.000%, 10/20/2044	4,106	4,083
Series 2019-152, Class LC,
3.500%, 10/20/2049	3,022	2,960
Series 2019-162, Class GA,
3.000%, 10/20/2049	4,338	4,251
Series 2020-167, Class EC,
1.000%, 02/20/2049	4,252	3,802
Series 2020-5, Class LC,
3.500%, 10/20/2049	4,469	4,401

	Principal Amount	Value (Note 2)
Series 2021-76, Class ND,
1.250%, 08/20/2050	$6,330	$5,599
		236,677

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,198,863)		1,139,126

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.06%)

Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	16,018	15,921

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $16,549)		15,921

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (3.07%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	33,247	34,118
5.500%, 11/01/2034	40,566	41,503
Series 2005-,
7.681%, 06/15/2034	14,838	16,030
Series 2007-,
5.500%, 08/01/2037	31,885	31,755
1Y US TI + 2.403%, 10/01/2035(b)	24,056	23,822
Series 2008-,
5.500%, 03/01/2038	38,139	40,118
5.500%, 05/01/2038	30,630	32,244
Series 2009-,
5.500%, 11/01/2039	28,607	29,293
Series 2012-AM0762,
3.290%, 09/01/2032	8,203	8,137
Series 2012-AM1671,
2.100%, 12/01/2027	29,712	28,918
Series 2013-,
3.690%, 11/01/2023	35,244	35,395
Series 2014-,
2.460%, 08/01/2022(b)	2,407	2,404
3.500%, 11/01/2033	30,279	30,821
Series 2015-AM8645,
2.690%, 05/01/2027	21,225	20,874
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	19,808
Series 2016-,
2.390%, 06/01/2025	18,893	18,481

	Principal Amount	Value (Note 2)
Series 2017-AN6670,
3.210%, 09/01/2027	$29,143	$28,956
Series 2018-109741,
3.730%, 11/01/2025	49,499	49,475
Series 2018-BL0212,
3.820%, 07/01/2027	34,191	34,227
Series 2019-,
3.340%, 05/01/2031	24,523	24,636
		551,015
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	36,022	35,283

Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	11,606	11,979
5.500%, 02/20/2039	34,555	36,081
Series 2010-,
4.000%, 12/20/2040	25,960	26,410
4.500%, 04/20/2040	24,032	24,699
4.500%, 08/20/2040	25,632	26,329
Series 2011-,
5.000%, 04/20/2041	26,995	27,818
Series 2012-,
4.000%, 08/20/2042	63,542	63,927
Series 2012-MA0082,
3.500%, 05/20/2042	41,527	41,126
		258,369

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $881,482)		844,667

CORPORATE BONDS (14.45%)

Aerospace & Defense (0.72%)
Boeing Co.
2.20%, 02/04/2026	70,000	65,212
Teledyne Technologies, Inc.
1.60%, 04/01/2026	24,000	21,819
2.75%, 04/01/2031	31,000	26,673
TransDigm, Inc.
8.00%, 12/15/2025(c)	82,000	85,073
Total Aerospace & Defense		198,777

Airlines (0.68%)
Alaska Airlines 2020-1 Class A Pass Through Trust
4.80%, 08/15/2027(c)	45,886	45,423
Alaska Airlines 2020-1 Class B Pass Through Trust
8.00%, 08/15/2025(c)	25,265	25,739
British Airways 2020-1 Class A Pass Through Trust
4.25%, 11/15/2032(c)	5,557	5,291

	Principal Amount	Value (Note 2)
Delta Air Lines, Inc.
7.00%, 05/01/2025	$7,000	$7,319
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	56,714
United Airlines 2020-1 Class A Pass Through Trust
5.88%, 10/15/2027	45,024	45,471
Total Airlines		185,957

Automobiles Manufacturing (1.06%)
Ford Motor Co.
5.29%, 12/08/2046	42,000	36,238
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	33,441
4.00%, 11/13/2030	35,000	30,985
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(c)	200,000	181,712
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	5,000	4,952
0.88%, 11/22/2023(c)	5,000	4,815
Total Automobiles Manufacturing		292,143

Banks (0.76%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	30,000	30,037
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%, 06/19/2024(b)	83,000	82,435
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(b)(d)	98,000	97,592
Total Banks		210,064

Cable & Satellite (0.46%)
CCO Holdings LLC / CCO Holdings Capital Corp.
4.25%, 01/15/2034(c)	31,000	25,684
4.50%, 06/01/2033(c)	22,000	18,644
4.75%, 02/01/2032(c)	27,000	23,909
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	84,000	57,542
Total Cable & Satellite		125,779

Casinos & Gaming (0.44%)
MGM Resorts International
6.75%, 05/01/2025	60,000	61,158
Penn National Gaming, Inc.
5.63%, 01/15/2027(c)	61,000	56,758
Total Casinos & Gaming		117,916

Chemicals (0.48%)
Avient Corp.
5.75%, 05/15/2025(c)	18,000	18,117
	Principal Amount	Value (Note 2)
Celanese US Holdings LLC
6.17%, 07/15/2027	$27,000	$27,436
6.33%, 07/15/2029	16,000	16,483
6.38%, 07/15/2032	67,000	68,872
Total Chemicals		130,908

Commercial Finance (0.96%)
AerCap Holdings NV
5Y US TI + 4.535%, 10/10/2079(b)	40,000	35,558
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.50%, 07/15/2025	110,000	113,855
Air Lease Corp.
Series C
5Y US TI + 3.149%(b)(d)	40,000	29,906
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(c)	14,000	11,606
4.25%, 04/15/2026(c)	25,000	23,295
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(c)	51,000	50,550
Total Commercial Finance		264,770

Consumer Finance (0.23%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	9,723
Series C
7Y US TI + 3.481%(b)(d)	18,000	14,246
American Express Co.
5Y US TI + 2.854%(b)(d)	26,000	22,919
Discover Financial Services
Series D
5Y US TI + 5.78%(b)(d)	15,000	15,353
Total Consumer Finance		62,241

Consumer Products (0.12%)
GSK Consumer Healthcare Capital UK PLC
3.13%, 03/24/2025(c)	17,000	16,790
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027(c)	17,000	16,710
Total Consumer Products		33,500

Diversified Banks (1.05%)
Bank of America Corp.
1D US SOFR + 1.37%, 10/24/2031(b)	90,000	74,232
5Y US TI + 1.20%, 09/21/2036(b)	62,000	50,171
Citigroup, Inc.
4.30%, 11/20/2026	70,000	70,792

	Principal Amount	Value (Note 2)
JPMorgan Chase & Co.
1D US SOFR + 1.25%, 04/22/2032(b)	$35,000	$30,408
1D US SOFR + 1.56%, 04/26/2028(b)	28,000	28,129
1D US SOFR + 1.80%, 04/26/2033(b)	23,000	23,309
3M US SOFR + 1.105%, 11/19/2031(b)	16,000	13,096
Total Diversified Banks		290,137

Entertainment Content (0.35%)
Magallanes, Inc.
3.76%, 03/15/2027(c)	14,000	13,465
3.79%, 03/15/2025(c)	38,000	37,157
4.28%, 03/15/2032(c)	30,000	28,020
5.14%, 03/15/2052	23,000	20,284
Total Entertainment Content		98,926

Entertainment Resources (0.11%)
Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op
5.50%, 05/01/2025(c)	13,000	13,105
Vail Resorts, Inc.
6.25%, 05/15/2025(c)	17,000	17,402
Total Entertainment Resources		30,507

Exploration & Production (0.29%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	10,000	8,973
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(c)	10,000	9,089
6.25%, 11/01/2028(c)	42,000	40,738
6.25%, 04/15/2032(c)	10,000	9,023
Range Resources Corp.
5.00%, 03/15/2023	15,000	15,083
Total Exploration & Production		82,906

Financial Services (1.49%)
Credit Suisse Group AG
5Y US TI + 4.82%(b)(c)(d)	200,000	169,500
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%, 09/10/2024(b)	24,000	23,532
1D US SOFR + 1.114%, 02/24/2028(b)	48,000	44,750
1D US SOFR + 1.41%, 02/24/2033(b)	18,000	16,095
Morgan Stanley
1D US SOFR + 1.00%, 01/21/2028(b)	30,000	27,954
1D US SOFR + 1.36%, 09/16/2036(b)	61,000	49,395
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	9,883

	Principal Amount	Value (Note 2)
Raymond James Financial, Inc.
4.65%, 04/01/2030	$50,000	$51,204
UBS Group AG
1Y US TI + 1.75%, 05/12/2028(b)(c)	17,000	17,037
Total Financial Services		409,350

Food & Beverage (0.23%)
JDE Peet's NV
0.80%, 09/24/2024(c)	16,000	14,930
Kraft Heinz Foods Co.
3.88%, 05/15/2027	24,000	23,880
4.25%, 03/01/2031	24,000	23,704
Total Food & Beverage		62,514

Hardware (0.09%)
Dell, Inc.
5.40%, 09/10/2040	26,000	23,839

Health Care Facilities & Services (0.22%)
HCA, Inc.
2.38%, 07/15/2031	73,000	60,344

Industrial Other (0.05%)
Quanta Services, Inc.
0.95%, 10/01/2024	16,000	14,896

Managed Care (0.10%)
Humana, Inc.
0.65%, 08/03/2023	28,000	27,226

Medical Equipment & Devices Manufacturing (0.08%)
PerkinElmer, Inc.
0.85%, 09/15/2024	23,000	21,579

Metals & Mining (0.27%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	75,000	74,897

Pipeline (1.49%)
Buckeye Partners LP
4.13%, 12/01/2027	36,000	32,999
4.50%, 03/01/2028(c)	50,000	46,082
5.60%, 10/15/2044	12,000	8,901
Energy Transfer LP
Series F
5Y US TI + 5.134%(b)(d)	15,000	13,102
3.45%, 01/15/2023	10,000	9,977
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(c)	63,000	53,610
4.32%, 12/30/2039(c)	62,000	50,171

	Principal Amount	Value (Note 2)
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	$25,000	$24,608
4.63%, 04/01/2029(c)	32,000	30,787
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
6.50%, 07/15/2027	91,000	93,615
6.88%, 01/15/2029	46,000	47,547
Total Pipeline		411,399

Power Generation (0.54%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	40,000	38,334
NRG Energy, Inc.
2.00%, 12/02/2025(c)	20,000	18,356
2.45%, 12/02/2027(c)	25,000	22,061
Vistra Operations Co. LLC
5.13%, 05/13/2025(c)	39,000	39,041
5.50%, 09/01/2026(c)	29,000	29,421
Total Power Generation		147,213

Publishing & Broadcasting (0.21%)
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	25,000	23,349
5.63%, 07/15/2027(c)	24,000	24,106
Scripps Escrow II, Inc.
3.88%, 01/15/2029(c)	12,000	10,783
Total Publishing & Broadcasting		58,238

Real Estate (0.15%)
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 06/01/2023(c)	25,000	24,533
VICI Properties LP / VICI Note Co., Inc.
5.63%, 05/01/2024(c)	17,000	17,029
Total Real Estate		41,562

Refining & Marketing (0.25%)
HF Sinclair Corp.
4.50%, 10/01/2030(c)	46,000	43,260
5.88%, 04/01/2026(c)	22,000	22,580
Total Refining & Marketing		65,840

Semiconductors (0.05%)
Microchip Technology, Inc.
0.97%, 02/15/2024	15,000	14,313

Software & Services (0.31%)
CoStar Group, Inc.
2.80%, 07/15/2030(c)	60,000	50,825
Nielsen Finance LLC / Nielsen Finance Co.
4.50%, 07/15/2029(c)	12,000	11,299
4.75%, 07/15/2031(c)	24,000	22,844
Total Software & Services		84,968

	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.03%)
Albertsons Cos. Inc / Safeway, Inc. / New Albertsons LP / Albertsons LLC
4.63%, 01/15/2027(c)	$10,000	$9,465

Transportation & Logistics (0.15%)
FedEx Corp. 2020-1 Class AA Pass Through Trust
1.88%, 02/20/2034	45,990	41,173

Utilities (0.80%)
Atmos Energy Corp.
0.63%, 03/09/2023	17,000	16,725
3M US L + 0.38%, 03/09/2023(b)	7,000	6,990
ONE Gas, Inc.
0.85%, 03/11/2023	25,000	24,583
1.10%, 03/11/2024	95,000	90,828
Pacific Gas and Electric Co.
3.25%, 02/16/2024	16,000	15,630
Sempra Energy
5Y US TI + 2.868%, 04/01/2052(b)	32,000	27,089
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,591
Southern Co.
5.11%, 08/01/2027	28,000	28,715
Total Utilities		220,151

Waste & Environment Services & Equipment (0.13%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	36,000	36,297

Wireless Telecommunications Services (0.09%)
Sprint Corp.
7.88%, 09/15/2023	25,000	25,953

Wireline Telecommunications Services (0.01%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	4,000	3,933

TOTAL CORPORATE BONDS
(Cost $4,358,138)		3,979,681

GOVERNMENT BONDS (12.08%)

U.S. Treasury Bonds (12.08%)
United States Treasury Bonds
1.88%, 02/15/2032	401,000	374,371
2.00%, 11/15/2041	289,000	236,077
2.38%, 02/15/2042	414,000	360,698
2.88%, 05/15/2032	426,000	433,687
2.88%, 05/15/2052	424,000	410,219
3.25%, 05/15/2042	365,000	365,513

	Principal Amount	Value (Note 2)
United States Treasury Inflation Indexed Bonds
0.13%, 02/15/2052	$106,014	$89,176
United States Treasury Notes
0.75%, 08/31/2026	301,000	277,937
1.50%, 01/31/2027	175,000	166,018
2.50%, 05/31/2024	60,000	59,549
2.50%, 03/31/2027	99,000	98,080
2.63%, 05/31/2027	270,000	269,146
2.75%, 04/30/2027	95,000	95,156
2.88%, 06/15/2025	91,000	91,096
Total U.S. Treasury Bonds		3,326,723

TOTAL GOVERNMENT BONDS
(Cost $3,381,146)		3,326,723

		Value
	Shares	(Note 2)
PREFERRED STOCK (0.02%)

Consumer Discretionary (0.02%)
Retail - Consumer Discretionary (0.02%)
Qurate Retail, Inc.	100	5,290

Total Consumer Discretionary		5,290

TOTAL PREFERRED STOCK
(Cost $9,550)		5,290

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT TERM INVESTMENTS (2.37%)

Money Market Fund (2.37%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	1.67%	201,361	201,361
State Street Institutional Treasury Plus Money Market Fund	1.81%	450,747	450,747
			652,108

TOTAL SHORT TERM INVESTMENTS
(Cost $652,108)			652,108

TOTAL INVESTMENTS (99.47%)
(Cost $25,668,478)			$27,390,010

Other Assets In Excess Of Liabilities (0.53%)			146,969

NET ASSETS (100.00%)			$27,536,979

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI – Treasury Index

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of July 31, 2022 was 2.36%

3M US L - 3 Month LIBOR as of July 31, 2022 was 2.79%

1D US SOFR - 1 Day SOFR as of July 31, 2022 was 2.27%

3M US SOFR - 3 Month SOFR as of July 31, 2022 was 1.11%

1Y US TI -  1 Year US Treasury Index as of July 31, 2022 was 2.98%

5Y US TI -  5 Year US Treasury Index as of July 31, 2022 was 2.70%

7Y US TI -  7 Year US Treasury Index as of July 31, 2022 was 2.70%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 1,667,345, representing 6.05% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

See Notes to Quarterly Statement of Investments.

ALPS | Red Rocks Global Opportunity Fund
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (19.65%)
ABRDN PRIVATE EQUITY OPPORTUNITIES TRUST PLC	230,000	$1,397,674
Oakley Capital Investments, Ltd.	237,500	1,243,682
Apax Global Alpha, Ltd.(a)(b)	315,000	649,691
HarbourVest Global Private Equity, Ltd.(c)	119,000	3,503,675
HBM Healthcare Investments AG, Class A	4,890	1,349,265
HgCapital Trust PLC	554,000	2,540,840
NB Private Equity Partners, Ltd.	37,100	711,831
Pantheon International PLC Fund(c)	398,000	1,257,684
ICG Enterprise Trust PLC	82,202	1,171,455
Princess Private Equity Holding, Ltd.	44,400	514,347
TOTAL CLOSED-END FUNDS
(Cost $11,175,024)		14,340,144

COMMON STOCKS (73.33%)
Communications (2.04%)
Media (2.04%)
IAC/InterActiveCorp(c)	7,300	500,050
Liberty Broadband Corp., Class C(c)	9,100	991,263
		1,491,313

TOTAL COMMUNICATIONS		1,491,313

Consumer Discretionary (1.37%)
Retail (1.37%)
Wesfarmers, Ltd.	30,500	999,348

TOTAL CONSUMER DISCRETIONARY		999,348

Consumer Staples (3.26%)
Food (0.66%)
Schouw & Co. A/S	6,500	483,964

Retail (2.60%)
Costco Wholesale Corp.	3,500	1,894,550

TOTAL CONSUMER STAPLES		2,378,514

Financials (52.74%)
Banks (0.99%)
SVB Financial Group(c)	1,780	718,319

Diversified Financial Services (26.43%)
Apollo Global Management, Inc.	18,000	1,027,800
Ares Management LP, Class A	18,700	1,339,855
Berkshire Hathaway, Inc., Class B(c)	6,800	2,044,080
Blackstone, Inc., Class A	31,300	3,194,791
Cannae Holdings, Inc.(c)	54,000	1,139,940

	Shares	Value (Note 2)
Diversified Financial Services (continued)
Carlyle Group, Inc.	39,100	$1,521,381
Intermediate Capital Group PLC	83,500	1,556,568
KKR & Co., Inc., Class A	56,900	3,155,674
Mastercard, Inc., Class A	3,150	1,114,439
Partners Group Holding AG	2,320	2,532,851
StepStone Group, Inc., Class A	24,700	658,008
		19,285,387

Investment Companies (15.44%)
3i Group PLC	152,400	2,367,962
Ares Capital Corp.	52,800	1,023,792
Carlyle Secured Lending, Inc.	65,000	883,350
Eurazeo SE	13,300	949,982
FS KKR Capital Corp.	137,400	2,977,458
Investor AB, B Shares, Class B	83,200	1,552,655
Mutares SE & Co. KGaA	29,721	541,006
Peugeot Invest	9,550	969,246
		11,265,451

Private Equity (8.02%)
Altamir	37,000	960,518
Brederode SA	27,014	2,901,051
Clairvest Group, Inc.	12,700	670,877
Ratos AB, B Shares	263,000	1,317,547
		5,849,993

Real Estate (1.86%)
Brookfield Asset Management, Inc., Class A	27,400	1,360,410

TOTAL FINANCIALS		38,479,560

Health Care (8.45%)
Health Care - Products (1.96%)
Danaher Corp.	4,900	1,428,203

Healthcare-Products (3.85%)
Stryker Corp.	2,900	622,775
Thermo Fisher Scientific, Inc.	3,660	2,190,181
		2,812,956

Healthcare-Services (2.64%)
Chemed Corp.	4,000	1,924,360

TOTAL HEALTH CARE		6,165,519

Technology (5.47%)
Computers (1.51%)
Accenture PLC, Class A	3,600	1,102,536

Software (3.96%)
Constellation Software, Inc.	870	1,479,968

	Shares	Value (Note 2)
Software (continued)
Fidelity National Information Services, Inc.	13,800	$1,409,808
		2,889,776

TOTAL TECHNOLOGY		3,992,312

TOTAL COMMON STOCKS
(Cost $46,211,455)		53,506,566

BUSINESS DEVELOPMENT COMPANIES (1.27%)
Financials (1.27%)
Investment Companies (1.27%)
Owl Rock Capital Corp.	71,700	924,213

TOTAL FINANCIALS		924,213

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $1,037,297)		924,213

PREFERRED STOCK (2.41%)
Financials (2.41%)
Investment Companies (1.48%)
Compass Diversified Holdings, Series B, 3M US L + 4.985%(d)(e)	6,680	179,893
Compass Diversified Holdings, Series C, 7.875%(e)	35,900	904,321

Private Equity (0.93%)
KKR Group Finance Co. IX LLC, 4.625%	32,366	676,773

TOTAL FINANCIALS		1,760,987

TOTAL PREFERRED STOCK
(Cost $1,691,545)		1,760,987

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (3.85%)
Money Market Fund (3.85%)
State Street Institutional Treasury Plus Money Market Fund	1.814%	2,806,187	2,806,187

TOTAL MONEY MARKET FUND			2,806,187
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,806,187)			2,806,187

	7-Day Yield	Shares	Value (Note 2)
TOTAL INVESTMENTS (100.51%)
(Cost $62,921,508)			$73,338,097

Liabilities In Excess Of Other Assets (-0.51%)			(368,950)

NET ASSETS (100.00%)			$72,969,147

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2022, the aggregate market value of those securities was 649,691, representing 0.89% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of July 31, 2022 the aggregate market value of those securities was $649,691 representing 0.89% of net assets.
(c)	Non-Income Producing Security.
(d)	Floating or variable rate security. The reference rate is described above. The rate in effect as of July 31, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(e)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

Counterparty	Settlement Date	Fund Receiving	U.S. $ Value at July 31, 2022	Fund Delivering	U.S. $ Value at July 31, 2022	Unrealized Appreciation/ (Depreciation)
State Street Bank and Trust Company	8/12/2022	USD	201,584	GBP	207,076	$(5,492)
State Street Bank and Trust Company	8/26/2022	USD	421,813	GBP	426,469	$(4,656)
						$(10,148)

RiverFront Asset Allocation Growth & Income
STATEMENT OF INVESTMENTS
July 31, 2022 (Unaudited)

	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS (97.93%)
Debt (31.92%)
iShares® Core U.S. Aggregate Bond ETF	156,996	$16,338,574
iShares® Preferred & Income Securities ETF	27,820	967,302
iShares® 0-5 Year High Yield Corporate Bond ETF	58,860	2,488,012
RiverFront Dynamic Core Income ETF(a)	335,464	7,748,279
Riverfront Strategic Income Fund(a)	151,569	3,536,105
SPDR® Blackstone / GSO Senior Loan ETF	69,085	2,937,494
		34,015,766
Equity (66.01%)
First Trust RiverFront Dynamic Developed International ETF(a)	269,971	15,436,942
First Trust RiverFront Dynamic Emerging Markets ETF(a)	70,004	3,829,219
iShares® Genomics Immunology and Healthcare ETF	24,320	769,971
iShares® Global Infrastructure ETF	50,414	2,439,534
iShares® US Technology ETF	9,138	814,561
iShares® Core S&P® 500® ETF	20,611	8,538,725
iShares® MSCI Germany Index Fund	68,828	1,622,964
JPMorgan Equity Premium Income ETF	148,390	8,522,038
RiverFront Dynamic US Dividend Advantage ETF(a)	459,836	21,157,054
RiverFront Dynamic US Flex-Cap ETF(a)	143,070	6,206,405
WisdomTree® Europe Hedged Equity Fund	14,142	999,698
		70,337,111
TOTAL EXCHANGE TRADED FUNDS
(Cost $100,094,400)		104,352,877

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.25%)
Money Market Fund (2.25%)
State Street Institutional Treasury Plus Money Market Fund	1.814%	2,394,542	2,394,542

TOTAL MONEY MARKET FUND			2,394,542
TOTAL SHORT-TERM INVESTMENTS
(Cost $2,394,542)			2,394,542

Value
(Note 2)
TOTAL INVESTMENTS (100.18%)
(Cost $102,488,942)	$106,747,419

Liabilities In Excess Of Other Assets (-0.18%)	(193,811)

NET ASSETS (100.00%)	$106,553,608

(a)	Affiliated Company. See Note 4 in Notes to Quarterly Statement of Investments.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Quarterly Statement of Investments.

Notes to Quarterly Statements of Investments

July 31, 2022 (Unaudited)

1. ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This report includes the statements of investments of the following funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India ESG Fund (fund name change effective May 1, 2022, formally known as ALPS | Kotak India Growth Fund), ALPS | Red Rocks Global Opportunity Fund, RiverFront Asset Allocation Growth & Income, ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. The ALPS | Kotak India ESG Fund’s investment goal is long-term capital appreciation. The ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of July 31, 2022, net assets of the CoreCommodity Fund were $1,845,967,031, of which $417,724,900 or 22.63 % represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in nonexchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. The ALPS | Smith Total Return Bond Fund, the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India ESG Fund and ALPS | Red Rocks Global Opportunity Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of July 31, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$506,469,847	$90,677	$–	$506,560,524
Master Limited Partnerships(a)	532,073	–	–	532,073
Government Bonds	–	1,090,661,909	–	1,090,661,909
Total	$507,001,920	$1,090,752,586	$–	$1,597,754,506
Other Financial Instruments
Assets
Futures Contracts	$34,178,760	$–	$–	$34,178,760
Total Return Swap Contracts	–	16	–	16
Liabilities
Futures Contracts	$(14,879,595)	$–	$–	$(14,879,595)
Total Return Swap Contracts	$–	$(1,306)	$–	$(1,306)
Total	$19,299,165	$(1,290)	$–	$19,297,874

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Kotak India ESG Fund
Common Stocks
Communication Services	$–	$13,724,740	$–	$13,724,740
Consumer Discretionary	–	36,236,615	–	36,236,615
Consumer Staples	–	18,371,901	–	18,371,901
Energy	–	29,824,376	–	29,824,376
Financials	17,488,333	91,982,405	–	109,470,738
Health Care	–	26,032,554	–	26,032,554
Industrials	–	24,163,517	–	24,163,517
Information Technology	11,515,452	39,558,017	–	51,073,469
Materials	–	26,414,065	–	26,414,065
Real Estate	–	8,003,759	–	8,003,759
Total	$29,003,785	$314,311,949	$–	$343,315,734

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$1,410,312	$–	$1,410,312
Commercial Mortgage-Backed Securities	–	512,122	–	512,122
Mortgage-Backed Securities	–	12,535,656	–	12,535,656
Corporate Bonds	–	461,955,436	–	461,955,436
Government Bonds	–	205,771,869	–	205,771,869
Short Term Investments	36,003	–	–	36,003
Total	$36,003	$682,185,395	$–	$682,221,398

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$121,734,655	$–	$121,734,655
Commercial Mortgage-Backed Securities	–	24,236,840	–	24,236,840
Mortgage-Backed Securities	–	97,491,532	–	97,491,532
Corporate Bonds	–	788,961,931	–	788,961,931
Government Bonds	–	658,577,979	–	658,577,979
Preferred Stock	16,719,604	–	–	16,719,604
Short Term Investments	16,090,005	–	–	16,090,005
Total	$32,809,609	$1,691,002,937	$–	$1,723,812,546

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$1,387,196	$–	$–	$1,387,196
Bank Loan	–	644,173	–	644,173
Collateralized Mortgage Obligations	–	740,014	–	740,014
Mortgage-Backed Securities	–	2,083,557	–	2,083,557
Corporate Bonds	–	202,914,715	–	202,914,715
Government Bonds	–	45,638,086	–	45,638,086
Preferred Stock	8,982,056	–	–	8,982,056
Short Term Investments	7,607,197	–	–	7,607,197
Total	$17,976,449	$252,020,545	$–	$269,996,994

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$17,426,494	$–	$–	$17,426,494
Collateralized Mortgage Obligations	–	1,139,126	–	1,139,126
Commercial Mortgage-Backed Securities	–	15,921	–	15,921
Mortgage-Backed Securities	–	844,667	–	844,667
Corporate Bonds	–	3,979,681	–	3,979,681
Government Bonds	–	3,326,723	–	3,326,723
Preferred Stock	5,290	–	–	5,290
Short Term Investments	652,108	–	–	652,108
Total	$18,083,892	$9,306,118	$–	$27,390,010

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Business Development Companies	$924,213	$–	$–	$924,213
Closed-End Funds	2,641,356	11,698,788	–	14,340,144
Common Stocks
Communications	1,491,313	–	–	1,491,313
Consumer Discretionary	–	999,348	–	999,348
Consumer Staples	1,894,550	483,964	–	2,378,514
Financials	23,790,692	14,688,868	–	38,479,560
Health Care	6,165,519	–	–	6,165,519
Technology	3,992,312	–	–	3,992,312
Preferred Stock	1,760,987	–	–	1,760,987
Short-Term Investments	2,806,187	–	–	2,806,187
Total	$45,467,129	$27,870,968	$–	$73,338,097
Other Financial Instruments
Liabilities:
Forward Contract	–	(10,148)	–	(10,148)
Total	$–	$(10,148)	$–	$(10,148)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$104,352,877	$–	$–	$104,352,877
Short-Term Investments	2,394,542	–	–	2,394,542
Total	$106,747,419	$–	$–	$106,747,419

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

The Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except the RiverFront Asset Allocation Growth & Income, ALPS | Smith Total Return Bond Fund and ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts - to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”), or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions

Libor Risk: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Fund’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR”, which is the offered rate for short-term Eurodollar deposits between major international banks. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2020. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3. DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at July 31, 2022 are disclosed after the Statement of Investments.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Contracts: Each Fund may engage in currency transactions with counterparties to hedge the value of portfolio securities denominated in particular currencies against fluctuations in relative value, to gain or reduce exposure to certain currencies, or to generate income or gains. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through delivery, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses.

4. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the period ended July 31, 2022 were as follows:

RiverFront Asset Allocation Growth & Income	Market Value as of October 31, 2021	Purchases	Sales	Market Value as of July 31, 2022	Share Balance as of July 31, 2022	Dividends	Change in Unrealized Gain (Loss)*	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$14,918,870	$18,977,204	$(25,413,665)	$7,748,279	335,464	$280,634	$(852,424)	$118,294
Riverfront Strategic Income Fund	2,096,048	2,816,785	(1,260,945)	3,536,105	151,569	47,196	(99,070)	(16,713)
First Trust RiverFront Dynamic Developed International ETF	14,309,799	10,247,483	(6,454,182)	15,436,942	269,971	534,293	(2,985,133)	318,975
First Trust RiverFront Dynamic Emerging Markets ETF	4,188,973	2,576,347	(2,403,925)	3,829,219	70,004	93,725	(789,650)	257,474
RiverFront Dynamic US Dividend Advantage ETF	20,189,676	18,554,942	(25,398,306)	21,157,054	459,836	437,476	681,324	7,129,418
RiverFront Dynamic US Flex-Cap ETF	7,565,220	13,540,440	(17,480,266)	6,206,405	143,070	38,553	(2,366,802)	4,947,813
	63,268,586	66,713,201	(78,411,289)	57,914,004	1,429,914	1,431,877	(6,411,755)	12,755,261

*	Affiliate unrealized gain (loss) at merger for Asset Allocation Aggressive and Asset Allocation Moderate was $13,241,730.